UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2016 through August 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

JPMorgan Institutional Trust Funds

August 31, 2016 (Unaudited)

JPMorgan Core Bond Trust

JPMorgan Equity Index Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

CEO’S LETTER

September 22, 2016 (Unaudited)

Dear Shareholder,

The U.S. continued to lead a slow global economic expansion through August 2016, further raising pressure on the U.S. Federal Reserve (the “Fed”) to begin raising interest rates even as leading central banks elsewhere extended their extraordinary stimulus efforts.

“It is especially notable that in the wake of a sell-off in June, financial markets fully recovered in the following two months.”

Amid uncertainty about China’s economic outlook in early 2016, a sharp sell-off in financial markets following Britain’s June 23rd vote to exit the European Union and low U.S. inflation, the Fed declined to raise rates at its May and July meetings. However, financial markets rebounded quickly from the so-called Brexit sell-off and investor concerns about China’s economy receded. By August 2016, investors’ appetite for risk had returned, driving up prices for both stocks and bonds and pushing market volatility to record lows.

Meanwhile, U.S. gross domestic product remained low but positive through the first and second quarters of 2016. Unemployment remained at 5.0% or lower from February through August and sales of new homes in the U.S. returned to levels last seen before the 2008 financial crisis.

Overseas, the European Central Bank (ECB) surprised financial markets in early March with a further cut in interest rates and an expansion of its own quantitative easing program, along with other specific stimulus policies. In July, the ECB maintained its key interest rate at zero. Partly in response to the Brexit vote, Britain’s central bank cut interest rates in August to their lowest level in the bank’s 322-year history and reintroduced a quantitative easing program and began buying corporate bonds. After introducing negative interest rates in early 2016 to combat sputtering growth, the Bank of Japan changed direction in early September 2016 and unveiled a “yield curve control” to improve commercial bank earnings and investment returns for pension funds and insurers.

The ultimate effect of these central bank actions was to produce negative yields on government bonds in Europe and Japan, which led to a bond market rally in the U.S. as investors sought returns in U.S. Treasury bonds. Bond yields generally move in the opposite direction of bond prices and the bond market rally pushed Treasury bond yields to record lows in July.

In this environment, the financial market’s implied probability of an interest rate increase at the Fed’s September 2016 meeting rose to 36% at the end of August. However, the U.S. central bank declined to raise rates, citing below-target inflation data and concerns about continued job growth.

While Fed Chairwoman Janet Yellen indicated there is a greater likelihood of an interest rate increase in December 2016, both the International Monetary Fund and the World Bank have issued warnings about slowing economic growth in the U.S. and the rest of the world.

During the six months ended August 31, 2016, U.S. investors generally enjoyed solid returns in both bond and stock markets. It is especially notable that in the wake of a sell-off in June, financial markets fully recovered in the following two months. We believe this outcome clearly illustrates the wisdom of an investment perspective that is diversified, persistent and is guided by a long-term vision.

We look forward to managing your investment needs for years to come.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

Overall, U.S. financial markets provided positive returns for the six month reporting period and rebounded from a startling but short sell-off in late June that was sparked by the British vote to exit the European Union. Continued low interest rates in the U.S. and negative rates elsewhere, along with generally strong U.S. corporate earnings, supported increased investment in U.S. equities during the six month period. The Standard & Poor’s 500 Index reached three new closing highs in August and posted a return of 13.60% for the six month reporting period.

Meanwhile, a global bond market rally drove government bond yields, which generally move inversely to bond prices, into negative territory in Japan and Europe. Overseas buying of U.S. debt helped push yields on 10-year Treasury bonds to a record low of 1.32% in July. Demand from investors, especially in Asia and Europe, for higher yielding debt drove up prices for corporate bonds. The Barclays U.S. Aggregate Index returned 3.68% for the six months ended August 31, 2016.

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

JPMorgan Core Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Core Bond Trust*	3.52%
Barclays U.S. Aggregate Index	3.68%

Net Assets as of 8/31/2016 (In Thousands)	$3,748,307
Duration as of 8/31/2016	5.5 Years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2016, the Fund underperformed the Barclays U.S. Aggregate Index (the “Benchmark”). Relative to the Benchmark, the Fund’s underweight position in the corporate credit sector, particularly in industrial credit bonds, was a leading detractor from performance. The Fund’s overweight position in asset-backed securities was a leading contributor to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasury securities and overweight in mortgage-backed securities.

PORTFOLIO COMPOSITION***
Corporate Bonds	24.9%
U.S. Treasury Obligations	21.9
Mortgage Pass-Through Securities	18.0
Collateralized Mortgage Obligations	16.9
Asset-Backed Securities	11.1
U.S. Government Agency Securities	2.6
Commercial Mortgage-Backed Securities	2.4
Foreign Government Securities	1.4
Others (each less than 1.0%)	0.6
Short-Term Investment	0.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2016. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2016

INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	3.52%	5.88%	3.82%	5.80%

*	Not annualized

TEN YEAR PERFORMANCE (8/31/06 TO 8/31/16)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Barclays U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from August 31, 2006 to August 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

JPMorgan Equity Index Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Equity Index Trust*	13.55%
S&P 500 Index**	13.60%

Net Assets as of 8/31/2016 (In Thousands)	$291,845

INVESTMENT OBJECTIVE***

The JPMorgan Equity Index Trust (the “Fund”) seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund generally performed in line with the S&P 500 Index (the “Benchmark”) for the six months ended August 31, 2016. This was consistent with the Fund’s indexing strategy and investment objective, as the Fund looks to generate returns that are comparable to that of the Benchmark.

Overall, U.S. equity markets provided positive returns for the six month reporting period and rebounded strongly from a late-June sell-off sparked by the British vote to exit the European Union. During the reporting period, all ten sectors of the Benchmark posted positive returns, with the information technology, financials and health care sectors providing the largest contribution to Benchmark returns and the telecommunication services, utilities and materials sectors providing the smallest contribution to Benchmark returns.

HOW WAS THE FUND POSITIONED?

The Fund was managed in conformity with an index replication strategy and aimed to hold the same stocks in nearly the same proportions as those found in the Benchmark.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Apple, Inc.	3.0%
2.	Microsoft Corp.	2.4
3.	Exxon Mobil Corp.	1.9
4.	Johnson & Johnson	1.7
5.	Amazon.com, Inc.	1.6
6.	Facebook, Inc., Class A	1.5
7.	General Electric Co.	1.5
8.	Berkshire Hathaway, Inc., Class B	1.5
9.	AT&T, Inc.	1.3
10.	JPMorgan Chase & Co.	1.3

PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	20.6%
Health Care	14.4
Financials	13.0
Consumer Discretionary	12.0
Consumer Staples	9.9
Industrials	9.8
Energy	6.9
Utilities	3.2
Real Estate	3.0
Materials	2.9
Telecommunication Services	2.6
Exchange Traded Fund	0.1
Short-Term Investments	1.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor, and is in no way affiliated with the Fund.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of August 31, 2016. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Equity Index Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2016

INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	13.55%	12.45%	14.56%	7.39%

*	Not annualized

TEN YEAR PERFORMANCE (8/31/06 TO 8/31/16)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust, the S&P 500 Index and the Lipper S&P 500 Funds Index from August 31, 2006 to August 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper S&P 500 Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. Stock Market. Index levels are based on total return in U.S. dollars. The Lipper S&P 500 Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Intermediate Bond Trust*	2.41%
Barclays Intermediate U.S. Government/Credit Index	2.34%

Net Assets as of 8/31/2016 (In Thousands)	$337,133
Duration as of 8/31/2016	3.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2016, the Fund outperformed the Barclays Intermediate U.S. Government/Credit Index (the “Benchmark”). The Fund’s security selection in the corporate credit sector was a leading contributor to performance relative to the Benchmark. The Fund’s allocation to agency mortgage securities and commercial mortgage-backed securities also made a positive contribution to relative performance.

The Fund’s underweight position in the corporate credit sector, particularly in industrial bonds, and its underweight position in U.S. Treasury bonds were leading detractors from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasuries and in the corporate credit sector. During the reporting period, the Fund was overweight in securities in the 7 and 10 year portions of the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

PORTFOLIO COMPOSITION***
Corporate Bonds	23.1%
U.S. Treasury Obligations	22.0
Collateralized Mortgage Obligations	22.0
Asset-Backed Securities	13.8
Mortgage Pass-Through Securities	10.6
U.S. Government Agency Securities	2.2
Commercial Mortgage-Backed Securities	2.1
Foreign Government Securities	1.2
Supranational	0.1
Short-Term Investment	2.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2016. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2016

INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	2.41%	4.30%	3.01%	5.05%

*	Not annualized

TEN YEAR PERFORMANCE (8/31/06 TO 8/31/16)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust, the Barclays Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from August 31, 2006 to August 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays Intermediate

U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 11.0%
	Academic Loan Funding Trust,
760	Series 2012-1A, Class A1, VAR, 1.288%, 12/27/22 (e)	760
1,494	Series 2013-1A, Class A, VAR, 1.324%, 12/26/44 (e)	1,469
	Ally Auto Receivables Trust,
153	Series 2013-2, Class A3, 0.790%, 01/15/18	154
300	Series 2013-2, Class A4, 1.240%, 11/15/18	300
1,229	Series 2014-SN2, Class A3, 1.030%, 09/20/17	1,229
	American Credit Acceptance Receivables Trust,
295	Series 2014-2, Class B, 2.260%, 03/10/20 (e)	295
311	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	311
957	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	956
1,225	Series 2015-2, Class C, 4.320%, 05/12/21 (e)	1,225
2,590	Series 2016-1A, Class B, 4.240%, 06/13/22 (e)	2,656
	American Homes 4 Rent Trust,
1,000	Series 2014-SFR1, Class C, VAR, 2.257%, 06/17/31 (e)	992
3,875	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	4,201
2,000	Series 2014-SFR2, Class D, 5.149%, 10/17/36 (e)	2,192
850	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	931
2,913	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	3,138
500	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	540
2,380	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	2,639
4,147	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	4,426
1,275	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	1,343
	AmeriCredit Automobile Receivables Trust,
67	Series 2013-5, Class A3, 0.900%, 09/10/18	67
192	Series 2015-2, Class A2A, 0.830%, 09/10/18	192
999	Series 2016-1, Class A3, 1.810%, 10/08/20	1,004
2,835	Series 2016-2, Class A2A, 1.420%, 10/08/19	2,836
513	Series 2016-2, Class A3, 1.600%, 11/09/20	513
794	Series 2016-3, Class A3, 1.460%, 05/08/21	792

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

7,100	Anchor Assets IX LLC, Series 2016-1, Class A, 5.125%, 02/15/20 (e)	7,100
3,459	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	3,378
1,387	AXIS Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	1,384
	B2R Mortgage Trust,
1,697	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	1,693
2,974	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	3,052
1,400	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	1,403
1,174	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	1,156
	BCC Funding Corp. X,
2,680	Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	2,671
550	Series 2015-1, Class D, 4.544%, 12/21/20 (e)	554
272	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.894%, 04/25/36	264
58	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	58
539	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	536
	Cabela’s Credit Card Master Note Trust,
700	Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	701
880	Series 2015-2, Class A1, 2.250%, 07/17/23	888
948	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	947
	CarFinance Capital Auto Trust,
61	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	61
375	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	375
745	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	741
1,561	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.528%, 10/15/21 (e)	1,280
	CarMax Auto Owner Trust,
181	Series 2013-4, Class A3, 0.800%, 07/16/18	181
440	Series 2013-4, Class A4, 1.280%, 05/15/19	440

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,734	Series 2015-2, Class A2A, 0.820%, 06/15/18	1,733
1,199	Carnow Auto Receivables Trust, Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	1,198
54	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 5.180%, 06/25/32	54
908	Chase Funding Trust, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	926
4,178	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	4,186
	Citi Held For Asset Issuance,
603	Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	603
1,459	Series 2015-PM1, Class B, 2.930%, 12/15/21 (e)	1,443
2,942	Series 2016-MF1, Class A, 4.480%, 08/15/22 (e)	2,967
3,610	Series 2016-PM1, Class A, 4.650%, 04/15/25 (e)	3,662
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,178
176	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.904%, 12/25/33	173
2,857	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.544%, 06/15/48 (e)	2,858
4,898	Colony American Homes, Series 2014-2A, Class A, VAR, 1.472%, 07/17/31 (e)	4,861
2,800	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	2,801
1,079	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 12/25/47 (d)	179
310	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	310
	CPS Auto Receivables Trust,
474	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	474
120	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	120
323	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	323
57	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	57
1,301	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	1,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

700	Series 2014-D, Class C, 4.350%, 11/16/20 (e)	688
946	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	945
223	Series 2015-A, Class C, 4.000%, 02/16/21 (e)	217
3,842	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	3,834
2,535	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	2,440
1,376	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	1,359
2,143	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	2,150
1,183	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	1,186
1,400	Series 2016-C, Class C, 3.270%, 06/15/22 (e)	1,395
	CPS Auto Trust,
296	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	295
50	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	50
	Credit Acceptance Auto Loan Trust,
1,008	Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	1,008
3,022	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	3,030
579	Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	578
212	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.424%, 10/25/34	198
	Drive Auto Receivables Trust,
1,471	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	1,505
2,323	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	2,326
2,882	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	2,907
1,059	Series 2015-CA, Class D, 4.200%, 09/15/21 (e)	1,056
1,320	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	1,365
1,898	Series 2016-AA, Class B, 3.170%, 05/15/20 (e)	1,919
2,535	Series 2016-AA, Class C, 3.910%, 05/17/21 (e)	2,594
477	Series 2016-BA, Class B, 2.560%, 06/15/20 (e)	479

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	DT Auto Owner Trust,
583	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	583
1,808	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	1,805
2,249	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	2,253
1,653	Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	1,651
	Exeter Automobile Receivables Trust,
32	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	33
551	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	550
556	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	560
617	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	618
2,125	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	2,120
1,371	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	1,368
1,825	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	1,824
2,182	Series 2016-2A, Class A, 2.210%, 07/15/20 (e)	2,178
307	Fifth Third Auto Trust, Series 2014-3, Class A3, 0.960%, 03/15/19	307
	First Investors Auto Owner Trust,
92	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	92
884	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	884
659	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	658
1,234	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	1,232
373	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	365
	FirstKey Lending Trust,
6,664	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	6,642
2,246	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	2,255
	Flagship Credit Auto Trust,
143	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	143
210	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	210

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

245	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	245
743	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	740
892	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	896
440	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	442
1,253	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	1,248
4,010	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	4,026
757	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	775
756	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	772
3,000	Series 2016-2, Class C, 6.220%, 09/15/22 (e)	3,228
1,411	Ford Credit Auto Owner Trust, Series 2015-B, Class A2A, 0.720%, 03/15/18	1,410
2,894	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	2,879
192	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	163
996	GLC II Trust, Series 2014-A, Class A, 4.000%, 12/18/20 (e)	983
802	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	797
	GLS Auto Receivables Trust,
3,139	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	3,132
1,431	Series 2015-1A, Class B, 4.430%, 12/15/20 (e)	1,441
4,380	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	4,403
1,200	Series 2016-1A, Class C, 6.900%, 10/15/21 (e)	1,265
695	GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	694
	GO Financial Auto Securitization Trust,
765	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	764
1,618	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	1,612
1,804	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	1,813
1,364	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	1,367
1,385	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class CT1, 3.438%, 10/15/46 (e)	1,384

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
127	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.724%, 03/25/36	115
	Honda Auto Receivables Owner Trust,
192	Series 2013-4, Class A3, 0.690%, 09/18/17	192
438	Series 2014-2, Class A3, 0.770%, 03/19/18	438
27	Series 2015-1, Class A2, 0.700%, 06/15/17	27
580	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.712%, 11/20/36	578
	Hyundai Auto Receivables Trust,
283	Series 2015-B, Class A2A, 0.690%, 04/16/18	283
931	Series 2015-B, Class A3, 1.120%, 11/15/19	930
960	Series 2016-A, Class A3, 1.560%, 09/15/20	967
3,662	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.507%, 06/17/31 (e)	3,642
	KGS-Alpha SBA COOF Trust,
9,822	Series 2012-2, Class A, IO, VAR, 0.878%, 08/25/38 (e)	266
8,158	Series 2013-2, Class A, IO, VAR, 1.596%, 03/25/39 (e)	381
4,033	Series 2015-2, Class A, IO, VAR, 2.899%, 07/25/41 (e)	535
1,249	LendingClub Issuance Trust, Series 2016-NP1, Class A, 3.750%, 06/15/22 (e)	1,251
2,894	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	2,869
225	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, VAR, 0.724%, 01/25/36	218
	LV Tower 52 Issuer LLC,
3,651	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	3,559
1,339	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	1,260
	MarketPlace Loan Trust,
230	Series 2015-OD3, Class A, 3.250%, 09/17/17 (e)	229
962	Series 2015-OD3, Class B, 5.250%, 09/17/17 (e)	955
729	Series 2015-OD4, Class A, 3.250%, 12/18/17 (e)	730
1,087	Series 2015-OD4, Class B, 5.250%, 12/18/17 (e)	1,080
4,066	Marlette Funding Trust, Series 2016-1A, Class A, 3.060%, 01/17/23 (e)	4,069
1,776	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	1,775

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

917	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	957
	Nationstar HECM Loan Trust,
161	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	161
1,097	Series 2016-1A, Class A, 2.981%, 02/25/26 (e)	1,097
1,121	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	1,121
446	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 1.015%, 12/07/20	444
719	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.171%, 11/25/33	738
	Nissan Auto Receivables Owner Trust,
698	Series 2014-B, Class A3, 1.110%, 05/15/19	699
857	Series 2016-B, Class A3, 1.320%, 01/15/21	859
	NRPL Trust,
2,743	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	2,724
1,522	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	1,511
6,487	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	6,344
1,200	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	1,135
2,411	NRZ Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T2, Class DT2, 4.679%, 08/17/48 (e)	2,402
	Oak Hill Advisors Residential Loan Trust,
2,150	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	2,131
769	Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	754
	Ocwen Master Advance Receivables Trust,
2,934	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	2,936
654	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	654
487	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	488
2,500	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	2,501
1,400	Series 2016-T1, Class AT1, 2.521%, 08/17/48 (e)	1,399
	OnDeck Asset Securitization Trust II LLC,
2,169	Series 2016-1A, Class A, 4.210%, 05/17/20 (e)	2,180
1,174	Series 2016-1A, Class B, 7.630%, 05/17/20 (e)	1,191

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	OneMain Financial Issuance Trust,
1,825	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	1,827
402	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	403
3,310	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	3,315
1,491	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	1,488
4,603	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	4,653
550	Series 2015-1A, Class B, 3.850%, 03/18/26 (e)	546
9,374	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	9,384
1,911	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	1,870
1,800	Series 2016-1A, Class C, 6.000%, 02/20/29 (e)	1,813
4,075	Series 2016-2A, Class C, SUB, 7.200%, 03/20/28 (e)	4,071
	Oportun Funding II LLC,
4,448	Series 2016-A, Class A, 4.700%, 03/08/21 (e)	4,448
1,622	Series 2016-A, Class B, 6.410%, 03/08/21 (e)	1,621
255	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	254
	Pretium Mortgage Credit Partners I LLC,
1,642	Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	1,643
2,000	Series 2015-NPL2, Class A2, SUB, 4.250%, 07/27/30 (e)	1,970
	Progreso Receivables Funding III LLC,
3,531	Series 2015-A, Class A, 3.625%, 02/08/20 (e)	3,532
906	Series 2015-A, Class B, 5.500%, 02/08/20 (e)	907
	Progreso Receivables Funding IV LLC,
1,603	Series 2015-B, Class A, 3.000%, 07/28/20 (e)	1,596
726	Series 2015-B, Class B, 5.000%, 07/28/20 (e)	725
	Progress Residential Trust,
3,955	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	4,007
2,012	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	2,035
2,566	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	2,581

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,230	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	1,218
5,245	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	5,385
295	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	307
1,200	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	1,242
	Purchasing Power Funding LLC,
4,000	Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	4,008
1,076	Series 2015-A, Class B, 6.000%, 12/15/19 (e)	1,070
710	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.824%, 03/25/36	705
979	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.685%, 10/25/47 (e)	979
292	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	137
2,362	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	2,343
	Santander Drive Auto Receivables Trust,
878	Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	871
70	Series 2015-S2, Class R1, 1.840%, 11/18/19 (e)	69
638	Series 2015-S7, Class R1, 1.970%, 03/16/21 (e)	633
191	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	193
267	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.392%, 01/25/36	199
420	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	417
584	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	583
2,551	SoFi Consumer Loan Program, Series 2016-2A, Class A, 3.090%, 10/27/25 (e)	2,572
	SpringCastle America Funding LLC,
4,194	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	4,197
1,500	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	1,498
	Springleaf Funding Trust,
3,744	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	3,746

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
525	Series 2014-AA, Class B, 3.450%, 12/15/22 (e)	525
3,841	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	3,874
1,087	Series 2015-AA, Class B, 3.620%, 11/15/24 (e)	1,065
2,113	Spruce ABS Trust, Series 2016-E1, Class A, 4.320%, 06/15/28 (e)	2,111
	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes,
2,499	Series 2015-T2, Class CT2, 3.740%, 01/15/47 (e)	2,499
1,719	Series 2015-T2, Class DT2, 4.230%, 01/15/47 (e)	1,719
8,499	Series 2015-T3, Class CT3, 3.910%, 07/15/47 (e)	8,511
1,422	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	1,414
784	Toyota Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.300%, 04/15/20	784
4,251	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.458%, 10/15/18 (e)	4,187
953	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.757%, 05/17/32 (e)	946
	U.S. Residential Opportunity Fund III Trust,
2,229	Series 2016-1III, Class A, SUB, 3.475%, 07/27/36 (e)	2,230
2,910	Series 2016-2III, Class A, SUB, 3.475%, 08/27/36 (e)	2,907
3,078	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	3,070
250	Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 01/20/21 (e)	250
520	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	519
518	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	518
	VOLT XIX LLC,
1,460	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	1,463
400	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	390
2,107	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	2,128
983	VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	991

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

2,756		VOLT XLVI LLC, Series 2016-NPL6, Class A1, SUB, 3.844%, 06/25/46 (e)	2,769
		VOLT XXII LLC,
1,686		Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	1,688
666		Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	638
1,961		VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	1,961
6,676		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	6,673
		VOLT XXVI LLC,
1,169		Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	1,165
921		Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	891
3,643		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	3,638
2,215		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	2,217
1,899		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	1,898
1,964		VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	1,964
2,388		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	2,387
999		VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	1,006
		Westgate Resorts LLC,
341		Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	341
406		Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	403
		World Omni Auto Receivables Trust,
281		Series 2013-B, Class A3, 0.830%, 08/15/18	280
413		Series 2013-B, Class A4, 1.320%, 01/15/20	414

		Total Asset-Backed Securities (Cost $413,540)	414,034

Collateralized Mortgage Obligations — 16.9%
		Agency CMO — 12.9%
122		Federal Home Loan Mortgage Corp. —Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	134
		Federal Home Loan Mortgage Corp. REMIC,
2		Series 22, Class C, 9.500%, 04/15/20	2
5		Series 23, Class F, 9.600%, 04/15/20	5
—	(h)	Series 47, Class F, 10.000%, 06/15/20	—	(h)
2		Series 99, Class Z, 9.500%, 01/15/21	2
—	(h)	Series 204, Class E, HB, IF, 1,787.516%, 05/15/23	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
3		Series 1065, Class J, 9.000%, 04/15/21	3
1		Series 1079, Class S, HB, IF, 32.274%, 05/15/21	1
2		Series 1084, Class F, VAR, 1.458%, 05/15/21	2
1		Series 1084, Class S, HB, IF, 42.941%, 05/15/21	2
6		Series 1116, Class I, 5.500%, 08/15/21	6
7		Series 1144, Class KB, 8.500%, 09/15/21	8
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,137.063%, 01/15/22	2
6		Series 1250, Class J, 7.000%, 05/15/22	6
11		Series 1343, Class LA, 8.000%, 08/15/22	12
14		Series 1343, Class LB, 7.500%, 08/15/22	16
24		Series 1370, Class JA, VAR, 1.658%, 09/15/22	25
23		Series 1455, Class WB, IF, 4.421%, 12/15/22	25
112		Series 1466, Class PZ, 7.500%, 02/15/23	123
2		Series 1470, Class F, VAR, 1.690%, 02/15/23	2
124		Series 1498, Class I, VAR, 1.658%, 04/15/23	127
181		Series 1502, Class PX, 7.000%, 04/15/23	197
20		Series 1505, Class Q, 7.000%, 05/15/23	23
48		Series 1518, Class G, IF, 8.591%, 05/15/23	57
16		Series 1541, Class M, HB, IF, 24.763%, 07/15/23	24
43		Series 1541, Class O, VAR, 0.840%, 07/15/23	43
5		Series 1570, Class F, VAR, 2.190%, 08/15/23	5
161		Series 1573, Class PZ, 7.000%, 09/15/23	178
95		Series 1591, Class PV, 6.250%, 10/15/23	105
27		Series 1602, Class SA, HB, IF, 21.100%, 10/15/23	40
432		Series 1608, Class L, 6.500%, 09/15/23	495
287		Series 1638, Class H, 6.500%, 12/15/23	329
205		Series 1642, Class PJ, 6.000%, 11/15/23	224
14		Series 1671, Class QC, IF, 10.000%, 02/15/24	20
10		Series 1686, Class SH, IF, 18.095%, 02/15/24	14

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
70	Series 1695, Class EB, 7.000%, 03/15/24	78
14	Series 1699, Class FC, VAR, 1.108%, 03/15/24	14
73	Series 1700, Class GA, PO, 02/15/24	70
183	Series 1706, Class K, 7.000%, 03/15/24	203
7	Series 1709, Class FA, VAR, 0.730%, 03/15/24	7
25	Series 1745, Class D, 7.500%, 08/15/24	28
414	Series 1760, Class ZD, VAR, 1.080%, 02/15/24	413
152	Series 1798, Class F, 5.000%, 05/15/23	162
2	Series 1807, Class G, 9.000%, 10/15/20	2
36	Series 1829, Class ZB, 6.500%, 03/15/26	40
38	Series 1863, Class Z, 6.500%, 07/15/26	43
39	Series 1865, Class D, PO, 02/15/24	36
36	Series 1890, Class H, 7.500%, 09/15/26	41
112	Series 1899, Class ZE, 8.000%, 09/15/26	128
6	Series 1935, Class FL, VAR, 1.208%, 02/15/27	6
79	Series 1963, Class Z, 7.500%, 01/15/27	90
11	Series 1970, Class PG, 7.250%, 07/15/27	13
137	Series 1981, Class Z, 6.000%, 05/15/27	152
50	Series 1987, Class PE, 7.500%, 09/15/27	55
121	Series 2019, Class Z, 6.500%, 12/15/27	135
33	Series 2033, Class SN, HB, IF, 28.332%, 03/15/24	16
94	Series 2038, Class PN, IO, 7.000%, 03/15/28	18
210	Series 2040, Class PE, 7.500%, 03/15/28	240
29	Series 2043, Class CJ, 6.500%, 04/15/28	33
134	Series 2054, Class PV, 7.500%, 05/15/28	154
281	Series 2075, Class PH, 6.500%, 08/15/28	312
315	Series 2075, Class PM, 6.250%, 08/15/28	352
81	Series 2086, Class GB, 6.000%, 09/15/28	92
130	Series 2089, Class PJ, IO, 7.000%, 10/15/28	15
365	Series 2095, Class PE, 6.000%, 11/15/28	418
120	Series 2125, Class JZ, 6.000%, 02/15/29	134
28	Series 2132, Class SB, HB, IF, 28.410%, 03/15/29	50
10	Series 2134, Class PI, IO, 6.500%, 03/15/19	1
158	Series 2136, Class PG, 6.000%, 03/15/29	182
45	Series 2141, Class IO, IO, 7.000%, 04/15/29	5
46	Series 2163, Class PC, IO, 7.500%, 06/15/29	6

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
462		Series 2169, Class TB, 7.000%, 06/15/29	528
255		Series 2172, Class QC, 7.000%, 07/15/29	288
222		Series 2176, Class OJ, 7.000%, 08/15/29	258
123		Series 2201, Class C, 8.000%, 11/15/29	141
118		Series 2209, Class TC, 8.000%, 01/15/30	142
208		Series 2210, Class Z, 8.000%, 01/15/30	241
39		Series 2224, Class CB, 8.000%, 03/15/30	46
110		Series 2230, Class Z, 8.000%, 04/15/30	128
84		Series 2234, Class PZ, 7.500%, 05/15/30	98
80		Series 2247, Class Z, 7.500%, 08/15/30	93
116		Series 2256, Class MC, 7.250%, 09/15/30	134
175		Series 2259, Class ZM, 7.000%, 10/15/30	201
6		Series 2261, Class ZY, 7.500%, 10/15/30	6
26		Series 2262, Class Z, 7.500%, 10/15/30	31
225		Series 2271, Class PC, 7.250%, 12/15/30	259
199		Series 2283, Class K, 6.500%, 12/15/23	220
104		Series 2296, Class PD, 7.000%, 03/15/31	121
31		Series 2306, Class K, PO, 05/15/24	29
72		Series 2306, Class SE, IF, IO, 9.020%, 05/15/24	14
134		Series 2313, Class LA, 6.500%, 05/15/31	157
165		Series 2325, Class PM, 7.000%, 06/15/31	194
1,100		Series 2344, Class ZD, 6.500%, 08/15/31	1,303
90		Series 2344, Class ZJ, 6.500%, 08/15/31	104
95		Series 2345, Class NE, 6.500%, 08/15/31	111
88		Series 2351, Class PZ, 6.500%, 08/15/31	101
761		Series 2353, Class AZ, 6.000%, 09/15/31	873
1		Series 2353, Class TD, 6.000%, 09/15/16	1
—	(h)	Series 2355, Class BP, 6.000%, 09/15/16	—	(h)
—	(h)	Series 2359, Class PM, 6.000%, 09/15/16	—	(h)
346		Series 2359, Class ZB, 8.500%, 06/15/31	409
—	(h)	Series 2360, Class PG, 6.000%, 09/15/16	—	(h)
1		Series 2366, Class MD, 6.000%, 10/15/16	1
178		Series 2367, Class ME, 6.500%, 10/15/31	204
4		Series 2391, Class QR, 5.500%, 12/15/16	4
3		Series 2394, Class MC, 6.000%, 12/15/16	3
390		Series 2396, Class FM, VAR, 0.958%, 12/15/31	391
196		Series 2399, Class OH, 6.500%, 01/15/32	220
318		Series 2399, Class TH, 6.500%, 01/15/32	356
304		Series 2410, Class NG, 6.500%, 02/15/32	345
116		Series 2410, Class OE, 6.375%, 02/15/32	127
211		Series 2410, Class QS, IF, 18.180%, 02/15/32	332
119		Series 2410, Class QX, IF, IO, 8.142%, 02/15/32	36

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
241		Series 2412, Class SP, IF, 15.085%, 02/15/32	322
348		Series 2420, Class XK, 6.500%, 02/15/32	391
304		Series 2423, Class MC, 7.000%, 03/15/32	351
279		Series 2423, Class MT, 7.000%, 03/15/32	323
11		Series 2425, Class OB, 6.000%, 03/15/17	11
550		Series 2430, Class WF, 6.500%, 03/15/32	643
331		Series 2434, Class TC, 7.000%, 04/15/32	387
362		Series 2435, Class CJ, 6.500%, 04/15/32	418
255		Series 2436, Class MC, 7.000%, 04/15/32	286
207		Series 2444, Class ES, IF, IO, 7.442%, 03/15/32	57
145		Series 2450, Class GZ, 7.000%, 05/15/32	167
165		Series 2450, Class SW, IF, IO, 7.492%, 03/15/32	41
679		Series 2455, Class GK, 6.500%, 05/15/32	788
—	(h)	Series 2458, Class QE, 5.500%, 06/15/17	—	(h)
239		Series 2462, Class JG, 6.500%, 06/15/32	273
527		Series 2464, Class SI, IF, IO, 7.492%, 02/15/32	111
472		Series 2466, Class PH, 6.500%, 06/15/32	544
272		Series 2474, Class NR, 6.500%, 07/15/32	314
311		Series 2484, Class LZ, 6.500%, 07/15/32	364
347		Series 2500, Class MC, 6.000%, 09/15/32	395
6		Series 2503, Class BH, 5.500%, 09/15/17	6
42		Series 2508, Class AQ, 5.500%, 10/15/17	43
279		Series 2512, Class PG, 5.500%, 10/15/22	306
148		Series 2535, Class BK, 5.500%, 12/15/22	159
83		Series 2537, Class TE, 5.500%, 12/15/17	85
532		Series 2543, Class YX, 6.000%, 12/15/32	600
535		Series 2544, Class HC, 6.000%, 12/15/32	614
631		Series 2552, Class ME, 6.000%, 01/15/33	728
655		Series 2567, Class QD, 6.000%, 02/15/33	753
373		Series 2568, Class KG, 5.500%, 02/15/23	411
68		Series 2571, Class SK, HB, IF, 32.311%, 09/15/23	115
1,470		Series 2575, Class ME, 6.000%, 02/15/33	1,619
194		Series 2586, Class WI, IO, 6.500%, 03/15/33	33
193		Series 2587, Class WX, 5.000%, 03/15/18	198
410		Series 2596, Class QG, 6.000%, 03/15/33	451
74		Series 2611, Class UH, 4.500%, 05/15/18	76
138		Series 2617, Class GR, 4.500%, 05/15/18	141
108		Series 2626, Class NS, IF, IO, 6.042%, 06/15/23	4
154		Series 2631, Class LC, 4.500%, 06/15/18	158

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
76	Series 2636, Class Z, 4.500%, 06/15/18	78
106	Series 2637, Class SA, IF, IO, 5.592%, 06/15/18	4
24	Series 2638, Class DS, IF, 8.092%, 07/15/23	26
79	Series 2650, Class PO, PO, 12/15/32	78
449	Series 2650, Class SO, PO, 12/15/32	438
115	Series 2651, Class VZ, 4.500%, 07/15/18	118
583	Series 2675, Class CK, 4.000%, 09/15/18	595
84	Series 2692, Class SC, IF, 12.271%, 07/15/33	96
174	Series 2695, Class DG, 4.000%, 10/15/18	178
888	Series 2710, Class HB, 5.500%, 11/15/23	973
574	Series 2716, Class UN, 4.500%, 12/15/23	610
282	Series 2720, Class PC, 5.000%, 12/15/23	306
147	Series 2744, Class PE, 5.500%, 02/15/34	156
190	Series 2744, Class TU, 5.500%, 05/15/32	193
5	Series 2780, Class JG, 4.500%, 04/15/19	5
347	Series 2783, Class AT, 4.000%, 04/15/19	354
886	Series 2809, Class UC, 4.000%, 06/15/19	907
44	Series 2835, Class QO, PO, 12/15/32	40
35	Series 2840, Class JO, PO, 06/15/23	34
90	Series 2922, Class JN, 4.500%, 02/15/20	92
285	Series 2934, Class EC, PO, 02/15/20	278
237	Series 2934, Class HI, IO, 5.000%, 02/15/20	14
203	Series 2934, Class KI, IO, 5.000%, 02/15/20	11
144	Series 2958, Class QD, 4.500%, 04/15/20	147
890	Series 2965, Class GD, 4.500%, 04/15/20	918
16	Series 2989, Class PO, PO, 06/15/23	16
3,119	Series 2990, Class UZ, 5.750%, 06/15/35	3,582
1,233	Series 3004, Class EK, 5.500%, 07/15/35	1,359
65	Series 3014, Class OD, PO, 08/15/35	63
944	Series 3047, Class OD, 5.500%, 10/15/35	1,089
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,611
10	Series 3068, Class AO, PO, 01/15/35	10
139	Series 3068, Class QB, 4.500%, 06/15/20	142
1,249	Series 3074, Class BH, 5.000%, 11/15/35	1,359
297	Series 3085, Class WF, VAR, 1.308%, 08/15/35	302
502	Series 3102, Class FB, VAR, 0.808%, 01/15/36	502
119	Series 3102, Class HS, HB, IF, 22.705%, 01/15/36	190
600	Series 3117, Class EO, PO, 02/15/36	552

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
347	Series 3117, Class OK, PO, 02/15/36	307
20	Series 3122, Class ZB, 6.000%, 03/15/36	26
1,216	Series 3131, Class BK, 5.500%, 03/15/26	1,337
103	Series 3134, Class PO, PO, 03/15/36	95
495	Series 3138, Class PO, PO, 04/15/36	453
31	Series 3149, Class SO, PO, 05/15/36	28
313	Series 3151, Class UC, 5.500%, 08/15/35	326
445	Series 3152, Class MO, PO, 03/15/36	423
112	Series 3171, Class MO, PO, 06/15/36	107
404	Series 3179, Class OA, PO, 07/15/36	379
82	Series 3194, Class SA, IF, IO, 6.592%, 07/15/36	9
415	Series 3211, Class SO, PO, 09/15/36	383
188	Series 3218, Class AO, PO, 09/15/36	161
374	Series 3219, Class DI, IO, 6.000%, 04/15/36	66
1,040	Series 3229, Class HE, 5.000%, 10/15/26	1,131
385	Series 3232, Class ST, IF, IO, 6.192%, 10/15/36	69
158	Series 3233, Class OP, PO, 05/15/36	150
254	Series 3256, Class PO, PO, 12/15/36	232
566	Series 3260, Class CS, IF, IO, 5.632%, 01/15/37	79
298	Series 3261, Class OA, PO, 01/15/37	284
143	Series 3274, Class JO, PO, 02/15/37	134
106	Series 3275, Class FL, VAR, 0.948%, 02/15/37	107
638	Series 3290, Class SB, IF, IO, 5.942%, 03/15/37	103
1,039	Series 3315, Class HZ, 6.000%, 05/15/37	1,108
42	Series 3318, Class AO, PO, 05/15/37	38
69	Series 3326, Class JO, PO, 06/15/37	66
304	Series 3331, Class PO, PO, 06/15/37	288
265	Series 3385, Class SN, IF, IO, 5.492%, 11/15/37	35
421	Series 3387, Class SA, IF, IO, 5.912%, 11/15/37	70
689	Series 3404, Class SC, IF, IO, 5.492%, 01/15/38	102
4,127	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	50
470	Series 3424, Class PI, IF, IO, 6.292%, 04/15/38	74
864	Series 3481, Class SJ, IF, IO, 5.342%, 08/15/38	104
599	Series 3511, Class SA, IF, IO, 5.492%, 02/15/39	107

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
173	Series 3549, Class FA, VAR, 1.708%, 07/15/39	176
235	Series 3607, Class BO, PO, 04/15/36	224
790	Series 3607, Class OP, PO, 07/15/37	723
414	Series 3607, Class PO, PO, 05/15/37	370
109	Series 3611, Class PO, PO, 07/15/34	104
319	Series 3621, Class BO, PO, 01/15/40	293
365	Series 3720, Class A, 4.500%, 09/15/25	394
494	Series 3739, Class LI, IO, 4.000%, 03/15/34	6
1,870	Series 3747, Class HI, IO, 4.500%, 07/15/37	69
1,000	Series 3747, Class PY, 4.000%, 10/15/40	1,122
1,102	Series 3759, Class HI, IO, 4.000%, 08/15/37	45
981	Series 3760, Class GI, IO, 4.000%, 10/15/37	31
9,334	Series 3774, Class EW, 3.500%, 12/15/25	10,030
5,000	Series 3793, Class AB, 3.500%, 01/15/26	5,400
23	Series 3798, Class BF, VAR, 0.808%, 06/15/24	23
304	Series 3804, Class FN, VAR, 0.958%, 03/15/39	305
2,104	Series 3819, Class ZQ, 6.000%, 04/15/36	2,399
496	Series 3852, Class QN, IF, 5.500%, 05/15/41	548
1,516	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,634
1,616	Series 3920, Class LP, 5.000%, 01/15/34	1,795
1,018	Series 3925, Class FL, VAR, 0.958%, 01/15/41	1,019
774	Series 3957, Class B, 4.000%, 11/15/41	829
1,048	Series 3966, Class NA, 4.000%, 12/15/41	1,135
552	Series 3997, Class PF, VAR, 0.958%, 11/15/39	554
2,408	Series 4048, Class FJ, VAR, 0.867%, 07/15/37	2,374
2,000	Series 4217, Class KY, 3.000%, 06/15/43	2,081
6,189	Series 4219, Class JA, 3.500%, 08/15/39	6,513
2,501	Series 4240, Class B, 3.000%, 08/15/33	2,633
3,684	Series 4251, Class KW, 2.500%, 04/15/28	3,700
5,058	Series 4374, Class NC, SUB, 2.750%, 02/15/46	5,238
	Federal Home Loan Mortgage Corp. STRIPS,
1	Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
781	Series 233, Class 11, IO, 5.000%, 09/15/35	114
1,110	Series 233, Class 13, IO, 5.000%, 09/15/35	166
142	Series 243, Class 16, IO, 4.500%, 11/15/20	6

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
337	Series 243, Class 17, IO, 4.500%, 12/15/20	17
7,055	Series 262, Class 35, 3.500%, 07/15/42	7,508
1,896	Series 264, Class F1, VAR, 1.058%, 07/15/42	1,895
7,156	Series 299, Class 300, 3.000%, 01/15/43	7,445
2,156	Series 310, Class PO, PO, 09/15/43	1,880
4,233	Series 323, Class 300, 3.000%, 01/15/44	4,407
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
427	Series T-41, Class 3A, VAR, 5.853%, 07/25/32	456
259	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	319
1,532	Series T-54, Class 2A, 6.500%, 02/25/43	1,845
448	Series T-54, Class 3A, 7.000%, 02/25/43	538
172	Series T-58, Class APO, PO, 09/25/43	151
386	Series T-59, Class 1AP, PO, 10/25/43	326
1,557	Series T-76, Class 2A, VAR, 1.665%, 10/25/37	1,639
	Federal National Mortgage Association — ACES,
3,022	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	3,256
1,416	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,521
8,500	Series 2011-M2, Class A3, 3.764%, 04/25/21	9,235
185	Series 2012-M11, Class FA, VAR, 0.980%, 08/25/19	184
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,925
2,664	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	2,926
2,500	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	2,717
57	Series 2014-M5, Class FA, VAR, 0.825%, 01/25/17	57
7,700	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	8,038
8,555	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	9,155
	Federal National Mortgage Association Grantor Trust,
746	Series 2002-T19, Class A2, 7.000%, 07/25/42	901
584	Series 2004-T3, Class 1A3, 7.000%, 02/25/44	697
	Federal National Mortgage Association REMIC,
1	Series 1988-7, Class Z, 9.250%, 04/25/18	1
4	Series 1989-70, Class G, 8.000%, 10/25/19	5

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
2		Series 1989-78, Class H, 9.400%, 11/25/19	2
4		Series 1989-83, Class H, 8.500%, 11/25/19	4
2		Series 1989-89, Class H, 9.000%, 11/25/19	2
4		Series 1990-1, Class D, 8.800%, 01/25/20	4
—	(h)	Series 1990-60, Class K, 5.500%, 06/25/20	1
1		Series 1990-63, Class H, 9.500%, 06/25/20	1
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
9		Series 1990-102, Class J, 6.500%, 08/25/20	9
8		Series 1990-120, Class H, 9.000%, 10/25/20	9
1		Series 1990-134, Class SC, HB, IF, 20.813%, 11/25/20	1
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
4		Series 1991-24, Class Z, 5.000%, 03/25/21	4
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
22		Series 1992-136, Class PK, 6.000%, 08/25/22	23
15		Series 1992-143, Class MA, 5.500%, 09/25/22	16
56		Series 1992-163, Class M, 7.750%, 09/25/22	62
92		Series 1992-188, Class PZ, 7.500%, 10/25/22	102
35		Series 1993-21, Class KA, 7.700%, 03/25/23	39
55		Series 1993-25, Class J, 7.500%, 03/25/23	61
14		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	19
21		Series 1993-62, Class SA, IF, 18.923%, 04/25/23	29
11		Series 1993-165, Class SD, IF, 13.393%, 09/25/23	14
24		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	27
17		Series 1993-179, Class SB, HB, IF, 26.731%, 10/25/23	27
11		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	14
5		Series 1993-199, Class FA, VAR, 1.074%, 10/25/23	5
31		Series 1993-205, Class H, PO, 09/25/23	30

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
51		Series 1993-225, Class UB, 6.500%, 12/25/23	57
17		Series 1993-230, Class FA, VAR, 1.124%, 12/25/23	17
43		Series 1993-247, Class FE, VAR, 1.524%, 12/25/23	43
20		Series 1993-247, Class SU, IF, 12.260%, 12/25/23	25
172		Series 1994-37, Class L, 6.500%, 03/25/24	190
931		Series 1994-40, Class Z, 6.500%, 03/25/24	1,016
41		Series 1995-2, Class Z, 8.500%, 01/25/25	47
209		Series 1995-19, Class Z, 6.500%, 11/25/23	241
184		Series 1996-14, Class SE, IF, IO, 9.170%, 08/25/23	40
—	(h)	Series 1996-27, Class FC, VAR, 1.024%, 03/25/17	—	(h)
15		Series 1996-59, Class J, 6.500%, 08/25/22	16
154		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	5
14		Series 1997-27, Class J, 7.500%, 04/18/27	16
32		Series 1997-29, Class J, 7.500%, 04/20/27	37
220		Series 1997-39, Class PD, 7.500%, 05/20/27	257
17		Series 1997-42, Class ZC, 6.500%, 07/18/27	20
347		Series 1997-61, Class ZC, 7.000%, 02/25/23	384
58		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	6
8		Series 1998-4, Class C, PO, 04/25/23	8
101		Series 1998-36, Class ZB, 6.000%, 07/18/28	115
62		Series 1998-43, Class SA, IF, IO, 19.057%, 04/25/23	24
111		Series 1998-66, Class SB, IF, IO, 7.626%, 12/25/28	19
67		Series 1999-17, Class C, 6.350%, 04/25/29	74
256		Series 1999-18, Class Z, 5.500%, 04/18/29	285
27		Series 1999-38, Class SK, IF, IO, 7.526%, 08/25/23	2
32		Series 1999-52, Class NS, HB, IF, 21.912%, 10/25/23	47
95		Series 1999-62, Class PB, 7.500%, 12/18/29	111
305		Series 2000-2, Class ZE, 7.500%, 02/25/30	350
187		Series 2000-20, Class SA, IF, IO, 8.576%, 07/25/30	48

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
24		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	4
74		Series 2001-4, Class PC, 7.000%, 03/25/21	80
69		Series 2001-7, Class PF, 7.000%, 03/25/31	80
194		Series 2001-30, Class PM, 7.000%, 07/25/31	221
212		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	41
194		Series 2001-36, Class DE, 7.000%, 08/25/31	226
471		Series 2001-44, Class MY, 7.000%, 09/25/31	542
64		Series 2001-44, Class PD, 7.000%, 09/25/31	73
80		Series 2001-44, Class PU, 7.000%, 09/25/31	92
553		Series 2001-48, Class Z, 6.500%, 09/25/21	614
49		Series 2001-49, Class Z, 6.500%, 09/25/31	57
60		Series 2001-52, Class KB, 6.500%, 10/25/31	67
631		Series 2001-61, Class Z, 7.000%, 11/25/31	716
1		Series 2001-71, Class MB, 6.000%, 12/25/16	1
—	(h)	Series 2001-71, Class QE, 6.000%, 12/25/16	—	(h)
21		Series 2001-72, Class SX, IF, 16.245%, 12/25/31	30
4		Series 2001-74, Class MB, 6.000%, 12/25/16	4
51		Series 2002-1, Class HC, 6.500%, 02/25/22	56
57		Series 2002-1, Class SA, HB, IF, 23.483%, 02/25/32	98
43		Series 2002-1, Class UD, HB, IF, 22.665%, 12/25/23	64
10		Series 2002-2, Class UC, 6.000%, 02/25/17	11
5		Series 2002-3, Class OG, 6.000%, 02/25/17	5
—	(h)	Series 2002-7, Class OG, 6.000%, 03/25/17	—	(h)
6		Series 2002-10, Class SB, IF, 17.941%, 03/25/17	6
701		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	36
10		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	13
2		Series 2002-19, Class PE, 6.000%, 04/25/17	2
20		Series 2002-21, Class LO, PO, 04/25/32	19
197		Series 2002-21, Class PE, 6.500%, 04/25/32	224

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
24	Series 2002-24, Class AJ, 6.000%, 04/25/17	25
9	Series 2002-25, Class SG, IF, 18.061%, 05/25/17	9
503	Series 2002-28, Class PK, 6.500%, 05/25/32	563
121	Series 2002-37, Class Z, 6.500%, 06/25/32	140
28	Series 2002-42, Class C, 6.000%, 07/25/17	29
676	Series 2002-48, Class GH, 6.500%, 08/25/32	786
64	Series 2002-62, Class ZE, 5.500%, 11/25/17	65
22	Series 2002-63, Class KC, 5.000%, 10/25/17	23
107	Series 2002-77, Class S, IF, 13.522%, 12/25/32	132
360	Series 2002-83, Class CS, 6.881%, 08/25/23	396
61	Series 2002-94, Class BK, 5.500%, 01/25/18	62
97	Series 2003-3, Class HJ, 5.000%, 02/25/18	98
2,253	Series 2003-22, Class UD, 4.000%, 04/25/33	2,419
698	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	127
455	Series 2003-34, Class AX, 6.000%, 05/25/33	523
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,704
28	Series 2003-35, Class UC, 3.750%, 05/25/33	29
85	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	18
709	Series 2003-39, Class LW, 5.500%, 05/25/23	766
448	Series 2003-41, Class PE, 5.500%, 05/25/23	481
134	Series 2003-42, Class GB, 4.000%, 05/25/33	144
316	Series 2003-47, Class PE, 5.750%, 06/25/33	359
112	Series 2003-52, Class SX, HB, IF, 21.377%, 10/25/31	167
94	Series 2003-64, Class SX, IF, 12.515%, 07/25/33	119
458	Series 2003-71, Class DS, IF, 6.808%, 08/25/33	519
729	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	121

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
61	Series 2003-74, Class SH, IF, 9.226%, 08/25/33	71
103	Series 2003-76, Class GQ, 4.500%, 08/25/18	106
153	Series 2003-80, Class SY, IF, IO, 7.126%, 06/25/23	4
187	Series 2003-81, Class LC, 4.500%, 09/25/18	192
560	Series 2003-83, Class PG, 5.000%, 06/25/23	582
159	Series 2003-91, Class SD, IF, 11.626%, 09/25/33	194
1,005	Series 2003-116, Class SB, IF, IO, 7.076%, 11/25/33	225
111	Series 2003-128, Class NG, 4.000%, 01/25/19	113
49	Series 2003-130, Class SX, IF, 10.733%, 01/25/34	60
76	Series 2003-132, Class OA, PO, 08/25/33	73
921	Series 2004-4, Class QI, IF, IO, 6.576%, 06/25/33	93
87	Series 2004-4, Class QM, IF, 13.151%, 06/25/33	107
345	Series 2004-10, Class SC, HB, IF, 26.502%, 02/25/34	418
240	Series 2004-25, Class PC, 5.500%, 01/25/34	249
629	Series 2004-25, Class SA, IF, 18.083%, 04/25/34	936
748	Series 2004-27, Class HB, 4.000%, 05/25/19	767
165	Series 2004-36, Class PC, 5.500%, 02/25/34	172
943	Series 2004-36, Class SA, IF, 18.083%, 05/25/34	1,454
228	Series 2004-36, Class SN, IF, 13.151%, 07/25/33	257
359	Series 2004-46, Class QB, HB, IF, 21.902%, 05/25/34	543
1,135	Series 2004-46, Class SK, IF, 15.058%, 05/25/34	1,497
179	Series 2004-51, Class SY, IF, 13.191%, 07/25/34	239
193	Series 2004-53, Class NC, 5.500%, 07/25/24	210
242	Series 2004-59, Class BG, PO, 12/25/32	229
605	Series 2004-61, Class FH, VAR, 1.324%, 11/25/32	619

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
80	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	96
77	Series 2004-76, Class CL, 4.000%, 10/25/19	79
292	Series 2004-79, Class SP, IF, 18.358%, 11/25/34	367
35	Series 2004-81, Class AC, 4.000%, 11/25/19	36
35	Series 2005-52, Class PA, 6.500%, 06/25/35	37
1,007	Series 2005-56, Class S, IF, IO, 6.186%, 07/25/35	196
240	Series 2005-66, Class SG, IF, 16.064%, 07/25/35	356
349	Series 2005-68, Class BC, 5.250%, 06/25/35	370
1,020	Series 2005-68, Class PG, 5.500%, 08/25/35	1,155
472	Series 2005-68, Class UC, 5.000%, 06/25/35	495
430	Series 2005-74, Class CS, IF, 18.578%, 05/25/35	609
3,439	Series 2005-84, Class XM, 5.750%, 10/25/35	3,749
1,406	Series 2005-109, Class PC, 6.000%, 12/25/35	1,564
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	5,084
830	Series 2005-110, Class MN, 5.500%, 06/25/35	864
74	Series 2006-15, Class OT, PO, 01/25/36	72
332	Series 2006-16, Class OA, PO, 03/25/36	305
493	Series 2006-22, Class AO, PO, 04/25/36	451
130	Series 2006-23, Class KO, PO, 04/25/36	118
1,217	Series 2006-39, Class WC, 5.500%, 01/25/36	1,333
706	Series 2006-44, Class GO, PO, 06/25/36	668
1,637	Series 2006-44, Class P, PO, 12/25/33	1,561
1,019	Series 2006-46, Class UC, 5.500%, 12/25/35	1,107
1,078	Series 2006-53, Class US, IF, IO, 6.056%, 06/25/36	155
995	Series 2006-56, Class FC, VAR, 0.814%, 07/25/36	992
556	Series 2006-56, Class PO, PO, 07/25/36	502
633	Series 2006-58, Class AP, PO, 07/25/36	605
79	Series 2006-58, Class FL, VAR, 0.984%, 07/25/36	79

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
316	Series 2006-58, Class PO, PO, 07/25/36	301
234	Series 2006-59, Class QO, PO, 01/25/33	229
3,866	Series 2006-60, Class DZ, 6.500%, 07/25/36	5,045
478	Series 2006-65, Class QO, PO, 07/25/36	440
96	Series 2006-72, Class TO, PO, 08/25/36	92
1,848	Series 2006-77, Class PC, 6.500%, 08/25/36	2,136
394	Series 2006-79, Class DO, PO, 08/25/36	371
333	Series 2006-90, Class AO, PO, 09/25/36	314
138	Series 2006-109, Class PO, PO, 11/25/36	132
929	Series 2006-110, Class PO, PO, 11/25/36	889
91	Series 2006-111, Class EO, PO, 11/25/36	87
605	Series 2006-118, Class A2, VAR, 0.584%, 12/25/36	604
92	Series 2006-119, Class PO, PO, 12/25/36	87
1,348	Series 2006-124, Class HB, VAR, 5.358%, 11/25/36	1,426
709	Series 2006-128, Class BP, 5.500%, 01/25/37	760
576	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	96
785	Series 2007-7, Class SG, IF, IO, 5.976%, 08/25/36	219
1,458	Series 2007-14, Class ES, IF, IO, 5.916%, 03/25/37	258
129	Series 2007-15, Class NO, PO, 03/25/22	124
406	Series 2007-16, Class FC, VAR, 1.274%, 03/25/37	411
134	Series 2007-42, Class AO, PO, 05/25/37	129
218	Series 2007-48, Class PO, PO, 05/25/37	205
602	Series 2007-54, Class FA, VAR, 0.924%, 06/25/37	602
3,584	Series 2007-60, Class AX, IF, IO, 6.626%, 07/25/37	839
150	Series 2007-77, Class FG, VAR, 1.024%, 03/25/37	151
988	Series 2007-81, Class GE, 6.000%, 08/25/37	1,082
2,344	Series 2007-88, Class VI, IF, IO, 6.016%, 09/25/37	487
1,723	Series 2007-91, Class ES, IF, IO, 5.936%, 10/25/37	257
1,171	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	143
1,207	Series 2007-101, Class A2, VAR, 0.774%, 06/27/36	1,179

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
395	Series 2007-106, Class A7, VAR, 6.150%, 10/25/37	441
1,186	Series 2007-114, Class A6, VAR, 0.724%, 10/27/37	1,184
1,721	Series 2007-116, Class HI, IO, VAR, 1.641%, 01/25/38	123
812	Series 2008-1, Class BI, IF, IO, 5.386%, 02/25/38	134
493	Series 2008-10, Class XI, IF, IO, 5.706%, 03/25/38	73
274	Series 2008-16, Class IS, IF, IO, 5.676%, 03/25/38	44
206	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	7
220	Series 2008-24, Class DY, 5.000%, 04/25/23	226
340	Series 2008-27, Class SN, IF, IO, 6.376%, 04/25/38	56
94	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	3
235	Series 2008-42, Class AO, PO, 09/25/36	226
25	Series 2008-44, Class PO, PO, 05/25/38	24
358	Series 2008-47, Class SI, IF, IO, 5.976%, 06/25/23	30
497	Series 2008-53, Class CI, IF, IO, 6.676%, 07/25/38	93
107	Series 2008-76, Class GF, VAR, 1.174%, 09/25/23	107
1,112	Series 2008-80, Class SA, IF, IO, 5.326%, 09/25/38	159
763	Series 2008-81, Class SB, IF, IO, 5.326%, 09/25/38	115
981	Series 2009-6, Class GS, IF, IO, 6.026%, 02/25/39	204
359	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	23
277	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	14
1,981	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	297
764	Series 2009-60, Class HT, 6.000%, 08/25/39	875
485	Series 2009-62, Class HJ, 6.000%, 05/25/39	538
764	Series 2009-70, Class CO, PO, 01/25/37	702
377	Series 2009-99, Class SC, IF, IO, 5.656%, 12/25/39	56
834	Series 2009-103, Class MB, VAR, 2.800%, 12/25/39	879

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
465	Series 2010-45, Class BD, 4.500%, 11/25/38	477
907	Series 2010-49, Class SC, IF, 11.611%, 03/25/40	1,164
538	Series 2010-64, Class DM, 5.000%, 06/25/40	596
681	Series 2010-71, Class HJ, 5.500%, 07/25/40	762
2,258	Series 2010-147, Class SA, IF, IO, 6.006%, 01/25/41	532
540	Series 2010-148, Class MA, 4.000%, 02/25/39	556
646	Series 2011-2, Class WA, VAR, 5.822%, 02/25/51	714
1,080	Series 2011-22, Class MA, 6.500%, 04/25/38	1,185
2,474	Series 2011-30, Class LS, IO, VAR, 1.880%, 04/25/41	176
2,500	Series 2011-31, Class DB, 3.500%, 04/25/31	2,686
7,500	Series 2011-44, Class EB, 3.000%, 05/25/26	7,919
536	Series 2011-75, Class FA, VAR, 1.038%, 08/25/41	543
1,116	Series 2011-118, Class MT, 7.000%, 11/25/41	1,326
1,548	Series 2011-130, Class CA, 6.000%, 12/25/41	1,799
840	Series 2012-14, Class FB, VAR, 0.974%, 08/25/37	843
3,000	Series 2012-66, Class CB, 3.000%, 06/25/32	3,127
3,985	Series 2012-99, Class AE, 2.500%, 05/25/39	4,052
2,736	Series 2012-108, Class F, VAR, 1.024%, 10/25/42	2,739
2,000	Series 2013-81, Class TA, 3.000%, 02/25/43	1,996
1,694	Series 2013-90, Class PM, 3.500%, 09/25/43	1,842
2,022	Series 2013-92, Class PO, PO, 09/25/43	1,735
3,349	Series 2013-101, Class AE, 3.000%, 10/25/33	3,537
3,081	Series 2013-101, Class DO, PO, 10/25/43	2,656
3,000	Series 2013-101, Class E, 3.000%, 10/25/33	3,117
3,500	Series 2013-103, Class VG, 3.000%, 03/25/30	3,682

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
4,000		Series 2013-108, Class GU, 3.000%, 10/25/33	4,217
3,990		Series 2013-128, Class PO, PO, 12/25/43	3,422
—	(h)	Series G-17, Class S, HB, VAR, 1,026.982%, 06/25/21	1
9		Series G-28, Class S, IF, 14.576%, 09/25/21	10
13		Series G-35, Class M, 8.750%, 10/25/21	14
4		Series G-51, Class SA, HB, IF, 26.181%, 12/25/21	5
72		Series G92-35, Class E, 7.500%, 07/25/22	80
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	1
9		Series G92-42, Class Z, 7.000%, 07/25/22	10
36		Series G92-44, Class ZQ, 8.000%, 07/25/22	38
12		Series G92-52, Class FD, VAR, 0.545%, 09/25/22	12
74		Series G92-54, Class ZQ, 7.500%, 09/25/22	81
10		Series G92-59, Class F, VAR, 1.390%, 10/25/22	10
24		Series G92-61, Class Z, 7.000%, 10/25/22	26
17		Series G92-62, Class B, PO, 10/25/22	16
82		Series G93-1, Class KA, 7.900%, 01/25/23	93
19		Series G93-5, Class Z, 6.500%, 02/25/23	22
25		Series G93-14, Class J, 6.500%, 03/25/23	27
55		Series G93-17, Class SI, IF, 6.000%, 04/25/23	63
49		Series G93-27, Class FD, VAR, 1.404%, 08/25/23	50
12		Series G93-37, Class H, PO, 09/25/23	11
29		Series G95-1, Class C, 8.800%, 01/25/25	33
		Federal National Mortgage Association REMIC Trust,
696		Series 2003-W1, Class 1A1, VAR, 5.632%, 12/25/42	790
282		Series 2003-W1, Class 2A, VAR, 6.307%, 12/25/42	331
87		Series 2003-W4, Class 2A, VAR, 6.264%, 10/25/42	99
32		Series 2007-W7, Class 1A4, HB, IF, 36.034%, 07/25/37	49
1,372		Series 2009-W1, Class A, 6.000%, 12/25/49	1,573
		Federal National Mortgage Association STRIPS,
—	(h)	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
—	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
7		Series 218, Class 2, IO, 7.500%, 04/25/23	1
8		Series 265, Class 2, 9.000%, 03/25/24	10

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
90	Series 329, Class 1, PO, 01/25/33	82
109	Series 339, Class 18, IO, 4.500%, 07/25/18	3
158	Series 339, Class 21, IO, 4.500%, 08/25/18	3
68	Series 339, Class 28, IO, 5.500%, 08/25/18	2
126	Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	22
419	Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	77
338	Series 355, Class 11, IO, 6.000%, 07/25/34	60
80	Series 355, Class 31, IO, VAR, 4.500%, 12/25/18	3
583	Series 365, Class 8, IO, 5.500%, 05/25/36	107
44	Series 368, Class 3, IO, 4.500%, 11/25/20	2
296	Series 374, Class 5, IO, 5.500%, 08/25/36	55
143	Series 383, Class 32, IO, 6.000%, 01/25/38	27
378	Series 383, Class 33, IO, 6.000%, 01/25/38	64
107	Series 393, Class 6, IO, 5.500%, 04/25/37	17
	Federal National Mortgage Association Trust,
185	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	221
451	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	526
610	Series 2004-W15, Class 2AF, VAR, 0.774%, 08/25/44	607
1,691	Series 2005-W3, Class 2AF, VAR, 0.744%, 03/25/45	1,645
570	Series 2006-W2, Class 1AF1, VAR, 0.744%, 02/25/46	570
	Government National Mortgage Association,
899	Series 1994-7, Class PQ, 6.500%, 10/16/24	1,016
648	Series 1999-4, Class ZB, 6.000%, 02/20/29	729
70	Series 1999-30, Class S, IF, IO, 8.093%, 08/16/29	17
154	Series 1999-40, Class ZW, 7.500%, 11/20/29	179
102	Series 2000-9, Class Z, 8.000%, 06/20/30	122
886	Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,044
1,208	Series 2000-21, Class Z, 9.000%, 03/16/30	1,465
194	Series 2000-31, Class Z, 9.000%, 10/20/30	225
115	Series 2000-35, Class ZA, 9.000%, 11/20/30	123
10	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	2
53	Series 2001-6, Class SD, IF, IO, 8.043%, 03/16/31	18
142	Series 2001-35, Class SA, IF, IO, 7.743%, 08/16/31	48

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
132	Series 2001-36, Class S, IF, IO, 7.543%, 08/16/31	44
556	Series 2002-24, Class AG, IF, IO, 7.443%, 04/16/32	118
51	Series 2002-24, Class SB, IF, 11.165%, 04/16/32	65
1,117	Series 2002-31, Class SE, IF, IO, 6.993%, 04/16/30	203
351	Series 2002-40, Class UK, 6.500%, 06/20/32	415
18	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	23
1,305	Series 2002-45, Class QE, 6.500%, 06/20/32	1,550
448	Series 2002-47, Class PG, 6.500%, 07/16/32	527
833	Series 2002-47, Class ZA, 6.500%, 07/20/32	988
710	Series 2002-52, Class GH, 6.500%, 07/20/32	850
112	Series 2002-70, Class PS, IF, IO, 7.188%, 08/20/32	3
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,115
554	Series 2003-11, Class SK, IF, IO, 7.193%, 02/16/33	100
244	Series 2003-12, Class SP, IF, IO, 7.188%, 02/20/33	65
51	Series 2003-24, Class PO, PO, 03/16/33	48
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,516
753	Series 2003-46, Class MG, 6.500%, 05/20/33	887
631	Series 2003-46, Class TC, 6.500%, 03/20/33	720
225	Series 2003-52, Class AP, PO, 06/16/33	197
1,146	Series 2003-58, Class BE, 6.500%, 01/20/33	1,309
68	Series 2003-90, Class PO, PO, 10/20/33	63
835	Series 2003-112, Class SA, IF, IO, 6.043%, 12/16/33	178
72	Series 2003-112, Class TS, IF, IO, 6.438%, 10/20/32	1
336	Series 2004-28, Class S, IF, 18.269%, 04/16/34	506
106	Series 2004-73, Class AE, IF, 13.810%, 08/17/34	129
1,171	Series 2004-90, Class SI, IF, IO, 5.588%, 10/20/34	180

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
221	Series 2005-35, Class FL, VAR, 0.862%, 03/20/32	221
2,019	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	330
190	Series 2005-68, Class DP, IF, 15.213%, 06/17/35	269
2,800	Series 2005-68, Class KI, IF, IO, 5.788%, 09/20/35	485
379	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	66
188	Series 2006-16, Class OP, PO, 03/20/36	181
464	Series 2006-38, Class SW, IF, IO, 5.988%, 06/20/36	54
2,112	Series 2006-38, Class ZK, 6.500%, 08/20/36	2,482
624	Series 2006-59, Class SD, IF, IO, 6.188%, 10/20/36	105
955	Series 2006-65, Class SA, IF, IO, 6.288%, 11/20/36	187
1,583	Series 2007-17, Class JI, IF, IO, 6.303%, 04/16/37	319
170	Series 2007-17, Class JO, PO, 04/16/37	154
907	Series 2007-19, Class SD, IF, IO, 5.688%, 04/20/37	141
829	Series 2007-26, Class SC, IF, IO, 5.688%, 05/20/37	154
696	Series 2007-27, Class SA, IF, IO, 5.688%, 05/20/37	135
201	Series 2007-28, Class BO, PO, 05/20/37	185
586	Series 2007-36, Class SE, IF, IO, 5.963%, 06/16/37	108
1,591	Series 2007-40, Class SB, IF, IO, 6.238%, 07/20/37	284
955	Series 2007-42, Class SB, IF, IO, 6.238%, 07/20/37	175
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	3,039
612	Series 2007-50, Class AI, IF, IO, 6.263%, 08/20/37	89
88	Series 2007-53, Class SW, IF, 18.668%, 09/20/37	123
428	Series 2007-57, Class PO, PO, 03/20/37	407
299	Series 2007-71, Class SB, IF, IO, 6.188%, 07/20/36	13
495	Series 2007-72, Class US, IF, IO, 6.038%, 11/20/37	87
511	Series 2007-73, Class MI, IF, IO, 5.488%, 11/20/37	78

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
994	Series 2007-76, Class SA, IF, IO, 6.018%, 11/20/37	175
489	Series 2007-79, Class SY, IF, IO, 6.038%, 12/20/37	88
298	Series 2008-2, Class MS, IF, IO, 6.653%, 01/16/38	64
994	Series 2008-2, Class NS, IF, IO, 6.033%, 01/16/38	179
556	Series 2008-10, Class S, IF, IO, 5.318%, 02/20/38	98
371	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	41
780	Series 2008-36, Class SH, IF, IO, 5.788%, 04/20/38	125
4,412	Series 2008-40, Class SA, IF, IO, 5.893%, 05/16/38	862
448	Series 2008-55, Class SA, IF, IO, 5.688%, 06/20/38	81
80	Series 2008-60, Class PO, PO, 01/20/38	79
230	Series 2008-71, Class SC, IF, IO, 5.488%, 08/20/38	30
550	Series 2008-93, Class AS, IF, IO, 5.188%, 12/20/38	81
592	Series 2009-6, Class SA, IF, IO, 5.593%, 02/16/39	95
354	Series 2009-10, Class SL, IF, IO, 5.993%, 03/16/34	14
1,381	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	246
545	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	120
513	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	111
1,338	Series 2009-22, Class SA, IF, IO, 5.758%, 04/20/39	209
390	Series 2009-25, Class SE, IF, IO, 7.088%, 09/20/38	75
313	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	47
320	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	56
553	Series 2009-43, Class SA, IF, IO, 5.438%, 06/20/39	88
419	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	56
1,242	Series 2009-72, Class SM, IF, IO, 5.743%, 08/16/39	199
301	Series 2009-79, Class OK, PO, 11/16/37	286
442	Series 2010-14, Class CO, PO, 08/20/35	419

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,549	Series 2010-31, Class NO, PO, 03/20/40	2,483
333	Series 2010-130, Class CP, 7.000%, 10/16/40	392
2,584	Series 2010-157, Class OP, PO, 12/20/40	2,343
3,941	Series 2010-H17, Class XQ, VAR, 5.238%, 07/20/60	4,184
795	Series 2011-22, Class WA, VAR, 5.937%, 02/20/37	892
1,598	Series 2011-75, Class SM, IF, IO, 6.088%, 05/20/41	344
2,570	Series 2012-61, Class FM, VAR, 0.907%, 05/16/42	2,574
688	Series 2012-141, Class WC, VAR, 3.714%, 01/20/42	730
3,782	Series 2012-H10, Class FA, VAR, 1.018%, 12/20/61	3,775
1,022	Series 2012-H15, Class FA, VAR, 0.918%, 05/20/62	1,022
2,570	Series 2012-H21, Class CF, VAR, 1.168%, 05/20/61	2,573
2,219	Series 2012-H21, Class DF, VAR, 1.118%, 05/20/61	2,220
3,477	Series 2012-H22, Class FD, VAR, 0.938%, 01/20/61	3,472
631	Series 2012-H24, Class FA, VAR, 0.918%, 03/20/60	631
1,707	Series 2012-H24, Class FG, VAR, 0.898%, 04/20/60	1,704
1,489	Series 2012-H26, Class MA, VAR, 1.018%, 07/20/62	1,485
2,105	Series 2012-H28, Class FA, VAR, 1.048%, 09/20/62	2,104
1,576	Series 2012-H29, Class FA, VAR, 0.983%, 10/20/62	1,571
1,306	Series 2012-H30, Class PA, VAR, 0.918%, 11/20/59	1,306
1,709	Series 2012-H31, Class FD, VAR, 0.808%, 12/20/62	1,692
3,081	Series 2013-54, Class WA, VAR, 4.699%, 11/20/42	3,386
2,346	Series 2013-75, Class WA, VAR, 5.220%, 06/20/40	2,585
1,329	Series 2013-91, Class WA, VAR, 4.498%, 04/20/43	1,428
1,300	Series 2013-116, Class JY, 4.000%, 08/16/43	1,495
2,786	Series 2013-H01, Class FA, 1.650%, 01/20/63	2,778

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
528	Series 2013-H03, Class FA, VAR, 0.768%, 08/20/60	528
1,394	Series 2013-H04, Class BA, 1.650%, 02/20/63	1,390
3,622	Series 2013-H05, Class FB, VAR, 0.868%, 02/20/62	3,614
1,624	Series 2013-H07, Class HA, VAR, 0.878%, 03/20/63	1,611
9,242	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,287
1,489	Series 2013-H08, Class FC, VAR, 0.918%, 02/20/63	1,480
1,842	Series 2013-H09, Class HA, 1.650%, 04/20/63	1,836
3,421	Series 2013-H18, Class JA, VAR, 1.068%, 08/20/63	3,421
1,125	Series 2014-188, Class W, VAR, 4.674%, 10/20/41	1,236
1,671	Series 2014-H01, Class FD, VAR, 1.118%, 01/20/64	1,674
1,694	Series 2014-H09, Class TA, VAR, 1.068%, 04/20/64	1,694
6,088	Series 2015-H05, Class FC, VAR, 0.948%, 02/20/65	6,048
9,541	Series 2015-H10, Class FC, VAR, 0.948%, 04/20/65	9,477
7,555	Series 2015-H12, Class FA, VAR, 0.948%, 05/20/65	7,505
1,926	Series 2015-H15, Class FD, VAR, 0.908%, 06/20/65	1,909
4,415	Series 2015-H15, Class FJ, VAR, 0.908%, 06/20/65	4,375
3,512	Series 2015-H16, Class FG, VAR, 0.908%, 07/20/65	3,484
3,082	Series 2015-H23, Class FB, VAR, 0.988%, 09/20/65	3,069
2,279	Series 2015-H32, Class FH, VAR, 1.128%, 12/20/65	2,287
8,826	Series 2016-H07, Class FA, VAR, 1.218%, 03/20/66	8,896
	Vendee Mortgage Trust,
348	Series 1994-1, Class 1, VAR, 5.512%, 02/15/24	380
511	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	575
515	Series 1996-1, Class 1Z, 6.750%, 02/15/26	596
396	Series 1996-2, Class 1Z, 6.750%, 06/15/26	455
701	Series 1997-1, Class 2Z, 7.500%, 02/15/27	823

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
853	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,022
1,649	Series 1999-1, Class 2Z, 6.500%, 01/15/29	1,893
6,615	Series 2003-2, Class Z, 5.000%, 05/15/33	7,597

		484,111

	Non-Agency CMO — 4.0%
3,953	Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	3,952
	Ajax Mortgage Loan Trust,
1,501	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e)	1,490
2,165	Series 2013-C, Class A, SUB, 4.500%, 03/25/53 (e)	2,232
1,731	Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	1,705
	Alternative Loan Trust,
10,493	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	10,427
1,323	Series 2005-1CB, Class 1A6, IF, IO, 6.576%, 03/25/35	299
3,334	Series 2005-20CB, Class 3A8, IF, IO, 4.226%, 07/25/35	476
6,105	Series 2005-22T1, Class A2, IF, IO, 4.546%, 06/25/35	1,114
3,399	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	3,307
121	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	89
4,856	Series 2005-37T1, Class A2, IF, IO, 4.526%, 09/25/35	926
6,808	Series 2005-54CB, Class 1A2, IF, IO, 4.326%, 11/25/35	1,056
2,695	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	2,515
1,649	Series 2005-57CB, Class 3A2, IF, IO, 4.576%, 12/25/35	276
1,117	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,032
2,501	Series 2005-J1, Class 1A4, IF, IO, 4.576%, 02/25/35	140
1,724	Series 2006-26CB, Class A9, 6.500%, 09/25/36	1,365
271	American General Mortgage Loan Trust, Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	273
	Angel Oak Mortgage Trust LLC,
1,534	Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	1,537

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
533	Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	532
	ASG Resecuritization Trust,
185	Series 2009-1, Class A60, VAR, 2.535%, 06/26/37 (e)	184
1,428	Series 2009-3, Class A65, VAR, 2.379%, 03/26/37 (e)	1,420
275	Series 2010-2, Class A60, VAR, 2.014%, 01/28/37 (e)	272
431	Series 2011-1, Class 3A50, VAR, 3.101%, 11/28/35 (e)	425
	Banc of America Alternative Loan Trust,
208	Series 2003-11, Class PO, PO, 01/25/34	164
67	Series 2004-6, Class 15PO, PO, 07/25/19	66
984	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	916
2,376	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	551
645	Series 2006-4, Class 1A4, 6.000%, 05/25/46	453
	Banc of America Funding Trust,
242	Series 2004-1, Class PO, PO, 03/25/34	191
148	Series 2004-2, Class 30PO, PO, 09/20/34	131
197	Series 2004-C, Class 1A1, VAR, 3.082%, 12/20/34	193
497	Series 2005-6, Class 2A7, 5.500%, 10/25/35	476
305	Series 2005-7, Class 30PO, PO, 11/25/35	234
182	Series 2005-8, Class 30PO, PO, 01/25/36	133
720	Series 2005-E, Class 4A1, VAR, 2.938%, 03/20/35	722
415	Series 2006-A, Class 3A2, VAR, 3.087%, 02/20/36	331
	Banc of America Mortgage Trust,
279	Series 2004-3, Class 15IO, IO, VAR, 0.229%, 04/25/19	1
33	Series 2004-4, Class APO, PO, 05/25/34	28
572	Series 2004-5, Class 2A2, 5.500%, 06/25/34	579
170	Series 2004-A, Class 2A2, VAR, 2.948%, 02/25/34	161
535	Series 2004-J, Class 3A1, VAR, 3.150%, 11/25/34	524
446	Series 2005-10, Class 1A6, 5.500%, 11/25/35	421
	BCAP LLC Trust,
265	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	275

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
83	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	83
73	Series 2010-RR6, Class 22A3, VAR, 2.919%, 06/26/36 (e)	72
51	Series 2010-RR7, Class 1A5, VAR, 3.021%, 04/26/35 (e)	51
1,348	Series 2010-RR7, Class 2A1, VAR, 2.623%, 07/26/45 (e)	1,338
844	Series 2010-RR8, Class 3A4, VAR, 3.087%, 05/26/35 (e)	830
241	Series 2010-RR12, Class 2A5, VAR, 2.977%, 01/26/36 (e)	239
200	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	200
975	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	984
273	Series 2011-RR5, Class 11A3, VAR, 0.638%, 05/28/36 (e)	273
1,273	Series 2011-RR10, Class 2A1, VAR, 1.352%, 09/26/37 (e)	1,231
376	Series 2012-RR3, Class 2A5, VAR, 2.404%, 05/26/37 (e)	375
	Bear Stearns ARM Trust,
152	Series 2003-7, Class 3A, VAR, 2.835%, 10/25/33	149
528	Series 2004-1, Class 12A1, VAR, 3.080%, 04/25/34	522
91	Series 2004-2, Class 14A, VAR, 3.344%, 05/25/34	91
1,079	Series 2005-5, Class A1, VAR, 2.580%, 08/25/35	1,084
2,516	Series 2006-1, Class A1, VAR, 2.580%, 02/25/36	2,456
	CHL Mortgage Pass-Through Trust,
350	Series 2004-7, Class 2A1, VAR, 2.940%, 06/25/34	342
118	Series 2004-8, Class 2A1, 4.500%, 06/25/19	120
128	Series 2004-HYB1, Class 2A, VAR, 2.806%, 05/20/34	121
534	Series 2004-HYB3, Class 2A, VAR, 2.761%, 06/20/34	507
459	Series 2004-HYB6, Class A3, VAR, 2.792%, 11/20/34	438
112	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	114
795	Series 2005-16, Class A23, 5.500%, 09/25/35	751

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
2,219	Series 2005-22, Class 2A1, VAR, 2.755%, 11/25/35	1,818
	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust,
116	Series 2005-5, Class APO, PO, 08/25/35	103
97	Series 2005-8, Class APO, PO, 11/25/35	78
	Citigroup Global Markets Mortgage Securities VII, Inc.,
163	Series 2003-HYB1, Class A, VAR, 2.740%, 09/25/33	162
6	Series 2003-UP2, Class PO1, PO, 12/25/18	5
	Citigroup Mortgage Loan Trust,
633	Series 2008-AR4, Class 1A1A, VAR, 2.993%, 11/25/38 (e)	630
279	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	286
579	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	581
879	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	882
485	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58 (e)	495
	Citigroup Mortgage Loan Trust, Inc.,
158	Series 2003-1, Class 2A5, 5.250%, 10/25/33	160
82	Series 2003-1, Class 2A6, PO, 10/25/33	74
60	Series 2003-1, Class PO2, PO, 10/25/33	49
61	Series 2003-1, Class PO3, PO, 09/25/33	55
32	Series 2003-UP3, Class A3, 7.000%, 09/25/33	33
88	Series 2003-UST1, Class A1, 5.500%, 12/25/18	88
22	Series 2003-UST1, Class PO1, PO, 12/25/18	20
10	Series 2003-UST1, Class PO3, PO, 12/25/18	10
120	Series 2004-UST1, Class A6, VAR, 2.645%, 08/25/34	115
316	Series 2005-1, Class 2A1A, VAR, 2.801%, 04/25/35	250
369	Series 2005-2, Class 2A11, 5.500%, 05/25/35	377
416	Series 2005-5, Class 1A2, VAR, 3.406%, 08/25/35	302
	Credit Suisse First Boston Mortgage Securities Corp.,
492	Series 2003-1, Class DB1, VAR, 6.738%, 02/25/33	498
24	Series 2003-17, Class 2A1, 5.000%, 07/25/18	24

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
207	Series 2003-21, Class 1A4, 5.250%, 09/25/33	212
302	Series 2003-25, Class 1P, PO, 10/25/33	262
12	Series 2004-5, Class 5P, PO, 08/25/19	12
2,391	Series 2005-4, Class 3A18, 5.500%, 06/25/35	2,406
2,661	Series 2005-4, Class 3A23, 5.500%, 06/25/35	2,631
	CSMC,
3,879	Series 2010-11R, Class A6, VAR, 1.493%, 06/28/47 (e)	3,733
511	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	512
251	Series 2011-6R, Class 3A1, VAR, 3.210%, 07/28/36 (e)	252
192	Series 2012-3R, Class 1A1, VAR, 2.715%, 07/27/37 (e)	192
	First Horizon Alternative Mortgage Securities Trust,
694	Series 2004-AA4, Class A1, VAR, 2.716%, 10/25/34	680
1,041	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	896
2,021	Series 2007-FA4, Class 1A2, IF, IO, 5.126%, 08/25/37	502
	First Horizon Mortgage Pass-Through Trust,
387	Series 2004-AR2, Class 2A1, VAR, 3.065%, 05/25/34	382
760	Series 2005-AR1, Class 2A2, VAR, 2.935%, 04/25/35	761
	GMACM Mortgage Loan Trust,
408	Series 2003-AR1, Class A4, VAR, 3.328%, 10/19/33	403
167	Series 2004-J5, Class A7, 6.500%, 01/25/35	173
51	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	52
3,178	Series 2005-AR3, Class 3A4, VAR, 3.304%, 06/19/35	3,107
	GSMPS Mortgage Loan Trust,
736	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	746
1,080	Series 2005-RP3, Class 1AF, VAR, 0.874%, 09/25/35 (e)	930
816	Series 2005-RP3, Class 1AS, IO, VAR, 4.240%, 09/25/35 (e)	114
3,657	Series 2006-RP2, Class 1AS2, IF, IO, 5.600%, 04/25/36 (e)	557

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	GSR Mortgage Loan Trust,
739	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	757
372	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	395
298	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	305
144	Series 2005-4F, Class AP, PO, 05/25/35	130
1,552	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	1,649
2,136	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	1,875
1,643	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	1,582
2,187	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	2,170
	Impac CMB Trust,
1,755	Series 2004-7, Class 1A1, VAR, 1.264%, 11/25/34	1,694
210	Series 2005-4, Class 2A1, VAR, 1.124%, 05/25/35	202
	Impac Secured Assets Trust,
522	Series 2006-1, Class 2A1, VAR, 0.874%, 05/25/36	469
359	Series 2006-2, Class 2A1, VAR, 0.874%, 08/25/36	353
	JP Morgan Mortgage Trust,
842	Series 2006-A2, Class 4A1, VAR, 3.185%, 08/25/34	845
1,146	Series 2006-A2, Class 5A3, VAR, 2.783%, 11/25/33	1,161
217	Series 2006-A3, Class 6A1, VAR, 3.145%, 08/25/34	217
97	JP Morgan Resecuritization Trust, Series 2009-6, Class 4A1, VAR, 2.978%, 09/26/36 (e)	97
	Lehman Mortgage Trust,
483	Series 2006-2, Class 1A1, VAR, 5.928%, 04/25/36	431
913	Series 2008-2, Class 1A6, 6.000%, 03/25/38	687
	MASTR Adjustable Rate Mortgages Trust,
54	Series 2004-4, Class 2A1, VAR, 2.262%, 05/25/34	48
494	Series 2004-13, Class 2A1, VAR, 2.882%, 04/21/34	504
1,138	Series 2004-13, Class 3A7, VAR, 3.028%, 11/21/34	1,160

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
362	Series 2004-15, Class 3A1, VAR, 3.406%, 12/25/34	357
	MASTR Alternative Loan Trust,
154	Series 2003-3, Class 1A1, 6.500%, 05/25/33	159
420	Series 2003-9, Class 8A1, 6.000%, 01/25/34	420
440	Series 2004-3, Class 2A1, 6.250%, 04/25/34	458
591	Series 2004-4, Class 10A1, 5.000%, 05/25/24	615
338	Series 2004-6, Class 30PO, PO, 07/25/34	247
526	Series 2004-6, Class 7A1, 6.000%, 07/25/34	513
229	Series 2004-7, Class 30PO, PO, 08/25/34	179
436	Series 2004-8, Class 6A1, 5.500%, 09/25/19	444
80	Series 2004-10, Class 1A1, 4.500%, 09/25/19	80
	MASTR Asset Securitization Trust,
11	Series 2003-2, Class 2A1, 4.500%, 03/25/18	11
7	Series 2003-3, Class 4A1, 5.000%, 04/25/18	8
19	Series 2003-4, Class 3A2, 5.000%, 05/25/18	19
50	Series 2003-12, Class 30PO, PO, 12/25/33	45
39	Series 2004-1, Class 30PO, PO, 02/25/34	31
10	Series 2004-4, Class 3A1, 4.500%, 04/25/19	10
16	Series 2004-6, Class 15PO, PO, 07/25/19	16
28	Series 2004-8, Class 1A1, 4.750%, 08/25/19	28
12	Series 2004-8, Class PO, PO, 08/25/19	11
2,133	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.874%, 05/25/35 (e)	1,668
389	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	308
	Merrill Lynch Mortgage Investors Trust,
207	Series 2003-E, Class A1, VAR, 1.144%, 10/25/28	197
1,989	Series 2003-F, Class A1, VAR, 1.164%, 10/25/28	1,942
568	Series 2004-1, Class 2A1, VAR, 2.682%, 12/25/34	568
385	Series 2004-A, Class A1, VAR, 0.984%, 04/25/29	360

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
5	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	5
433	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.164%, 02/25/35	417
390	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	391
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
157	Series 2003-A1, Class A1, 5.500%, 05/25/33	160
97	Series 2003-A1, Class A2, 6.000%, 05/25/33	98
34	Series 2003-A1, Class A5, 7.000%, 04/25/33	35
2	Series 2003-A1, Class A7, 5.000%, 04/25/18	2
4	PaineWebber CMO Trust, Series P, Class 4, 8.500%, 08/01/19	4
200	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.842%, 05/25/35	192
	RALI Trust,
43	Series 2002-QS8, Class A5, 6.250%, 06/25/17	43
20	Series 2002-QS16, Class A3, IF, 15.526%, 10/25/17	21
64	Series 2003-QS3, Class A2, IF, 15.346%, 02/25/18	68
179	Series 2003-QS9, Class A3, IF, IO, 7.026%, 05/25/18	6
193	Series 2003-QS12, Class A2A, IF, IO, 7.076%, 06/25/18	7
59	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	1
433	Series 2003-QS14, Class A1, 5.000%, 07/25/18	434
131	Series 2003-QS18, Class A1, 5.000%, 09/25/18	132
1,424	Series 2004-QA6, Class NB2, VAR, 3.344%, 12/26/34	1,195
	RBSSP Resecuritization Trust,
267	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	278
102	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	102
480	Series 2009-12, Class 1A1, VAR, 5.851%, 11/25/33 (e)	497

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
151	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	150
	Residential Asset Securitization Trust,
229	Series 2003-A13, Class A3, 5.500%, 01/25/34	234
10	Series 2003-A14, Class A1, 4.750%, 02/25/19	10
2,119	Series 2005-A2, Class A4, IF, IO, 4.526%, 03/25/35	307
565	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	521
	RFMSI Trust,
29	Series 2003-S14, Class A4, PO, 07/25/18	28
64	Series 2004-S3, Class A1, 4.750%, 03/25/19	63
296	Series 2004-S6, Class 2A6, PO, 06/25/34	230
38	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	39
511	Series 2005-SA4, Class 1A1, VAR, 3.223%, 09/25/35	424
	Springleaf Mortgage Loan Trust,
660	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	657
1,116	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	1,112
900	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	898
634	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	636
1,714	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	1,705
1,058	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,063
493	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	494
2,131	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	2,132
194	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.813%, 06/25/34	194
586	Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1, VAR, 1.174%, 10/19/34	558
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
656	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	669
1,047	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,075

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	Structured Asset Securities Corp. Trust,
89	Series 2005-6, Class 4A1, 5.000%, 05/25/35	90
142	Series 2005-10, Class 5A9, 5.250%, 12/25/34	138
	Thornburg Mortgage Securities Trust,
334	Series 2003-4, Class A1, VAR, 1.164%, 09/25/43	321
805	Series 2004-4, Class 3A, VAR, 2.183%, 12/25/44	795
	WaMu Mortgage Pass-Through Certificates Trust,
122	Series 2003-AR8, Class A, VAR, 2.697%, 08/25/33	124
1,883	Series 2003-AR9, Class 1A6, VAR, 2.631%, 09/25/33	1,904
251	Series 2003-AR9, Class 2A, VAR, 2.755%, 09/25/33	246
69	Series 2003-S8, Class A6, 4.500%, 09/25/18	69
885	Series 2003-S9, Class A8, 5.250%, 10/25/33	920
76	Series 2003-S9, Class P, PO, 10/25/33	65
149	Series 2004-AR3, Class A1, VAR, 2.783%, 06/25/34	150
125	Series 2004-AR3, Class A2, VAR, 2.783%, 06/25/34	126
1,453	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,475
213	Series 2006-AR10, Class 2P, VAR, 2.684%, 09/25/36	183
145	Series 2006-AR12, Class 2P, VAR, 2.018%, 10/25/36	108
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
6,818	Series 2005-2, Class 1A4, IF, IO, 4.526%, 04/25/35	1,038
1,643	Series 2005-2, Class 2A3, IF, IO, 4.476%, 04/25/35	285
1,842	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	378
2,193	Series 2005-4, Class CB7, 5.500%, 06/25/35	2,027
1,721	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	356
482	Series 2005-6, Class 2A4, 5.500%, 08/25/35	442
3,091	Series 2005-6, Class 2A9, 5.500%, 08/25/35	2,833

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Wells Fargo Mortgage-Backed Securities Trust,
149	Series 2003-K, Class 1A1, VAR, 2.638%, 11/25/33	149
282	Series 2003-K, Class 1A2, VAR, 2.638%, 11/25/33	283
314	Series 2004-EE, Class 2A1, VAR, 2.967%, 12/25/34	316
413	Series 2004-EE, Class 3A1, VAR, 3.028%, 12/25/34	426
1,789	Series 2004-P, Class 2A1, VAR, 2.988%, 09/25/34	1,841
307	Series 2004-V, Class 1A1, VAR, 3.008%, 10/25/34	309
113	Series 2005-16, Class APO, PO, 01/25/36	90
3,039	Series 2005-AR3, Class 1A1, VAR, 3.041%, 03/25/35	3,106
330	Series 2005-AR8, Class 2A1, VAR, 2.977%, 06/25/35	335
263	Series 2005-AR16, Class 2A1, VAR, 2.852%, 02/25/34	265
426	Series 2006-2, Class APO, PO, 03/25/36	339
185	Series 2006-4, Class 1APO, PO, 04/25/36	157
787	Series 2007-7, Class A7, 6.000%, 06/25/37	772
237	Series 2007-11, Class A14, 6.000%, 08/25/37	235

		147,983

	Total Collateralized Mortgage Obligations (Cost $594,464)	632,094

Commercial Mortgage-Backed Securities — 2.4%
	A10 Securitization LLC,
16	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	16
2,010	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	2,000
1,293	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	1,297
	A10 Term Asset Financing LLC,
1,149	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	1,146
696	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	685
	ACRE Commercial Mortgage Trust, (Cayman Islands),
610	Series 2014-FL2, Class B, VAR, 2.557%, 08/15/31 (e)	608
710	Series 2014-FL2, Class C, VAR, 3.007%, 08/15/31 (e)	705
400	Series 2014-FL2, Class D, VAR, 3.907%, 08/15/31 (e)	390

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	BAMLL Commercial Mortgage Securities Trust,
560	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	587
1,300	Series 2014-520M, Class C, VAR, 4.354%, 08/15/46 (e)	1,310
	Banc of America Commercial Mortgage Trust,
78	Series 2006-5, Class A4, 5.414%, 09/10/47	78
1,257	Series 2007-5, Class A4, 5.492%, 02/10/51	1,289
236	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	235
	BB-UBS Trust,
4,400	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,720
483	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	491
1,399	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class X1, IO, VAR, 0.393%, 06/11/41 (e)	—	(h)
53,142	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.573%, 12/11/49 (e)	42
748	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class A, VAR, 1.308%, 02/15/31 (e)	743
	COBALT CMBS Commercial Mortgage Trust,
174	Series 2006-C1, Class A4, 5.223%, 08/15/48	174
9,891	Series 2006-C1, Class IO, IO, VAR, 0.930%, 08/15/48	20
	COMM Mortgage Trust,
2,658	Series 2012-CR2, Class XA, IO, VAR, 1.897%, 08/15/45	209
3,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	3,959
1,060	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	1,107
1,400	Series 2014-TWC, Class A, VAR, 1.358%, 02/13/32 (e)	1,400
1,156	Series 2015-CR24, Class A5, 3.696%, 08/10/48	1,272
2,812	Series 2015-CR25, Class A4, 3.759%, 08/10/48	3,100
133	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.964%, 07/10/38	133
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
3,560	Series K052, Class A2, 3.151%, 11/25/25	3,873
872	Series KJ02, Class A2, 2.597%, 09/25/20	900

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
5,500	Series KPLB, Class A, 2.770%, 05/25/25	5,763
1,000	Series KS01, Class A2, 2.522%, 01/25/23	1,037
2,500	Series KSMC, Class A2, 2.615%, 01/25/23	2,613
	FORT CRE LLC,
1,256	Series 2016-1A, Class B, VAR, 3.250%, 05/31/36 (e)	1,256
1,887	Series 2016-1A, Class C, VAR, 3.750%, 05/31/36 (e)	1,887
1,873	Government National Mortgage Association, Series 2014-168, Class VA, VAR, 3.400%, 01/16/37	2,019
1,289	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	1,310
488	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	490
	JP Morgan Chase Commercial Mortgage Securities Trust,
41	Series 2005-CB11, Class AJ, VAR, 5.584%, 08/12/37	40
400	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	397
875	Series 2007-C1, Class A4, 5.716%, 02/15/51	900
998	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	1,094
	LB-UBS Commercial Mortgage Trust,
13,251	Series 2006-C7, Class XW, IO, VAR, 0.879%, 11/15/38 (e)	30
300	Series 2007-C1, Class AM, 5.455%, 02/15/40	302
495	Series 2007-C2, Class A3, 5.430%, 02/15/40	499
8,735	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.768%, 12/12/49 (e)	8
2,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,121
	Morgan Stanley Capital I Trust,
17,545	Series 2006-IQ12, Class X1, IO, VAR, 0.717%, 12/15/43 (e)	10
53,151	Series 2007-HQ11, Class X, IO, VAR, 0.379%, 02/12/44 (e)	21
764	Series 2011-C3, Class A3, 4.054%, 07/15/49	799
	Morgan Stanley Re-REMIC Trust,
535	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	533

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,074	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	1,065
1,800	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,611
898	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.524%, 08/25/29 (e)	906
	PFP Ltd., (Cayman Islands),
1,380	Series 2015-2, Class A, VAR, 1.958%, 07/14/34 (e)	1,371
1,055	Series 2015-2, Class C, VAR, 3.758%, 07/14/34 (e)	1,028
730	Series 2015-2, Class D, VAR, 4.508%, 07/14/34 (e)	705
	RAIT Trust,
544	Series 2014-FL3, Class A, VAR, 1.758%, 12/15/31 (e)	537
1,986	Series 2014-FL3, Class AS, VAR, 2.308%, 12/15/31 (e)	1,962
736	Series 2014-FL3, Class B, VAR, 3.158%, 12/15/31 (e)	731
1,109	Series 2015-FL4, Class A, VAR, 1.857%, 12/15/31 (e)	1,109
1,450	Series 2015-FL4, Class AS, VAR, 2.257%, 12/15/31 (e)	1,460
1,805	Series 2015-FL5, Class B, VAR, 4.408%, 01/15/31 (e)	1,805
664	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	689
	Resource Capital Corp., Ltd., (Cayman Islands),
441	Series 2015-CRE4, Class A, VAR, 1.907%, 08/15/32 (e)	435
1,151	Series 2015-CRE4, Class B, VAR, 3.507%, 08/15/32 (e)	1,082
499	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	499
2,236	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,368
	UBS-Barclays Commercial Mortgage Trust,
1,053	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,141
9,700	Series 2012-C2, Class XA, IO, VAR, 1.797%, 05/10/63 (e)	527
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	915
	VNDO Mortgage Trust,
1,398	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	1,468
5,000	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	5,375

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	Wells Fargo Commercial Mortgage Trust,
2,500	Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	2,561
1,094	Series 2015-C30, Class A4, 3.664%, 09/15/58	1,199
7	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	7
	WFRBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,875
800	Series 2012-C6, Class A4, 3.440%, 04/15/45	859
400	Series 2013-C11, Class D, VAR, 4.317%, 03/15/45 (e)	375

	Total Commercial Mortgage-Backed Securities (Cost $88,260)	91,283

Corporate Bonds — 24.8%
	Consumer Discretionary — 1.7%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
591	3.750%, 12/01/21	628
675	4.250%, 03/01/21	724
273	4.950%, 07/02/64	291
1,000	5.250%, 12/01/41	1,164

		2,807

	Automobiles — 0.3%
	Daimler Finance North America LLC,
532	1.875%, 01/11/18 (e)	535
305	2.250%, 03/02/20 (e)	311
981	2.375%, 08/01/18 (e)	997
739	2.625%, 09/15/16 (e)	739
1,425	2.950%, 01/11/17 (e)	1,435
1,500	Ford Motor Co., 7.450%, 07/16/31	2,036
1,086	General Motors Co., 6.600%, 04/01/36	1,339
	Hyundai Capital America,
526	2.400%, 10/30/18 (e)	533
1,000	3.000%, 03/18/21 (e)	1,038
385	Kia Motors Corp., (South Korea), 2.625%, 04/21/21 (e)	397

		9,360

	Hotels, Restaurants & Leisure — 0.0% (g)
900	McDonald’s Corp., 4.700%, 12/09/35	1,033
718	Starbucks Corp., 2.700%, 06/15/22	753

		1,786

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Internet & Direct Marketing Retail — 0.1%
	Amazon.com, Inc.,
1,448	3.800%, 12/05/24	1,616
1,435	4.800%, 12/05/34	1,723

		3,339

	Media — 1.0%
	21st Century Fox America, Inc.,
100	6.200%, 12/15/34	127
400	6.650%, 11/15/37	536
250	6.900%, 08/15/39	343
1,075	7.300%, 04/30/28	1,457
505	8.000%, 10/17/16	509
430	8.875%, 04/26/23	581
	CBS Corp.,
740	3.700%, 08/15/24	780
792	4.000%, 01/15/26	851
345	4.600%, 01/15/45	364
140	4.850%, 07/01/42	149
360	4.900%, 08/15/44	391
	Charter Communications Operating LLC/Charter Communications Operating Capital,
1,797	4.464%, 07/23/22 (e)	1,948
703	6.384%, 10/23/35 (e)	841
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	351
	Comcast Corp.,
500	2.750%, 03/01/23	521
347	3.375%, 08/15/25	374
555	4.200%, 08/15/34	620
1,082	4.250%, 01/15/33	1,216
400	6.450%, 03/15/37	561
2,383	6.500%, 11/15/35	3,359
	Cox Communications, Inc.,
446	3.250%, 12/15/22 (e)	449
885	4.800%, 02/01/35 (e)	861
125	8.375%, 03/01/39 (e)	160
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	551
	Discovery Communications LLC,
1,016	4.375%, 06/15/21	1,099
569	4.950%, 05/15/42	534
	Grupo Televisa SAB, (Mexico),
221	4.625%, 01/30/26	244
200	6.125%, 01/31/46	238
1,197	Historic TW, Inc., 9.150%, 02/01/23	1,623
	NBCUniversal Media LLC,
275	2.875%, 01/15/23	288
310	4.375%, 04/01/21	347

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
800	5.950%, 04/01/41	1,094
515	6.400%, 04/30/40	734
296	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	314
	Time Warner Cable, Inc.,
359	5.500%, 09/01/41	390
1,218	5.850%, 05/01/17	1,253
400	6.550%, 05/01/37	483
800	8.250%, 04/01/19	924
300	Time Warner Cos., Inc., 7.570%, 02/01/24	390
1,410	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	1,927
	Time Warner, Inc.,
1,700	3.600%, 07/15/25	1,821
555	4.750%, 03/29/21	622
313	5.375%, 10/15/41	379
150	6.200%, 03/15/40	194
172	6.250%, 03/29/41	226
265	6.500%, 11/15/36	344
250	7.625%, 04/15/31	353
301	7.700%, 05/01/32	430
	Viacom, Inc.,
235	2.750%, 12/15/19	240
600	3.125%, 06/15/22	599
67	3.250%, 03/15/23	67
808	4.250%, 09/01/23	856
464	4.375%, 03/15/43	420
250	4.500%, 02/27/42	230
262	4.850%, 12/15/34	264

		36,827

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
516	2.875%, 02/15/23	507
971	4.375%, 09/01/23	1,026
526	4.500%, 12/15/34	498
157	5.125%, 01/15/42	152
300	6.375%, 03/15/37	329
230	7.450%, 07/15/17	241
455	Nordstrom, Inc., 4.000%, 10/15/21	487
350	Target Corp., 2.500%, 04/15/26	359

		3,599

	Specialty Retail — 0.1%
417	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	425
502	Gap, Inc. (The), 5.950%, 04/12/21	544

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — continued
	Home Depot, Inc. (The),
454	3.000%, 04/01/26	484
517	4.250%, 04/01/46	601
	Lowe’s Cos., Inc.,
268	3.375%, 09/15/25	290
739	4.650%, 04/15/42	874
326	5.125%, 11/15/41	410
750	Series B, 7.110%, 05/15/37	1,077

		4,705

	Total Consumer Discretionary	62,423

	Consumer Staples — 1.4%
	Beverages — 0.5%
	Anheuser-Busch Cos. LLC,
600	5.500%, 01/15/18	634
920	5.750%, 04/01/36	1,190
	Anheuser-Busch InBev Finance, Inc.,
94	1.900%, 02/01/19	95
3,824	3.300%, 02/01/23	4,013
1,733	3.650%, 02/01/26	1,850
900	3.700%, 02/01/24	977
1,430	4.700%, 02/01/36	1,657
1,135	4.900%, 02/01/46	1,372
750	Brown-Forman Corp., 4.500%, 07/15/45	879
	Diageo Capital plc, (United Kingdom),
264	1.500%, 05/11/17	265
510	4.828%, 07/15/20	571
255	Diageo Investment Corp., 8.000%, 09/15/22	334
355	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	356
187	Molson Coors Brewing Co., 3.000%, 07/15/26	189
	PepsiCo, Inc.,
287	1.250%, 08/13/17	288
1,220	3.100%, 07/17/22	1,298
534	4.450%, 04/14/46	645
59	7.900%, 11/01/18	67
698	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	759

		17,439

	Food & Staples Retailing — 0.5%
858	Costco Wholesale Corp., 2.250%, 02/15/22	881
	CVS Health Corp.,
2,036	2.125%, 06/01/21	2,058
1,418	2.875%, 06/01/26	1,453
725	4.000%, 12/05/23	802
322	5.300%, 12/05/43	403

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — continued
981	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	1,163
	Kroger Co. (The),
900	4.000%, 02/01/24	993
1,100	6.900%, 04/15/38	1,564
2,480	7.500%, 04/01/31	3,531
291	Sysco Corp., 3.750%, 10/01/25	315
200	Walgreen Co., 4.400%, 09/15/42	214
	Walgreens Boots Alliance, Inc.,
1,989	3.100%, 06/01/23	2,051
663	3.800%, 11/18/24	711
386	4.500%, 11/18/34	419
400	4.800%, 11/18/44	449
	Wal-Mart Stores, Inc.,
762	5.000%, 10/25/40	973
255	6.200%, 04/15/38	368
350	7.550%, 02/15/30	535

		18,883

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
95	3.500%, 11/24/20	99
1,415	8.500%, 06/15/19	1,655
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	196
	Cargill, Inc.,
600	3.300%, 03/01/22 (e)	627
535	4.307%, 05/14/21 (e)	590
850	7.350%, 03/06/19 (e)	973
227	ConAgra Foods, Inc., 2.100%, 03/15/18	228
365	Kellogg Co., 1.750%, 05/17/17	367
	Kraft Heinz Foods Co.,
814	3.500%, 06/06/22	869
694	5.000%, 06/04/42	809
1,187	6.125%, 08/23/18	1,294
2,353	6.875%, 01/26/39	3,305
	Mead Johnson Nutrition Co.,
317	3.000%, 11/15/20	331
153	Class C, 4.125%, 11/15/25	167
1,500	Mondelez International, Inc., 4.000%, 02/01/24	1,655
	Tyson Foods, Inc.,
777	3.950%, 08/15/24	841
1,100	4.875%, 08/15/34	1,249

		15,255

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
220	2.400%, 03/01/22	228
426	3.050%, 08/15/25	457
71	7.500%, 11/01/18	80
550	Procter & Gamble — ESOP, Series A, 9.360%, 01/01/21	649
140	Procter & Gamble Co. (The), 5.500%, 02/01/34	194

		1,608

	Total Consumer Staples	53,185

	Energy — 2.5%
	Energy Equipment & Services — 0.1%
348	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	256
	Halliburton Co.,
714	3.500%, 08/01/23	738
193	4.850%, 11/15/35	206
1,620	7.450%, 09/15/39	2,267
	Nabors Industries, Inc.,
200	4.625%, 09/15/21	190
200	5.000%, 09/15/20	198
188	National Oilwell Varco, Inc., 1.350%, 12/01/17	187
	Noble Holding International Ltd., (Cayman Islands),
63	5.250%, 03/15/42	37
300	6.050%, 03/01/41	182
363	7.950%, 04/01/45	265
200	Schlumberger Holdings Corp., 4.000%, 12/21/25 (e)	218
441	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	468

		5,212

	Oil, Gas & Consumable Fuels — 2.4%
160	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	167
330	Anadarko Petroleum Corp., 8.700%, 03/15/19	377
	Apache Corp.,
138	3.250%, 04/15/22	141
556	4.750%, 04/15/43	574
500	6.900%, 09/15/18	546
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	276
	Boardwalk Pipelines LP,
338	4.950%, 12/15/24	349
318	5.950%, 06/01/26	347

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	BP Capital Markets plc, (United Kingdom),
92	1.375%, 11/06/17	92
929	1.846%, 05/05/17	933
1,283	2.237%, 05/10/19	1,312
1,182	2.750%, 05/10/23	1,204
375	3.119%, 05/04/26	387
451	3.506%, 03/17/25	481
1,337	3.814%, 02/10/24	1,455
	Buckeye Partners LP,
500	4.350%, 10/15/24	506
330	4.875%, 02/01/21	353
770	5.850%, 11/15/43	801
200	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	264
	Canadian Natural Resources Ltd., (Canada),
401	3.900%, 02/01/25	404
350	6.250%, 03/15/38	384
1,000	6.750%, 02/01/39	1,136
	Cenovus Energy, Inc., (Canada),
208	3.000%, 08/15/22	198
356	4.450%, 09/15/42	290
759	6.750%, 11/15/39	810
	Chevron Corp.,
560	2.355%, 12/05/22	573
1,200	2.566%, 05/16/23	1,226
1,000	4.950%, 03/03/19	1,091
1,852	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	1,894
1,789	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	1,952
230	Conoco Funding Co., (Canada), 7.250%, 10/15/31	304
	ConocoPhillips,
850	5.750%, 02/01/19	929
200	6.500%, 02/01/39	263
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,051
	ConocoPhillips Co.,
205	2.200%, 05/15/20	206
945	3.350%, 11/15/24	973
150	4.200%, 03/15/21	162
	Devon Energy Corp.,
750	3.250%, 05/15/22	744
522	4.750%, 05/15/42	486
673	7.950%, 04/15/32	824

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Ecopetrol S.A., (Colombia),
533	4.125%, 01/16/25	516
773	5.375%, 06/26/26	789
226	5.875%, 09/18/23	244
	Encana Corp., (Canada),
545	6.500%, 05/15/19	584
150	6.500%, 08/15/34	151
	Energy Transfer Partners LP,
448	3.600%, 02/01/23	441
964	4.050%, 03/15/25	963
364	5.150%, 03/15/45	349
925	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	984
	EnLink Midstream Partners LP,
140	2.700%, 04/01/19	138
838	4.150%, 06/01/25	793
500	5.050%, 04/01/45	434
	Enterprise Products Operating LLC,
506	3.700%, 02/15/26	527
343	3.750%, 02/15/25	359
475	3.900%, 02/15/24	503
333	3.950%, 02/15/27	350
199	4.900%, 05/15/46	213
155	4.950%, 10/15/54	163
318	5.100%, 02/15/45	351
201	5.950%, 02/01/41	239
	EOG Resources, Inc.,
379	2.625%, 03/15/23	378
600	4.100%, 02/01/21	649
902	5.100%, 01/15/36	1,035
	Exxon Mobil Corp.,
1,000	2.397%, 03/06/22	1,029
1,063	3.043%, 03/01/26	1,128
393	4.114%, 03/01/46	452
950	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	918
180	Hess Corp., 7.875%, 10/01/29	219
	Kerr-McGee Corp.,
200	6.950%, 07/01/24	234
1,700	7.875%, 09/15/31	2,057
	Magellan Midstream Partners LP,
353	3.200%, 03/15/25	356
1,127	5.150%, 10/15/43	1,235
250	6.550%, 07/15/19	281
	Marathon Oil Corp.,
833	2.800%, 11/01/22	761

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
902	5.900%, 03/15/18	939
1,620	6.000%, 10/01/17	1,675
578	Marathon Petroleum Corp., 3.625%, 09/15/24	585
	Noble Energy, Inc.,
314	5.050%, 11/15/44	313
294	5.625%, 05/01/21	307
	Occidental Petroleum Corp.,
281	3.400%, 04/15/26	297
1,022	3.500%, 06/15/25	1,086
	ONEOK Partners LP,
515	3.200%, 09/15/18	524
151	3.375%, 10/01/22	152
2,000	4.900%, 03/15/25	2,166
334	5.000%, 09/15/23	362
350	6.650%, 10/01/36	382
450	8.625%, 03/01/19	508
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	347
1,045	6.800%, 05/15/38	1,399
	Petroleos Mexicanos, (Mexico),
370	4.250%, 01/15/25	370
974	4.500%, 01/23/26	976
393	4.875%, 01/18/24	410
492	5.500%, 06/27/44	465
617	5.625%, 01/23/46	595
647	6.375%, 02/04/21 (e)	715
846	6.375%, 01/23/45	891
250	6.625%, 06/15/35	270
538	6.875%, 08/04/26 (e)	626
	Phillips 66,
314	2.950%, 05/01/17	318
182	4.300%, 04/01/22	200
	Plains All American Pipeline LP/PAA Finance Corp.,
323	2.600%, 12/15/19	325
1,000	3.600%, 11/01/24	970
2,500	4.650%, 10/15/25	2,594
1,480	4.900%, 02/15/45	1,362
649	Schlumberger Holdings Corp., 3.625%, 12/21/22 (e)	692
831	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	927
	Spectra Energy Capital LLC,
500	3.300%, 03/15/23	494
1,500	5.650%, 03/01/20	1,620

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
500	6.200%, 04/15/18	531
400	8.000%, 10/01/19	462
	Spectra Energy Partners LP,
524	2.950%, 09/25/18	533
452	5.950%, 09/25/43	547
	Statoil ASA, (Norway),
1,373	1.150%, 05/15/18	1,369
353	1.200%, 01/17/18	353
406	2.450%, 01/17/23	413
1,071	2.650%, 01/15/24	1,097
613	3.150%, 01/23/22	649
456	3.250%, 11/10/24	482
253	4.250%, 11/23/41	279
	Suncor Energy, Inc., (Canada),
180	5.950%, 12/01/34	216
250	6.850%, 06/01/39	345
	Sunoco Logistics Partners Operations LP,
244	3.900%, 07/15/26	247
259	4.250%, 04/01/24	269
531	4.400%, 04/01/21	566
170	5.300%, 04/01/44	172
1,133	5.350%, 05/15/45	1,171
554	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	553
	Tosco Corp.,
310	7.800%, 01/01/27	408
400	8.125%, 02/15/30	554
	Total Capital International S.A., (France),
262	1.500%, 02/17/17	262
508	1.550%, 06/28/17	510
233	2.700%, 01/25/23	242
500	2.750%, 06/19/21	524
370	3.750%, 04/10/24	407
	TransCanada PipeLines Ltd., (Canada),
394	4.875%, 01/15/26	455
1,200	6.200%, 10/15/37	1,527
340	6.500%, 08/15/18	371
1,100	7.250%, 08/15/38	1,547
74	Western Gas Partners LP, 5.375%, 06/01/21	80

		89,291

	Total Energy	94,503

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Financials — 9.9%
	Banks — 4.5%
	ABN AMRO Bank N.V., (Netherlands),
1,594	1.800%, 06/04/18 (e)	1,600
669	2.500%, 10/30/18 (e)	682
616	4.750%, 07/28/25 (e)	651
600	4.800%, 04/18/26 (e)	640
	ANZ New Zealand International Ltd., (New Zealand),
750	2.600%, 09/23/19 (e)	767
402	2.850%, 08/06/20 (e)	415
	Australia & New Zealand Banking Group Ltd., (Australia),
900	1.450%, 05/15/18	900
1,268	2.400%, 11/23/16 (e)	1,272
263	4.400%, 05/19/26 (e)	279
228	4.875%, 01/12/21 (e)	254
	Bank of America Corp.,
600	2.000%, 01/11/18	604
1,072	3.300%, 01/11/23	1,113
1,189	3.500%, 04/19/26	1,241
4,752	3.875%, 08/01/25	5,090
972	4.000%, 04/01/24	1,051
547	4.125%, 01/22/24	596
700	4.200%, 08/26/24	742
851	4.250%, 10/22/26	902
542	4.450%, 03/03/26	583
2,065	5.000%, 05/13/21	2,317
740	5.625%, 07/01/20	835
645	5.650%, 05/01/18	686
420	5.750%, 12/01/17	442
400	5.875%, 01/05/21	461
2,996	6.400%, 08/28/17	3,139
4,294	6.875%, 04/25/18	4,654
875	7.625%, 06/01/19	1,005
1,510	7.800%, 09/15/16	1,512
1,640	Series L, 2.250%, 04/21/20	1,653
760	Series L, 2.650%, 04/01/19	778
921	Series L, 3.950%, 04/21/25	959
	Bank of Montreal, (Canada),
811	1.400%, 09/11/17	813
855	2.375%, 01/25/19	872
1,106	2.550%, 11/06/22	1,136
	Bank of Nova Scotia (The), (Canada),
2,000	1.450%, 04/25/18	2,005
1,100	1.700%, 06/11/18	1,106

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
1,275	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 02/23/17 (e)	1,282
	Banque Federative du Credit Mutuel S.A., (France),
1,600	1.700%, 01/20/17 (e)	1,602
245	2.000%, 04/12/19 (e)	247
	Barclays Bank plc, (United Kingdom),
276	2.250%, 05/10/17 (e)	278
1,000	6.050%, 12/04/17 (e)	1,050
310	Series 1, 5.000%, 09/22/16	310
	Barclays plc, (United Kingdom),
1,449	3.200%, 08/10/21	1,458
1,808	3.650%, 03/16/25	1,798
400	4.375%, 01/12/26	418
435	5.250%, 08/17/45	500
	BB&T Corp.,
900	2.625%, 06/29/20	928
740	5.250%, 11/01/19	816
380	6.850%, 04/30/19	431
600	BNP Paribas S.A., (France), 4.375%, 05/12/26 (e)	621
632	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	641
695	Branch Banking & Trust Co., 5.625%, 09/15/16	696
1,952	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	1,990
1,650	Capital One Bank USA N.A., 3.375%, 02/15/23	1,695
	Capital One N.A.,
978	2.350%, 08/17/18	991
850	2.400%, 09/05/19	865
	Citigroup, Inc.,
1,000	1.700%, 04/27/18	1,001
800	1.750%, 05/01/18	801
507	1.800%, 02/05/18	509
1,210	2.050%, 12/07/18	1,219
1,096	2.150%, 07/30/18	1,106
115	2.350%, 08/02/21	115
500	2.400%, 02/18/20	506
778	2.700%, 03/30/21	793
1,000	3.400%, 05/01/26	1,029
1,900	3.700%, 01/12/26	2,006
500	3.875%, 03/26/25	516
1,200	4.300%, 11/20/26	1,260
569	4.400%, 06/10/25	603
555	4.650%, 07/30/45	633
1,000	4.750%, 05/18/46	1,061

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
137	5.300%, 05/06/44	159
865	5.500%, 09/13/25	980
321	5.875%, 01/30/42	416
250	6.625%, 01/15/28	316
223	8.125%, 07/15/39	354
148	Comerica, Inc., 3.800%, 07/22/26	153
	Commonwealth Bank of Australia, (Australia),
1,080	2.250%, 03/16/17 (e)	1,087
832	4.500%, 12/09/25 (e)	890
	Cooperatieve Rabobank UA, (Netherlands),
1,000	2.500%, 01/19/21	1,027
455	3.375%, 01/19/17	459
789	3.875%, 02/08/22	862
1,488	4.375%, 08/04/25	1,575
500	5.800%, 09/30/10[1] (e)	655
1,400	Credit Agricole S.A., (France), 4.375%, 03/17/25 (e)	1,441
	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom),
250	2.750%, 03/26/20	251
310	3.450%, 04/16/21 (e)	317
340	3.750%, 03/26/25	340
419	3.800%, 09/15/22	427
800	3.800%, 06/09/23 (e)	811
762	4.550%, 04/17/26 (e)	805
484	4.875%, 05/15/45	525
	Discover Bank,
343	3.100%, 06/04/20	353
1,000	3.200%, 08/09/21	1,027
1,101	4.200%, 08/08/23	1,180
	Fifth Third Bancorp,
1,028	2.875%, 07/27/20	1,065
760	5.450%, 01/15/17	771
	Fifth Third Bank,
600	2.375%, 04/25/19	612
340	2.875%, 10/01/21	355
	HSBC Bank plc, (United Kingdom),
1,438	1.500%, 05/15/18 (e)	1,434
666	4.125%, 08/12/20 (e)	716
575	4.750%, 01/19/21 (e)	636
	HSBC Holdings plc, (United Kingdom),
1,854	3.600%, 05/25/23	1,918
200	3.900%, 05/25/26	209
1,056	4.000%, 03/30/22	1,129
939	4.250%, 08/18/25	974

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
600	6.100%, 01/14/42	815
321	Huntington Bancshares, Inc., 3.150%, 03/14/21	334
	Huntington National Bank (The),
250	2.000%, 06/30/18	252
858	2.875%, 08/20/20	883
680	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	684
729	KeyBank N.A., 3.180%, 05/22/22	755
	KeyCorp,
315	2.900%, 09/15/20	327
300	5.100%, 03/24/21	339
	Lloyds Bank plc, (United Kingdom),
651	1.750%, 03/16/18	651
666	2.050%, 01/22/19	668
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,235
422	Mitsubishi UFJ Financial Group, Inc., (Japan), 2.950%, 03/01/21	435
	Mizuho Bank Ltd., (Japan),
393	1.800%, 03/26/18 (e)	394
623	2.650%, 09/25/19 (e)	636
742	Mizuho Financial Group, Inc., (Japan), 2.632%, 04/12/21 (e)	753
270	MUFG Americas Holdings Corp., 2.250%, 02/10/20	272
1,500	National Australia Bank Ltd., (Australia), 2.000%, 06/20/17 (e)	1,511
250	National City Bank, 5.800%, 06/07/17	258
	Nordea Bank AB, (Sweden),
1,000	1.625%, 05/15/18 (e)	1,003
1,800	3.125%, 03/20/17 (e)	1,820
945	4.250%, 09/21/22 (e)	1,016
	PNC Bank N.A.,
490	1.950%, 03/04/19	496
400	6.875%, 04/01/18	433
	PNC Financial Services Group, Inc. (The),
182	3.900%, 04/29/24	196
864	4.375%, 08/11/20	946
950	5.625%, 02/01/17	967
298	6.700%, 06/10/19	340
709	SUB, 2.854%, 11/09/22	728
964	Regions Financial Corp., 3.200%, 02/08/21	999
	Royal Bank of Canada, (Canada),
985	1.200%, 09/19/17	985
1,450	1.875%, 02/05/20	1,464

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,789	2.000%, 10/01/18	1,810
1,000	2.200%, 07/27/18	1,015
800	Royal Bank of Scotland Group plc, (United Kingdom), 4.800%, 04/05/26	837
	Santander UK Group Holdings plc, (United Kingdom),
180	2.875%, 10/16/20	181
452	3.125%, 01/08/21	459
909	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	922
402	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	404
850	Societe Generale S.A., (France), 2.500%, 04/08/21 (e)	875
927	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	928
1,148	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	1,157
	Standard Chartered plc, (United Kingdom),
769	4.050%, 04/12/26 (e)	796
1,300	5.200%, 01/26/24 (e)	1,395
872	Sumitomo Mitsui Financial Group, Inc., (Japan), 2.632%, 07/14/26	864
	SunTrust Banks, Inc.,
253	2.900%, 03/03/21	262
880	6.000%, 09/11/17	919
	Toronto-Dominion Bank (The), (Canada),
2,350	1.500%, 03/13/17 (e)	2,355
229	2.125%, 04/07/21	232
521	2.250%, 11/05/19	532
	U.S. Bancorp,
550	1.650%, 05/15/17	552
540	3.000%, 03/15/22	571
566	4.125%, 05/24/21	628
1,277	7.500%, 06/01/26	1,721
896	U.S. Bank N.A., 2.800%, 01/27/25	926
1,000	US Bancorp, Series V, 2.375%, 07/22/26	992
6,606	Wachovia Corp., 5.750%, 02/01/18	7,015
	Wells Fargo & Co.,
1,200	2.150%, 01/30/20	1,220
2,174	2.600%, 07/22/20	2,236
453	3.000%, 02/19/25	466
540	3.000%, 04/22/26	554
1,000	3.300%, 09/09/24	1,056
850	3.500%, 03/08/22	908
484	4.100%, 06/03/26	525

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
694	4.300%, 07/22/27	766
702	4.480%, 01/16/24	777
500	4.600%, 04/01/21	556
920	4.650%, 11/04/44	1,010
1,280	5.606%, 01/15/44	1,598
1,000	5.625%, 12/11/17	1,054
250	Wells Fargo Bank N.A., 6.000%, 11/15/17	264
	Westpac Banking Corp., (Australia),
338	2.000%, 03/03/20 (e)	341
2,141	4.875%, 11/19/19	2,345

		169,378

	Capital Markets — 2.4%
	Ameriprise Financial, Inc.,
761	2.875%, 09/15/26	764
1,500	4.000%, 10/15/23	1,643
	Bank of New York Mellon Corp. (The),
880	2.200%, 03/04/19	895
909	2.600%, 08/17/20	937
254	2.800%, 05/04/26	262
700	3.250%, 09/11/24	746
413	3.550%, 09/23/21	444
760	4.600%, 01/15/20	833
950	Series 0012, 3.650%, 02/04/24	1,041
	BlackRock, Inc.,
660	3.375%, 06/01/22	711
540	3.500%, 03/18/24	597
430	4.250%, 05/24/21	479
385	6.250%, 09/15/17	405
437	Series 2, 5.000%, 12/10/19	487
	Blackstone Holdings Finance Co. LLC,
429	4.450%, 07/15/45 (e)	447
1,940	5.875%, 03/15/21 (e)	2,252
340	Charles Schwab Corp. (The), 3.225%, 09/01/22	361
	CME Group, Inc.,
1,230	3.000%, 09/15/22	1,301
777	3.000%, 03/15/25	819
285	5.300%, 09/15/43	378
	Credit Suisse AG, (Switzerland),
417	1.750%, 01/29/18	418
728	2.300%, 05/28/19	738
271	3.000%, 10/29/21	279
402	3.625%, 09/09/24	422

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
	Deutsche Bank AG, (Germany),
591	1.875%, 02/13/18	588
616	2.950%, 08/20/20	615
984	3.375%, 05/12/21	983
805	6.000%, 09/01/17	836
500	FMR LLC, 6.450%, 11/15/39 (e)	672
	Goldman Sachs Group, Inc. (The),
952	2.600%, 04/23/20	971
1,309	2.625%, 01/31/19	1,342
300	2.625%, 04/25/21	305
453	2.750%, 09/15/20	465
1,720	2.875%, 02/25/21	1,769
557	3.500%, 01/23/25	578
525	3.750%, 05/22/25	555
469	3.750%, 02/25/26	496
1,100	4.000%, 03/03/24	1,185
1,415	4.250%, 10/21/25	1,501
848	5.250%, 07/27/21	963
1,786	5.375%, 03/15/20	1,987
1,200	5.750%, 01/24/22	1,392
2,590	5.950%, 01/18/18	2,745
685	6.750%, 10/01/37	879
2,678	7.500%, 02/15/19	3,049
949	Series D, 6.000%, 06/15/20	1,083
	ING Bank N.V., (Netherlands),
900	1.650%, 08/15/19 (e)	898
1,445	3.750%, 03/07/17 (e)	1,463
	Intercontinental Exchange, Inc.,
447	2.500%, 10/15/18	458
884	4.000%, 10/15/23	975
	Invesco Finance plc, (United Kingdom),
390	3.750%, 01/15/26	419
657	4.000%, 01/30/24	719
	Jefferies Group LLC,
1,015	5.125%, 04/13/18	1,060
1,010	6.450%, 06/08/27	1,132
880	6.875%, 04/15/21	1,010
	Macquarie Bank Ltd., (Australia),
2,615	1.600%, 10/27/17 (e)	2,621
896	2.600%, 06/24/19 (e)	912
1,000	2.850%, 07/29/20 (e)	1,022
1,000	4.000%, 07/29/25 (e)	1,070
	Macquarie Group Ltd., (Australia),
1,200	6.000%, 01/14/20 (e)	1,330
1,650	6.250%, 01/14/21 (e)	1,878

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
	Morgan Stanley,
1,064	2.500%, 04/21/21	1,075
500	2.650%, 01/27/20	513
2,365	2.800%, 06/16/20	2,432
1,250	3.700%, 10/23/24	1,325
946	3.875%, 01/27/26	1,010
2,873	4.000%, 07/23/25	3,103
1,550	4.100%, 05/22/23	1,643
480	4.350%, 09/08/26	514
1,574	5.000%, 11/24/25	1,755
475	5.500%, 07/24/20	536
559	5.500%, 07/28/21	640
1,265	5.625%, 09/23/19	1,406
906	5.750%, 01/25/21	1,038
1,400	6.625%, 04/01/18	1,508
970	7.300%, 05/13/19	1,107
547	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	629
	State Street Corp.,
369	3.100%, 05/15/23	385
2,792	3.550%, 08/18/25	3,051
1,164	3.700%, 11/20/23	1,284
379	TD Ameritrade Holding Corp., 2.950%, 04/01/22	395
	Thomson Reuters Corp., (Canada),
482	3.850%, 09/29/24	516
1,278	3.950%, 09/30/21	1,365
441	4.500%, 05/23/43	472
325	4.700%, 10/15/19	352

		87,639

	Consumer Finance — 0.9%
506	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 3.950%, 02/01/22	525
700	American Express Co., 7.000%, 03/19/18	759
	American Express Credit Corp.,
1,140	1.800%, 07/31/18	1,150
1,028	1.875%, 11/05/18	1,038
1,841	2.250%, 05/05/21	1,872
1,455	2.375%, 05/26/20	1,489
	American Honda Finance Corp.,
533	1.600%, 02/16/18 (e)	537
565	2.125%, 02/28/17 (e)	568
363	2.125%, 10/10/18	370
417	2.250%, 08/15/19	428
1,599	2.600%, 09/20/16 (e)	1,600
150	7.625%, 10/01/18 (e)	168

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
	Capital One Financial Corp.,
750	3.200%, 02/05/25	763
1,281	3.500%, 06/15/23	1,338
300	3.750%, 04/24/24	318
1,462	4.200%, 10/29/25	1,527
	Caterpillar Financial Services Corp.,
882	2.250%, 12/01/19	903
402	2.850%, 06/01/22	420
340	7.050%, 10/01/18	380
585	7.150%, 02/15/19	666
	Ford Motor Credit Co. LLC,
472	1.684%, 09/08/17	472
340	2.145%, 01/09/18	342
991	2.240%, 06/15/18	999
513	2.375%, 03/12/19	520
1,653	3.000%, 06/12/17	1,673
507	3.096%, 05/04/23	513
1,162	4.134%, 08/04/25	1,233
200	4.250%, 09/20/22	216
	General Motors Financial Co., Inc.,
489	3.100%, 01/15/19	499
1,091	3.200%, 07/13/20	1,115
1,230	3.700%, 05/09/23	1,254
207	HSBC Finance Corp., 7.350%, 11/27/32	264
	HSBC USA, Inc.,
800	1.625%, 01/16/18	800
1,077	2.350%, 03/05/20	1,083
2,469	2.750%, 08/07/20	2,522
	John Deere Capital Corp.,
335	1.700%, 01/15/20	338
400	2.450%, 09/11/20	412
893	2.800%, 03/06/23	935
233	3.150%, 10/15/21	248
874	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	879
626	PACCAR Financial Corp., 1.400%, 05/18/18	630
	Toyota Motor Credit Corp.,
412	1.450%, 01/12/18	414
558	2.100%, 01/17/19	568

		34,748

	Diversified Financial Services — 1.0%
1,455	Bank of America N.A., 5.300%, 03/15/17	1,486
	Berkshire Hathaway, Inc.,
233	3.000%, 02/11/23	248
2,498	3.400%, 01/31/22	2,692

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — continued
840	3.750%, 08/15/21	921
	GE Capital International Funding Co. Unlimited Co., (Ireland),
3,710	2.342%, 11/15/20	3,818
2,986	3.373%, 11/15/25	3,260
3,040	4.418%, 11/15/35	3,480
300	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	305
290	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	344
200	Nationwide Building Society, (United Kingdom), 2.450%, 07/27/21 (e)	202
	Private Export Funding Corp.,
5,000	Series EE, 2.800%, 05/15/22	5,299
681	Series KK, 3.550%, 01/15/24	758
	Shell International Finance B.V., (Netherlands),
212	1.125%, 08/21/17	212
804	2.125%, 05/11/20	820
2,953	2.875%, 05/10/26	3,037
2,854	4.000%, 05/10/46	2,990
789	4.125%, 05/11/35	865
1,020	4.300%, 09/22/19	1,107
1,005	4.375%, 03/25/20	1,101
1,280	6.375%, 12/15/38	1,761
	Siemens Financieringsmaatschappij N.V., (Netherlands),
634	2.900%, 05/27/22 (e)	670
513	4.400%, 05/27/45 (e)	623
300	5.750%, 10/17/16 (e)	302
	UBS Group Funding Jersey Ltd., (Jersey),
269	2.650%, 02/01/22 (e)	269
300	4.125%, 09/24/25 (e)	316
963	4.125%, 04/15/26 (e)	1,016
540	Voya Financial, Inc., 3.650%, 06/15/26	544

		38,446

	Insurance — 1.0%
520	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	691
651	Allstate Corp. (The), 3.150%, 06/15/23	692
	American International Group, Inc.,
674	3.750%, 07/10/25	711
296	3.875%, 01/15/35	294
471	4.125%, 02/15/24	507
1,685	4.700%, 07/10/35	1,818
170	4.875%, 06/01/22	190

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
306	Aon Corp., 6.250%, 09/30/40	396
452	Aon plc, (United Kingdom), 3.875%, 12/15/25	486
	Berkshire Hathaway Finance Corp.,
404	1.300%, 05/15/18	405
748	4.300%, 05/15/43	859
1,574	4.400%, 05/15/42	1,826
120	Chubb Corp. (The), 5.750%, 05/15/18	129
	Chubb INA Holdings, Inc.,
380	2.300%, 11/03/20	391
533	2.875%, 11/03/22	561
	CNA Financial Corp.,
463	3.950%, 05/15/24	488
337	4.500%, 03/01/26	365
	Jackson National Life Global Funding,
563	1.875%, 10/15/18 (e)	569
675	3.050%, 04/29/26 (e)	686
	Liberty Mutual Group, Inc.,
408	5.000%, 06/01/21 (e)	452
900	6.500%, 03/15/35 (e)	1,140
100	Liberty Mutual Insurance Co., 8.500%, 05/15/25 (e)	128
598	Lincoln National Corp., 4.200%, 03/15/22	646
	Marsh & McLennan Cos., Inc.,
676	2.350%, 03/06/20	687
288	3.300%, 03/14/23	302
	Massachusetts Mutual Life Insurance Co.,
280	5.375%, 12/01/41 (e)	335
300	8.875%, 06/01/39 (e)	478
626	MassMutual Global Funding II, 2.500%, 10/17/22 (e)	632
	MetLife, Inc.,
600	4.875%, 11/13/43	675
555	Series A, 6.817%, 08/15/18	612
	Metropolitan Life Global Funding I,
604	1.500%, 01/10/18 (e)	607
938	2.300%, 04/10/19 (e)	957
1,900	3.650%, 06/14/18 (e)	1,978
1,277	3.875%, 04/11/22 (e)	1,384
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	2,796
	New York Life Global Funding,
129	1.950%, 02/11/20 (e)	131
3,951	2.150%, 06/18/19 (e)	4,029
650	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	663

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
570	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	900
384	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	386
166	Principal Financial Group, Inc., 1.850%, 11/15/17	167
953	Principal Life Global Funding II, 2.250%, 10/15/18 (e)	970
920	Progressive Corp. (The), 2.450%, 01/15/27	915
603	Prudential Financial, Inc., Series B, 5.750%, 07/15/33	720
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,367
388	Reliance Standard Life Global Funding II, 3.050%, 01/20/21 (e)	398
285	Travelers Cos., Inc. (The), 5.800%, 05/15/18	306

		37,825

	Thrifts & Mortgage Finance — 0.1%
	BPCE S.A., (France),
850	1.625%, 01/26/18	852
800	4.875%, 04/01/26 (e)	843

		1,695

	Total Financials	369,731

	Health Care — 1.4%
	Biotechnology — 0.4%
	Amgen, Inc.,
237	2.125%, 05/01/20	241
491	3.625%, 05/22/24	529
1,000	3.875%, 11/15/21	1,088
3,420	4.663%, 06/15/51 (e)	3,682
500	4.950%, 10/01/41	570
680	5.700%, 02/01/19	748
	Baxalta, Inc.,
500	3.600%, 06/23/22	515
167	5.250%, 06/23/45	196
	Biogen, Inc.,
918	3.625%, 09/15/22	982
250	5.200%, 09/15/45	301
	Celgene Corp.,
873	2.875%, 08/15/20	906
1,336	3.250%, 08/15/22	1,394
929	3.625%, 05/15/24	984
633	5.000%, 08/15/45	730
	Gilead Sciences, Inc.,
539	3.250%, 09/01/22	574

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Biotechnology — continued
632	3.650%, 03/01/26	685
816	4.600%, 09/01/35	919

		15,044

	Health Care Equipment & Supplies — 0.1%
	Becton, Dickinson & Co.,
162	2.675%, 12/15/19	168
243	3.734%, 12/15/24	264
100	5.000%, 05/15/19	109
420	Danaher Corp., 2.400%, 09/15/20	433
	Medtronic, Inc.,
821	3.150%, 03/15/22	872
960	4.375%, 03/15/35	1,103
128	Stryker Corp., 3.500%, 03/15/26	136

		3,085

	Health Care Providers & Services — 0.4%
	Aetna, Inc.,
524	2.800%, 06/15/23	535
397	4.250%, 06/15/36	413
265	4.500%, 05/15/42	294
440	6.750%, 12/15/37	615
	Anthem, Inc.,
467	2.300%, 07/15/18	474
615	3.125%, 05/15/22	638
280	3.300%, 01/15/23	293
500	4.625%, 05/15/42	553
535	4.650%, 01/15/43	598
648	4.650%, 08/15/44	719
	Cardinal Health, Inc.,
540	2.400%, 11/15/19	551
690	3.750%, 09/15/25	748
	Express Scripts Holding Co.,
305	3.000%, 07/15/23	310
900	3.500%, 06/15/24	934
639	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	664
425	Mayo Clinic, Series 2016, 4.128%, 11/15/52	490
588	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	671
251	Quest Diagnostics, Inc., 3.450%, 06/01/26	261
640	Texas Health Resources, 4.330%, 11/15/55	730
	UnitedHealth Group, Inc.,
472	1.700%, 02/15/19	476
173	2.750%, 02/15/23	179
400	2.875%, 03/15/23	418

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — continued
697	3.100%, 03/15/26	735
697	3.350%, 07/15/22	750
1,050	3.375%, 11/15/21	1,129
760	4.625%, 07/15/35	902
620	6.625%, 11/15/37	898

		15,978

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
369	3.000%, 04/15/23	378
344	3.150%, 01/15/23	354
176	3.600%, 08/15/21	187
343	4.150%, 02/01/24	376

		1,295

	Pharmaceuticals — 0.5%
	AbbVie, Inc.,
992	1.750%, 11/06/17	996
1,164	2.500%, 05/14/20	1,191
491	2.850%, 05/14/23	498
1,109	2.900%, 11/06/22	1,142
872	3.200%, 11/06/22	911
322	3.200%, 05/14/26	330
315	4.300%, 05/14/36	333
1,483	4.500%, 05/14/35	1,608
	Actavis Funding SCS, (Luxembourg),
443	3.450%, 03/15/22	464
706	4.550%, 03/15/35	760
275	Actavis, Inc., 3.250%, 10/01/22	285
	Allergan, Inc.,
250	2.800%, 03/15/23	249
453	3.375%, 09/15/20	475
395	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	402
937	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	1,052
750	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	790
530	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	773
546	Johnson & Johnson, 3.550%, 03/01/36	615
	Merck & Co., Inc.,
644	2.350%, 02/10/22	663
474	2.400%, 09/15/22	489
562	2.800%, 05/18/23	592
210	3.700%, 02/10/45	225

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
	Mylan N.V., (Netherlands),
463	3.950%, 06/15/26 (e)	477
318	5.250%, 06/15/46 (e)	349
	Mylan, Inc.,
520	3.125%, 01/15/23 (e)	519
250	5.400%, 11/29/43	281
560	Novartis Capital Corp., 3.400%, 05/06/24	615
650	Pfizer, Inc., 3.000%, 06/15/23	695
	Zoetis, Inc.,
193	1.875%, 02/01/18	194
123	4.700%, 02/01/43	131

		18,104

	Total Health Care	53,506

	Industrials — 1.8%
	Aerospace & Defense — 0.3%
557	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	576
	BAE Systems Holdings, Inc.,
900	3.800%, 10/07/24 (e)	952
400	6.375%, 06/01/19 (e)	445
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	848
200	Boeing Co. (The), 7.950%, 08/15/24	282
	Lockheed Martin Corp.,
387	2.125%, 09/15/16	387
131	3.100%, 01/15/23	138
1,281	4.070%, 12/15/42	1,385
292	4.850%, 09/15/41	348
277	Series B, 6.150%, 09/01/36	376
300	Northrop Grumman Systems Corp., 7.750%, 02/15/31	448
1,350	Precision Castparts Corp., 3.250%, 06/15/25	1,453
340	Raytheon Co., 3.150%, 12/15/24	366
	United Technologies Corp.,
214	1.800%, 06/01/17	215
681	3.100%, 06/01/22	730
543	4.150%, 05/15/45	617
914	4.500%, 06/01/42	1,083

		10,649

	Air Freight & Logistics — 0.1%
	FedEx Corp.,
181	3.250%, 04/01/26	191
318	3.900%, 02/01/35	332
239	4.100%, 04/15/43	249

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Air Freight & Logistics — continued
	United Parcel Service of America, Inc.,
355	8.375%, 04/01/20	438
160	SUB, 8.375%, 04/01/30	237
214	United Parcel Service, Inc., 2.450%, 10/01/22	223

		1,670

	Airlines — 0.1%
388	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	413
181	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	197
550	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	602
283	American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 06/15/28	298
147	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	158
386	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	436
185	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	198
352	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	371
137	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	147
353	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	377
1,045	United Airlines 2016-1 Class A Pass-Through Trust, 3.450%, 07/07/28	1,090

		4,287

	Commercial Services & Supplies — 0.1%
200	Pitney Bowes, Inc., 5.600%, 03/15/18	211
	Republic Services, Inc.,
175	2.900%, 07/01/26	178
614	3.550%, 06/01/22	659
	Waste Management, Inc.,
556	2.400%, 05/15/23	562
156	3.900%, 03/01/35	168
214	4.750%, 06/30/20	237

		2,015

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
226	1.625%, 05/08/17	227
292	2.875%, 05/08/22	307
145	4.375%, 05/08/42	168
789	Fluor Corp., 3.375%, 09/15/21	844

		1,546

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
182	1.500%, 11/02/17	183
170	4.000%, 11/02/32	183
570	5.600%, 05/15/18	609
300	7.625%, 04/01/24	378

		1,353

	Industrial Conglomerates — 0.3%
	General Electric Co.,
212	2.700%, 10/09/22	221
573	3.100%, 01/09/23	611
573	3.150%, 09/07/22	612
436	3.375%, 03/11/24	477
789	4.650%, 10/17/21	901
191	5.300%, 02/11/21	220
2,500	5.400%, 02/15/17	2,541
512	5.500%, 01/08/20	580
95	5.875%, 01/14/38	130
794	Series A, 6.750%, 03/15/32	1,135
415	Honeywell International, Inc., 5.300%, 03/01/18	441
539	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	572
412	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	453
	Koninklijke Philips N.V., (Netherlands),
970	3.750%, 03/15/22	1,044
409	5.750%, 03/11/18	436
130	7.200%, 06/01/26	163
	Pentair Finance S.A., (Luxembourg),
981	2.900%, 09/15/18	988
450	4.650%, 09/15/25	470
192	Roper Technologies, Inc., 3.000%, 12/15/20	200
223	Tyco International Finance S.A., (Luxembourg), 5.125%, 09/14/45	269

		12,464

	Machinery — 0.1%
164	Caterpillar, Inc., 2.600%, 06/26/22	171
	Deere & Co.,
819	2.600%, 06/08/22	848
346	3.900%, 06/09/42	385
	Illinois Tool Works, Inc.,
400	3.500%, 03/01/24	438
1,920	3.900%, 09/01/42	2,152
290	Ingersoll-Rand Co., 6.391%, 11/15/27	344

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Machinery — continued
	Parker-Hannifin Corp.,
592	4.450%, 11/21/44	712
215	5.500%, 05/15/18	231

		5,281

	Professional Services — 0.0% (g)
380	Equifax, Inc., 2.300%, 06/01/21	382

	Road & Rail — 0.7%
	Burlington Northern Santa Fe LLC,
200	3.000%, 03/15/23	211
522	3.050%, 03/15/22	553
300	3.450%, 09/15/21	323
136	3.600%, 09/01/20	147
249	3.750%, 04/01/24	275
500	3.900%, 08/01/46	543
375	4.375%, 09/01/42	430
455	4.700%, 09/01/45	549
769	5.150%, 09/01/43	972
1,658	5.400%, 06/01/41	2,123
540	5.650%, 05/01/17	556
335	5.750%, 03/15/18	358
425	5.750%, 05/01/40	570
250	6.700%, 08/01/28	342
	Canadian Pacific Railway Co., (Canada),
600	4.500%, 01/15/22	658
1,130	6.125%, 09/15/15[2]	1,409
250	7.125%, 10/15/31	347
	CSX Corp.,
400	3.400%, 08/01/24	428
526	3.950%, 05/01/50	543
300	4.250%, 06/01/21	330
191	4.750%, 05/30/42	221
575	5.500%, 04/15/41	725
215	7.375%, 02/01/19	244
500	7.900%, 05/01/17	522
	ERAC USA Finance LLC,
559	4.500%, 08/16/21 (e)	616
355	5.250%, 10/01/20 (e)	398
436	5.625%, 03/15/42 (e)	534
350	6.375%, 10/15/17 (e)	368
746	6.700%, 06/01/34 (e)	1,002
	Norfolk Southern Corp.,
746	3.250%, 12/01/21	788
595	3.950%, 10/01/42	630
100	6.000%, 03/15/05[3]	124

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
1,510	6.000%, 05/23/11[4]	1,872
365	7.700%, 05/15/17	381
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
479	2.875%, 07/17/18 (e)	488
1,131	3.375%, 02/01/22 (e)	1,169
	Ryder System, Inc.,
244	2.500%, 03/01/17	245
240	2.500%, 03/01/18	243
723	2.500%, 05/11/20	728
517	2.875%, 09/01/20	527
	Union Pacific Corp.,
182	2.950%, 01/15/23	191
838	3.646%, 02/15/24	918
710	4.163%, 07/15/22	799
200	4.300%, 06/15/42	229

		25,629

	Trading Companies & Distributors — 0.1%
	Air Lease Corp.,
743	3.000%, 09/15/23	735
500	3.875%, 04/01/21	527
	WW Grainger, Inc.,
436	3.750%, 05/15/46	462
655	4.600%, 06/15/45	783

		2,507

	Total Industrials	67,783

	Information Technology — 1.2%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
514	2.600%, 02/28/23	536
197	2.900%, 03/04/21	208
335	2.950%, 02/28/26	358
500	3.625%, 03/04/24	556
350	5.500%, 01/15/40	463
755	5.900%, 02/15/39	1,040
850	Harris Corp., 3.832%, 04/27/25	900

		4,061

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
219	3.000%, 03/01/18	222
190	4.500%, 03/01/23	202
165	6.000%, 04/01/20	182
500	6.875%, 06/01/18	534

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — continued
1,563	7.500%, 01/15/27	1,939

		3,079

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
1,500	2.600%, 07/15/22	1,519
348	3.450%, 08/01/24	362
271	4.000%, 07/15/42	255

		2,136

	IT Services — 0.1%
	International Business Machines Corp.,
409	1.800%, 05/17/19	415
765	6.220%, 08/01/27	1,016
371	Total System Services, Inc., 4.800%, 04/01/26	410
	Xerox Corp.,
271	2.950%, 03/15/17	273
320	5.625%, 12/15/19	346
550	6.750%, 02/01/17	561

		3,021

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
375	3.100%, 07/29/22	400
397	3.300%, 10/01/21	429
652	3.700%, 07/29/25	726
1,185	4.000%, 12/15/32	1,318
453	4.900%, 07/29/45	550
365	Texas Instruments, Inc., 1.650%, 08/03/19	370

		3,793

	Software — 0.4%
470	Intuit, Inc., 5.750%, 03/15/17	481
	Microsoft Corp.,
262	0.875%, 11/15/17	262
384	2.125%, 11/15/22	389
500	2.375%, 02/12/22	516
1,310	2.375%, 05/01/23	1,344
291	3.500%, 02/12/35	301
1,155	3.625%, 12/15/23	1,274
305	4.000%, 02/12/55	321
615	4.200%, 11/03/35	697
117	4.500%, 10/01/40	136
639	4.750%, 11/03/55	762
	Oracle Corp.,
312	1.900%, 09/15/21	313
275	2.800%, 07/08/21	288

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Software — continued
1,750	2.950%, 05/15/25	1,813
1,000	3.625%, 07/15/23	1,090
457	4.300%, 07/08/34	507
1,740	4.375%, 05/15/55	1,893
500	5.000%, 07/08/19	551
813	5.750%, 04/15/18	873
475	6.500%, 04/15/38	670

		14,481

	Technology Hardware, Storage & Peripherals — 0.4%
	Apple, Inc.,
927	2.150%, 02/09/22	945
2,556	2.400%, 05/03/23	2,616
815	2.450%, 08/04/26	817
2,364	2.850%, 05/06/21	2,493
1,539	3.200%, 05/13/25	1,645
625	3.450%, 02/09/45	615
569	3.850%, 08/04/46	590
426	4.500%, 02/23/36	492
300	Dell, Inc., 7.100%, 04/15/28	312
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
780	4.420%, 06/15/21 (e)	816
976	5.450%, 06/15/23 (e)	1,040
857	6.020%, 06/15/26 (e)	918
	HP, Inc.,
282	4.300%, 06/01/21	304
472	4.375%, 09/15/21	509
201	4.650%, 12/09/21	220
849	6.000%, 09/15/41	876

		15,208

	Total Information Technology	45,779

	Materials — 0.7%
	Chemicals — 0.4%
	Agrium, Inc., (Canada),
490	3.375%, 03/15/25	504
525	4.125%, 03/15/35	518
757	5.250%, 01/15/45	842
500	CF Industries, Inc., 7.125%, 05/01/20	575
	Dow Chemical Co. (The),
888	3.000%, 11/15/22	919
850	3.500%, 10/01/24	902
347	4.125%, 11/15/21	380
200	5.250%, 11/15/41	229
375	7.375%, 11/01/29	510

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
73	8.550%, 05/15/19	86
253	E.I. du Pont de Nemours & Co., 4.900%, 01/15/41	291
	Ecolab, Inc.,
447	1.450%, 12/08/17	448
595	3.250%, 01/14/23	621
150	5.500%, 12/08/41	189
208	Monsanto Co., 4.700%, 07/15/64	200
	Mosaic Co. (The),
280	3.750%, 11/15/21	295
1,456	4.250%, 11/15/23	1,553
79	4.875%, 11/15/41	78
861	5.450%, 11/15/33	944
347	5.625%, 11/15/43	381
	Potash Corp. of Saskatchewan, Inc., (Canada),
660	3.000%, 04/01/25	670
85	3.250%, 12/01/17	87
	PPG Industries, Inc.,
114	5.500%, 11/15/40	142
122	6.650%, 03/15/18	131
355	9.000%, 05/01/21	454
473	Praxair, Inc., 2.650%, 02/05/25	487
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,259
850	7.750%, 10/01/96	1,075

		14,770

	Construction Materials — 0.1%
	CRH America, Inc.,
417	3.875%, 05/18/25 (e)	447
893	5.125%, 05/18/45 (e)	1,000

		1,447

	Containers & Packaging — 0.0% (g)
600	International Paper Co., 7.300%, 11/15/39	811

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
815	3.850%, 09/30/23	890
150	5.000%, 09/30/43	179
410	5.400%, 03/29/17	419
560	6.500%, 04/01/19	629
	Freeport-McMoRan, Inc.,
1,329	2.150%, 03/01/17	1,324
1,138	3.875%, 03/15/23	976
1,020	5.400%, 11/14/34	796
262	5.450%, 03/15/43	200

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
283	Nucor Corp., 4.000%, 08/01/23	306
295	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	338
650	Rio Tinto Finance USA Ltd., (Australia), 9.000%, 05/01/19	773
	Teck Resources Ltd., (Canada),
514	3.750%, 02/01/23	441
676	4.750%, 01/15/22	632

		7,903

	Total Materials	24,931

	Real Estate — 0.6%
	Equity Real Estate Investment Trusts (REITs) — 0.6%
	American Tower Corp.,
312	3.375%, 10/15/26	320
450	3.500%, 01/31/23	470
1,000	4.700%, 03/15/22	1,106
567	5.000%, 02/15/24	648
100	5.900%, 11/01/21	117
	American Tower Trust I,
471	1.551%, 03/15/18 (e)	470
750	3.070%, 03/15/23 (e)	780
700	AvalonBay Communities, Inc., 2.850%, 03/15/23	713
	Boston Properties LP,
360	2.750%, 10/01/26	356
200	3.125%, 09/01/23	207
483	3.650%, 02/01/26	515
	Crown Castle International Corp.,
385	2.250%, 09/01/21	384
980	4.875%, 04/15/22	1,094
450	5.250%, 01/15/23	514
239	Duke Realty LP, 3.250%, 06/30/26	245
	Equity Commonwealth,
600	5.875%, 09/15/20	664
1,345	6.650%, 01/15/18	1,395
	ERP Operating LP,
853	3.000%, 04/15/23	877
364	4.625%, 12/15/21	408
	HCP, Inc.,
265	3.400%, 02/01/25	261
1,204	3.875%, 08/15/24	1,232
230	4.200%, 03/01/24	241
1,090	4.250%, 11/15/23	1,148
783	National Retail Properties, Inc., 4.000%, 11/15/25	840

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Equity Real Estate Investment Trusts (REITs) — continued
	Prologis LP,
133	3.750%, 11/01/25	144
534	4.250%, 08/15/23	592
	Simon Property Group LP,
917	2.150%, 09/15/17	924
868	3.375%, 10/01/24	930
532	3.750%, 02/01/24	581
579	4.125%, 12/01/21	640
200	4.375%, 03/01/21	221
382	UDR, Inc., 2.950%, 09/01/26	384
	Ventas Realty LP,
240	3.125%, 06/15/23	245
242	3.500%, 02/01/25	251
353	3.750%, 05/01/24	370
406	4.125%, 01/15/26	439
	Welltower, Inc.,
223	4.000%, 06/01/25	239
732	4.500%, 01/15/24	802

	Total Real Estate	21,767

	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.4%
	AT&T, Inc.,
4,050	3.000%, 06/30/22	4,172
1,120	3.400%, 05/15/25	1,153
1,866	3.600%, 02/17/23	1,970
1,297	3.800%, 03/15/22	1,391
205	3.875%, 08/15/21	222
376	3.950%, 01/15/25	403
879	4.300%, 12/15/42	883
462	4.350%, 06/15/45	466
1,000	4.600%, 02/15/21	1,099
563	4.750%, 05/15/46	602
860	5.350%, 09/01/40	983
250	5.500%, 02/01/18	264
2,000	6.000%, 08/15/40	2,423
2,700	6.300%, 01/15/38	3,414
400	6.500%, 09/01/37	520
700	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	964
2,250	BellSouth LLC, 6.550%, 06/15/34	2,689
	British Telecommunications plc, (United Kingdom),
531	2.350%, 02/14/19	542
150	9.375%, 12/15/30	245
600	Centel Capital Corp., 9.000%, 10/15/19	694

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Deutsche Telekom International Finance B.V., (Netherlands),
336	2.250%, 03/06/17 (e)	338
232	4.875%, 03/06/42 (e)	275
400	6.000%, 07/08/19	449
325	8.750%, 06/15/30	508
	GTP Acquisition Partners I LLC,
1,236	2.350%, 06/15/20 (e)	1,228
1,436	3.482%, 06/16/25 (e)	1,497
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	268
	Orange S.A., (France),
560	2.750%, 09/14/16	560
1,305	9.000%, 03/01/31	2,092
741	Qwest Corp., 6.750%, 12/01/21	826
	Telefonica Emisiones S.A.U., (Spain),
252	3.192%, 04/27/18	259
526	5.134%, 04/27/20	583
316	5.462%, 02/16/21	361
	Verizon Communications, Inc.,
432	2.625%, 02/21/20	445
400	3.500%, 11/01/21	430
2,804	3.500%, 11/01/24	3,007
938	4.150%, 03/15/24	1,042
200	4.272%, 01/15/36	210
2,085	4.400%, 11/01/34	2,217
1,762	4.500%, 09/15/20	1,944
730	4.522%, 09/15/48	774
1,085	4.672%, 03/15/55	1,128
4,200	4.862%, 08/21/46	4,669
566	5.012%, 08/21/54	621
1,514	5.150%, 09/15/23	1,770
300	5.850%, 09/15/35	375

		52,975

	Wireless Telecommunication Services — 0.2%
	America Movil S.A.B. de C.V., (Mexico),
640	2.375%, 09/08/16	637
592	3.125%, 07/16/22	613
	Rogers Communications, Inc., (Canada),
1,547	4.100%, 10/01/23	1,720
400	8.750%, 05/01/32	592
	Vodafone Group plc, (United Kingdom),
957	1.500%, 02/19/18	957
593	1.625%, 03/20/17	594

		5,113

	Total Telecommunication Services	58,088

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utilities — 2.0%
	Electric Utilities — 1.4%
	Alabama Power Co.,
214	3.750%, 03/01/45	227
239	6.125%, 05/15/38	324
286	American Electric Power Co., Inc., 1.650%, 12/15/17	287
	Arizona Public Service Co.,
133	2.200%, 01/15/20	135
296	4.500%, 04/01/42	351
467	5.050%, 09/01/41	585
	Baltimore Gas & Electric Co.,
455	2.800%, 08/15/22	475
376	3.500%, 08/15/46	383
1,025	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	1,095
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	892
195	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	209
224	DTE Electric Co., 2.650%, 06/15/22	232
	Duke Energy Carolinas LLC,
129	4.250%, 12/15/41	147
660	5.100%, 04/15/18	702
100	6.000%, 01/15/38	137
	Duke Energy Florida LLC,
290	5.650%, 06/15/18	312
245	6.400%, 06/15/38	350
	Duke Energy Indiana LLC,
700	3.750%, 05/15/46	740
1,320	6.350%, 08/15/38	1,872
	Duke Energy Progress LLC,
540	2.800%, 05/15/22	565
792	3.250%, 08/15/25	852
273	4.100%, 05/15/42	303
125	4.100%, 03/15/43	139
387	4.150%, 12/01/44	437
325	5.300%, 01/15/19	354
	Electricite de France S.A., (France),
770	2.150%, 01/22/19 (e)	780
1,300	6.000%, 01/22/14[5] (e)	1,421
950	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,043
175	Entergy Arkansas, Inc., 3.500%, 04/01/26	190
336	Entergy Corp., 2.950%, 09/01/26	339
629	Entergy Louisiana LLC, 3.050%, 06/01/31	642
559	Entergy Mississippi, Inc., 2.850%, 06/01/28	571

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
316	Exelon Corp., 3.400%, 04/15/26	333
350	Florida Power & Light Co., 5.950%, 02/01/38	486
210	Georgia Power Co., 5.950%, 02/01/39	279
679	Great Plains Energy, Inc., 4.850%, 06/01/21	741
	Hydro-Quebec, (Canada),
1,000	Series HY, 8.400%, 01/15/22	1,305
350	Series IO, 8.050%, 07/07/24	484
100	Indiana Michigan Power Co., 7.000%, 03/15/19	112
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	112
784	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	919
	Kansas City Power & Light Co.,
403	3.150%, 03/15/23	411
1,400	5.300%, 10/01/41	1,678
424	Louisville Gas & Electric Co., Series 25, 3.300%, 10/01/25	454
125	MidAmerican Energy Co., 5.300%, 03/15/18	133
	Nevada Power Co.,
55	5.375%, 09/15/40	69
305	5.450%, 05/15/41	394
720	6.500%, 08/01/18	788
100	Series N, 6.650%, 04/01/36	138
	NextEra Energy Capital Holdings, Inc.,
371	2.400%, 09/15/19	377
725	6.000%, 03/01/19	798
	Niagara Mohawk Power Corp.,
493	3.508%, 10/01/24 (e)	530
300	4.881%, 08/15/19 (e)	328
510	Northern States Power Co., 6.250%, 06/01/36	716
320	Ohio Power Co., 6.050%, 05/01/18	343
	Oncor Electric Delivery Co. LLC,
840	6.800%, 09/01/18	925
110	7.000%, 09/01/22	140
	Pacific Gas & Electric Co.,
544	2.450%, 08/15/22	557
492	2.950%, 03/01/26	513
71	3.250%, 09/15/21	75
250	3.250%, 06/15/23	266
781	3.500%, 06/15/25	850
217	4.450%, 04/15/42	250
390	4.500%, 12/15/41	451
90	4.600%, 06/15/43	106
810	5.625%, 11/30/17	853

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
100	6.050%, 03/01/34	136
160	8.250%, 10/15/18	182
	PacifiCorp,
180	5.500%, 01/15/19	197
150	5.650%, 07/15/18	162
	PECO Energy Co.,
350	2.375%, 09/15/22	357
175	5.350%, 03/01/18	185
1,085	Potomac Electric Power Co., 6.500%, 11/15/37	1,557
200	PPL Capital Funding, Inc., 3.400%, 06/01/23	211
	Progress Energy, Inc.,
673	3.150%, 04/01/22	707
300	7.000%, 10/30/31	407
	Public Service Co. of Colorado,
250	2.250%, 09/15/22	255
90	3.200%, 11/15/20	95
214	3.550%, 06/15/46	225
125	5.800%, 08/01/18	136
2,490	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	3,283
	Public Service Electric & Gas Co.,
833	3.000%, 05/15/25	883
317	5.375%, 11/01/39	413
210	Series I, 1.800%, 06/01/19	212
65	South Carolina Electric & Gas Co., 4.500%, 06/01/64	69
	Southern California Edison Co.,
122	1.845%, 02/01/22	122
785	5.500%, 08/15/18	851
1,185	6.050%, 03/15/39	1,656
200	Series 08-A, 5.950%, 02/01/38	276
318	Series C, 3.500%, 10/01/23	346
363	Southern Co. (The), 1.950%, 09/01/16	363
	Southwestern Public Service Co.,
200	4.500%, 08/15/41	235
570	Series G, 8.750%, 12/01/18	659
312	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	312
300	Toledo Edison Co. (The), 6.150%, 05/15/37	376
	Virginia Electric & Power Co.,
64	3.450%, 02/15/24	69
2,045	5.400%, 04/30/18	2,180
21	Wisconsin Electric Power Co., 2.950%, 09/15/21	22

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	Xcel Energy, Inc.,
440	3.300%, 06/01/25	465
92	4.800%, 09/15/41	111
200	6.500%, 07/01/36	277

		51,997

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
125	4.125%, 10/15/44	139
828	4.150%, 01/15/43	909
375	8.500%, 03/15/19	437
308	Boston Gas Co., 4.487%, 02/15/42 (e)	343
335	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	363
382	Dominion Gas Holdings LLC, 2.800%, 11/15/20	395
653	Korea Gas Corp., (South Korea), 1.875%, 07/18/21 (e)	656

		3,242

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
300	2.950%, 01/15/20	309
1,020	4.000%, 10/01/20	1,087
235	5.750%, 10/01/41	256
	PSEG Power LLC,
772	4.150%, 09/15/21	825
442	4.300%, 11/15/23	477
	Southern Power Co.,
357	4.150%, 12/01/25	386
600	5.150%, 09/15/41	662
417	Tri-State Generation & Transmission Association, Inc., 4.250%, 06/01/46	448

		4,450

	Multi-Utilities — 0.4%
	CMS Energy Corp.,
475	3.000%, 05/15/26	484
400	3.875%, 03/01/24	439
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	788
	Consumers Energy Co.,
216	2.850%, 05/15/22	226
286	3.250%, 08/15/46	288
130	5.650%, 04/15/20	147
235	Delmarva Power & Light Co., 4.000%, 06/01/42	258

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — continued
	Dominion Resources, Inc.,
300	7.000%, 06/15/38	419
920	Series F, 5.250%, 08/01/33	1,055
	DTE Energy Co.,
992	3.300%, 06/15/22	1,055
200	6.375%, 04/15/33	264
289	Series F, 3.850%, 12/01/23	317
	NiSource Finance Corp.,
370	3.850%, 02/15/23	397
1,256	5.800%, 02/01/42	1,615
	San Diego Gas & Electric Co.,
379	3.950%, 11/15/41	423
275	6.000%, 06/01/26	359
	Sempra Energy,
350	2.875%, 10/01/22	362
236	3.550%, 06/15/24	250
1,013	4.050%, 12/01/23	1,117
1,150	6.150%, 06/15/18	1,238
460	9.800%, 02/15/19	547
	Southern Co. Gas Capital Corp.,
254	3.250%, 06/15/26	262
563	3.500%, 09/15/21	593
208	4.400%, 06/01/43	224
1,445	5.875%, 03/15/41	1,827
1,009	WEC Energy Group, Inc., 3.550%, 06/15/25	1,087

		16,041

	Water Utilities — 0.0% (g)
793	American Water Capital Corp., 3.400%, 03/01/25	856

	Total Utilities	76,586

	Total Corporate Bonds (Cost $867,344)	928,282

Foreign Government Securities — 1.3%
	Israel Government AID Bond, (Israel),
6,165	Zero Coupon, 11/01/23	5,322
2,121	Zero Coupon, 02/15/24	1,815
5,535	Zero Coupon, 05/01/24	4,708
1,000	5.500%, 09/18/33	1,418
1,000	Series 1, Zero Coupon, 11/01/24	854
2,660	Series 2, Zero Coupon, 11/01/24	2,272
5,000	Series 7-Z, Zero Coupon, 08/15/25	4,082
3,424	Series 8-Z, Zero Coupon, 02/15/24	2,931
2,000	Series 8-Z, Zero Coupon, 08/15/24	1,686
7,805	Series 10-Z, Zero Coupon, 08/15/24	6,587

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — continued
377	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	532
	Republic of Colombia, (Colombia),
422	4.000%, 02/26/24	444
581	4.500%, 01/28/26	633
515	5.000%, 06/15/45	558
200	5.625%, 02/26/44	231
	Republic of Panama, (Panama),
317	3.750%, 03/16/25	343
416	4.000%, 09/22/24	457
88	Republic of Peru, (Peru), 5.625%, 11/18/50	116
1,133	Republic of Poland, (Poland), 4.000%, 01/22/24	1,258
	Republic of South Africa, (South Africa),
1,436	5.375%, 07/24/44	1,563
640	5.875%, 09/16/25	716
	United Mexican States, (Mexico),
2,030	3.500%, 01/21/21	2,170
788	3.600%, 01/30/25	833
1,732	4.000%, 10/02/23	1,881
316	4.125%, 01/21/26	347
186	4.350%, 01/15/47	192
200	4.600%, 01/23/46	216
120	4.750%, 03/08/44	132
4,913	5.550%, 01/21/45	6,055

	Total Foreign Government Securities (Cost $46,359)	50,352

Mortgage Pass-Through Securities — 17.9%
	Federal Home Loan Mortgage Corp.,
70	ARM, 2.345%, 10/01/36	74
9	ARM, 2.395%, 07/01/19	9
318	ARM, 2.496%, 11/01/36	337
388	ARM, 2.593%, 11/01/36	411
350	ARM, 2.605%, 12/01/33	371
363	ARM, 2.634%, 01/01/35	384
320	ARM, 2.647%, 10/01/36	336
28	ARM, 2.652%, 04/01/30	29
316	ARM, 2.655%, 02/01/36	333
166	ARM, 2.700%, 02/01/36	176
266	ARM, 2.739%, 12/01/36	281
87	ARM, 2.760%, 05/01/36	92
200	ARM, 2.766%, 07/01/36	208
164	ARM, 2.796%, 02/01/37	174
161	ARM, 2.818%, 12/01/34	171
771	ARM, 2.842%, 03/01/37	808
618	ARM, 2.856%, 04/01/34	654

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

398	ARM, 2.947%, 10/01/36	424
847	ARM, 3.867%, 07/01/40	879
5,635	Federal Home Loan Mortgage Corp. Gold Pools, 4.500%, 01/01/46	6,276
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
25	4.500%, 08/01/18	26
83	5.000%, 12/01/18	85
3	5.500%, 06/01/17	3
10	6.000%, 04/01/18	10
50	6.500%, 11/01/17 - 02/01/19	50
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
1,875	3.500%, 01/01/32 - 03/01/32	1,997
57	6.000%, 12/01/22	65
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
5,256	3.000%, 08/01/43	5,519
720	4.000%, 09/01/35	772
3,778	4.500%, 05/01/41	4,155
2,979	5.000%, 09/01/34 - 08/01/40	3,311
1,291	5.500%, 10/01/33 - 07/01/35	1,473
275	6.000%, 12/01/33 - 01/01/34	319
1,052	6.500%, 11/01/34 - 11/01/36	1,246
332	7.000%, 07/01/32 - 10/01/36	385
263	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	287
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,255	3.000%, 03/01/33	2,386
19,893	3.500%, 10/01/32 - 06/01/43	21,226
18,708	4.000%, 01/01/32 - 01/01/46	20,358
268	5.500%, 10/01/33 - 01/01/34	295
251	6.000%, 02/01/33	284
54	7.000%, 07/01/29	60
	Federal National Mortgage Association,
2	ARM, 1.875%, 01/01/19	2
62	ARM, 2.187%, 09/01/34	65
2	ARM, 2.242%, 03/01/19	2
694	ARM, 2.297%, 01/01/33	718
348	ARM, 2.310%, 07/01/33	359
177	ARM, 2.368%, 09/01/34	185
732	ARM, 2.373%, 11/01/34	764
620	ARM, 2.380%, 10/01/34	653
942	ARM, 2.395%, 01/01/35	984
125	ARM, 2.403%, 09/01/35	131
257	ARM, 2.404%, 08/01/34	268

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
187		ARM, 2.408%, 01/01/36	196
353		ARM, 2.411%, 11/01/34	367
1,077		ARM, 2.416%, 09/01/35	1,123
402		ARM, 2.440%, 07/01/36	416
117		ARM, 2.445%, 07/01/34	124
380		ARM, 2.452%, 10/01/34	399
93		ARM, 2.483%, 02/01/35	98
528		ARM, 2.488%, 06/01/35	554
143		ARM, 2.527%, 11/01/33	151
175		ARM, 2.547%, 01/01/34	185
222		ARM, 2.552%, 04/01/34	230
352		ARM, 2.555%, 05/01/35	370
35		ARM, 2.585%, 09/01/27	37
455		ARM, 2.606%, 08/01/34	480
409		ARM, 2.620%, 01/01/35	431
44		ARM, 2.652%, 07/01/33	47
306		ARM, 2.685%, 09/01/33	327
403		ARM, 2.729%, 07/01/33	428
91		ARM, 2.753%, 01/01/38	95
249		ARM, 2.762%, 04/01/34 - 04/01/35	263
1,293		ARM, 2.764%, 04/01/35	1,365
207		ARM, 2.791%, 10/01/34	220
368		ARM, 2.835%, 05/01/34	389
475		ARM, 2.837%, 10/01/36	506
123		ARM, 2.845%, 05/01/35	128
169		ARM, 2.928%, 06/01/36	178
37		ARM, 3.250%, 01/01/36	38
98		ARM, 3.625%, 02/01/34	100
22		ARM, 3.824%, 03/01/29	23
		Federal National Mortgage Association, 15 Year, Single Family,
121		4.000%, 08/01/18	125
717		4.500%, 06/01/18 - 12/01/19	736
331		5.000%, 06/01/18 - 08/01/24	351
179		5.500%, 03/01/20 - 07/01/20	185
2,006		6.000%, 08/01/17 - 01/01/24	2,179
36		6.500%, 03/01/17 - 08/01/20	38
19		7.000%, 03/01/17 - 09/01/17	19
—	(h)	7.500%, 03/01/17	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
1,121		3.500%, 08/01/32	1,194
65		4.500%, 04/01/24	71
521		6.500%, 05/01/22 - 04/01/25	598

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal National Mortgage Association, 30 Year, FHA/VA,
72	6.000%, 09/01/33	81
720	6.500%, 03/01/29 - 08/01/39	843
12	7.000%, 02/01/33	13
32	8.000%, 06/01/28	37
2	9.000%, 05/01/18	2
	Federal National Mortgage Association, 30 Year, Single Family,
4,603	3.000%, 06/01/43	4,822
3,184	4.500%, 11/01/33 - 09/01/43	3,487
947	5.000%, 07/01/33 - 09/01/35	1,063
1,299	5.500%, 09/01/31 - 03/01/34	1,490
1,631	6.000%, 12/01/28 - 09/01/37	1,893
718	6.500%, 11/01/29 - 08/01/31	836
590	7.000%, 01/01/24 - 01/01/39	685
216	7.500%, 08/01/36 - 11/01/37	249
412	8.000%, 03/01/27 - 11/01/28	496
9	9.500%, 07/01/28	9
	Federal National Mortgage Association, Other,
912	ARM, 1.265%, 03/01/22	914
2,347	ARM, 6.070%, 11/01/18	2,420
2,000	1.690%, 12/01/19	2,011
3,434	1.735%, 05/01/20	3,457
3,767	1.750%, 06/01/20	3,795
1,925	1.940%, 07/01/19	1,949
1,500	2.000%, 12/01/20	1,530
12,000	2.010%, 06/01/20	12,207
222	2.030%, 08/01/19	228
2,500	2.120%, 09/01/21	2,525
1,906	2.140%, 04/01/19	1,936
1,418	2.150%, 04/01/19	1,442
3,573	2.340%, 12/01/22	3,683
1,873	2.350%, 05/01/23	1,933
3,500	2.400%, 12/01/22	3,614
2,829	2.420%, 06/01/23	2,926
4,000	2.450%, 11/01/22	4,143
2,768	2.460%, 02/01/23	2,850
5,352	2.490%, 10/01/17	5,395
1,411	2.510%, 06/01/23	1,467
6,841	2.520%, 10/01/22 - 05/01/23	7,123
2,500	2.660%, 12/01/22	2,661
3,000	2.670%, 07/01/22	3,134
6,513	2.690%, 10/01/17	6,575
3,118	2.705%, 04/01/23	3,285
3,090	2.750%, 03/01/22	3,242

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
3,000	2.760%, 05/01/21	3,144
1,565	2.770%, 05/01/22	1,647
5,145	2.780%, 06/01/27	5,407
4,460	2.783%, 07/01/23	4,712
10,961	2.790%, 05/01/27 - 06/01/27	11,484
4,975	2.840%, 01/01/25	5,262
6,500	2.900%, 12/01/24	6,894
12,000	2.920%, 12/01/24 - 05/01/30	12,593
1,389	2.940%, 05/01/22	1,472
6,278	2.950%, 08/01/23 - 12/01/24	6,679
3,011	2.960%, 06/01/27	3,209
7,465	2.970%, 12/01/24 - 06/01/30	7,928
6,437	2.980%, 03/01/22 - 07/01/22	6,851
1,000	2.990%, 01/01/25	1,066
2,481	3.000%, 01/01/43	2,580
2,383	3.020%, 07/01/23	2,544
3,182	3.030%, 06/01/35	3,361
13,000	3.040%, 12/01/24 - 04/01/30	13,879
5,745	3.050%, 04/01/22	6,102
6,706	3.070%, 01/01/22	7,118
14,150	3.080%, 04/01/30 - 06/01/30	15,152
8,850	3.100%, 05/01/30	9,486
6,220	3.110%, 12/01/24 - 12/01/26	6,694
11,756	3.120%, 01/01/22 - 06/01/35	12,568
2,977	3.140%, 12/01/26	3,209
1,381	3.150%, 12/01/21	1,470
2,632	3.160%, 02/01/22	2,810
3,000	3.170%, 02/01/30	3,249
3,820	3.200%, 02/01/22	4,092
9,360	3.230%, 11/01/20	9,942
4,235	3.240%, 12/01/26	4,599
13,820	3.250%, 07/01/25 - 09/01/26	15,032
6,121	3.260%, 01/01/22 - 12/01/26	6,629
13,906	3.290%, 10/01/20 - 11/01/26	15,123
8,022	3.300%, 12/01/26 - 07/01/30	8,785
3,000	3.340%, 02/01/27	3,280
3,868	3.350%, 11/01/20 - 09/01/30	4,181
867	3.377%, 11/01/20	924
2,000	3.380%, 12/01/23	2,190
2,000	3.390%, 08/01/17	2,026
1,386	3.430%, 09/01/20	1,481
42,809	3.500%, 12/01/32 - 01/01/44	45,614
1,860	3.520%, 01/01/18	1,898
3,000	3.540%, 10/01/20	3,223
2,000	3.550%, 02/01/30	2,221
2,500	3.590%, 08/01/23	2,766

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,736	3.600%, 09/01/20	2,943
947	3.640%, 01/01/25	1,049
5,000	3.670%, 07/01/23	5,549
1,500	3.690%, 11/01/23	1,669
4,418	3.730%, 07/01/22	4,808
1,809	3.740%, 07/01/20	1,942
4,928	3.760%, 10/01/23 - 11/01/23	5,492
4,000	3.765%, 12/01/25	4,493
3,000	3.770%, 09/01/21	3,270
3,612	3.783%, 01/01/26	4,065
6,432	3.790%, 09/01/21	7,018
1,527	3.870%, 01/01/21	1,662
3,809	3.930%, 07/01/20 - 01/01/21	4,131
7,908	3.950%, 07/01/20 - 07/01/21	8,628
1,826	3.970%, 12/01/25	2,070
13,099	4.000%, 10/01/32 - 09/01/42	14,175
1,600	4.120%, 04/01/20	1,730
4,389	4.130%, 11/01/19 - 08/01/21	4,765
1,798	4.240%, 11/01/19	1,938
4,380	4.250%, 04/01/21	4,850
1,998	4.260%, 07/01/21	2,216
1,134	4.283%, 01/01/21	1,244
2,065	4.290%, 06/01/20	2,253
2,317	4.300%, 08/01/20 - 04/01/21	2,446
1,303	4.307%, 07/01/21	1,450
2,039	4.330%, 04/01/21	2,252
5,000	4.340%, 06/01/21	5,574
1,416	4.350%, 04/01/20	1,542
1,870	4.369%, 02/01/20	2,031
669	4.381%, 04/01/20	728
1,926	4.390%, 05/01/21	2,137
2,000	4.400%, 02/01/20	2,173
2,781	4.480%, 02/01/21	3,081
9,260	4.500%, 12/01/43 - 03/01/44	10,351
6,863	4.540%, 01/01/20 - 07/01/26	7,726
3,731	4.640%, 01/01/21	4,146
1,817	5.240%, 07/01/19	1,985
256	5.500%, 03/01/17 - 09/01/33	286
490	6.000%, 09/01/37 - 06/01/39	548
155	6.500%, 01/01/36 - 07/01/36	166
47	7.000%, 10/01/46	52
21	10.500%, 04/15/19	22
	Government National Mortgage Association II, 30 Year, Single Family,
1,894	4.250%, 03/20/45	2,055
200	4.500%, 08/20/33	217

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,735		6.000%, 09/20/38	1,981
43		7.500%, 02/20/28 - 09/20/28	53
66		8.000%, 12/20/25 - 09/20/28	77
25		8.500%, 05/20/25	28
		Government National Mortgage Association II, Other,
9,187		4.375%, 06/20/63	9,935
9,546		4.433%, 05/20/63	10,319
3,019		4.462%, 05/20/63	3,262
2,039		4.479%, 04/20/63	2,203
9		Government National Mortgage Association, 15 Year, Single Family, 6.500%, 06/15/17	9
		Government National Mortgage Association, 30 Year, Single Family,
226		6.500%, 03/15/28 - 04/15/33	260
141		7.000%, 02/15/33 - 06/15/33	169
32		7.500%, 11/15/22 - 09/15/28	36
7		8.000%, 09/15/22 - 08/15/28	7
—	(h)	9.000%, 12/15/16	—	(h)
193		9.500%, 10/15/24	209

		Total Mortgage Pass-Through Securities (Cost $644,032)	672,137

Municipal Bonds — 0.3% (t)
		California — 0.0% (g)
440		Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	614
350		State of California, Various Purpose, GO, 7.300%, 10/01/39	541

			1,155

		Illinois — 0.0% (g)
160		State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	156

		New York — 0.2%
360		New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	495
		Port Authority of New York & New Jersey, Consolidated,
1,825		Series 164, Rev., 5.647%, 11/01/40	2,457
440		Series 165, Rev., 5.647%, 11/01/40	592
2,060		Series 174, Rev., 4.458%, 10/01/62	2,434

			5,978

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — 0.1%
1,315	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	2,003
	Ohio State University, General Receipts,
200	Rev., 5.590%, 12/01/14[5]	244
325	Series A, 4.048%, 12/01/56	371
1,563	Series A, Rev., 4.800%, 06/01/11[4]	1,811

		4,429

	Total Municipal Bonds (Cost $9,342)	11,718

Preferred Security — 0.0% (g) (x)
	Financials — 0.0% (g)
	Insurance — 0.0% (g)
526	Dai-ichi Life Insurance Co. Ltd. (The), (Japan), VAR, 4.000%, 07/24/26 (e) (Cost $526)	536

Supranational — 0.1%
3,000	African Development Bank, 8.800%, 09/01/19 (Cost $3,490)	3,622

U.S. Government Agency Securities — 2.6%
1,525	Federal Home Loan Bank, 5.500%, 07/15/36	2,248
6,000	Federal National Mortgage Association, Zero Coupon, 06/01/17 (n)	5,971
	Financing Corp. STRIPS,
4,500	1.584%, 05/11/18 (n)	4,433
1,240	4.894%, 09/26/19 (n)	1,198
13,319	Government Trust Certificate, Series 1-Z, Zero Coupon, 10/01/19	12,533
	Residual Funding Corp. STRIPS,
2,000	1.199%, 01/15/21 (n)	1,881
12,300	1.651%, 10/15/19 (n)	11,865
30,450	2.215%, 07/15/20 (n)	28,874
12,930	2.887%, 10/15/20 (n)	12,246
	Tennessee Valley Authority,
304	4.625%, 09/15/60	390
4,196	5.250%, 09/15/39	5,915
1,115	5.880%, 04/01/36	1,649
	Tennessee Valley Authority STRIPS,
5,000	3.287%, 11/01/25 (n)	4,025
800	4.252%, 06/15/35 (n)	452
2,000	4.323%, 05/01/19 (n)	1,930

	Total U.S. Government Agency Securities (Cost $91,958)	95,610

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 21.8%
	U.S. Treasury Bonds,
3,350	2.875%, 05/15/43	3,807
700	4.250%, 05/15/39	977
19,295	4.375%, 11/15/39	27,400
8,880	4.375%, 05/15/40	12,632
11,785	4.500%, 08/15/39	17,005
850	5.250%, 02/15/29	1,189
300	6.125%, 08/15/29	454
900	6.250%, 05/15/30	1,399
4,690	7.500%, 11/15/16	4,758
864	8.125%, 05/15/21	1,138
7,000	8.750%, 08/15/20	9,081
	U.S. Treasury Coupon STRIPS,
8,000	1.568%, 11/15/19 (n)	7,735
23,265	1.891%, 05/15/21 (n)	21,941
2,000	2.128%, 02/15/18 (n)	1,978
14,000	2.181%, 11/15/23 (n)	12,532
12,570	2.182%, 08/15/23 (n)	11,314
2,200	2.265%, 02/15/24 (n)	1,961
18,545	2.304%, 05/15/22 (n)	17,147
17,095	2.375%, 02/15/21 (n)	16,180
14,400	2.558%, 11/15/22 (n)	13,174
1,000	2.610%, 02/15/25 (n)	873
1,670	2.615%, 02/15/20 (n)	1,610
15,768	2.635%, 02/15/22 (n)	14,657
1,500	2.694%, 05/15/25 (n)	1,302
11,100	2.722%, 08/15/21 (n)	10,411
15,400	2.801%, 05/15/23 (n)	13,925
4,800	2.813%, 08/15/22 (n)	4,418
14,395	2.852%, 08/15/32 (n)	10,403
33,050	2.908%, 05/15/32 (n)	24,076
9,575	3.012%, 02/15/32 (n)	7,032
19,577	3.108%, 05/15/19 (n)	19,079
38,935	3.126%, 08/15/20 (n)	37,263
5,000	3.172%, 05/15/31 (n)	3,741
38,462	3.176%, 02/15/23 (n)	34,988
9,980	3.219%, 11/15/21 (n)	9,320
1,592	3.225%, 08/15/26 (n)	1,346
800	3.241%, 05/15/35 (n)	534
6,650	3.253%, 11/15/29 (n)	5,171
54,504	3.396%, 05/15/20 (n)	52,320
6,015	3.406%, 05/15/28 (n)	4,847
10,650	3.483%, 11/15/31 (n)	7,857
9,500	3.528%, 02/15/34 (n)	6,573
6,600	3.532%, 05/15/34 (n)	4,530
1,650	3.583%, 08/15/34 (n)	1,125

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,500	3.601%, 02/15/33 (n)	3,925
470	3.685%, 05/15/18 (n)	464
7,885	3.730%, 11/15/27 (n)	6,442
2,400	3.733%, 08/15/29 (n)	1,878
9,700	3.752%, 08/15/31 (n)	7,229
10,140	3.824%, 11/15/32 (n)	7,279
16,500	4.010%, 05/15/33 (n)	11,701
8,000	4.032%, 02/15/31 (n)	6,039
22,360	4.079%, 08/15/19 (n)	21,713
6,400	4.366%, 05/15/30 (n)	4,914
600	4.607%, 02/15/26 (n)	512
12,800	4.621%, 08/15/30 (n)	9,750
600	4.641%, 08/15/24 (n)	530
4,750	4.828%, 11/15/33 (n)	3,319
9,925	4.910%, 11/15/30 (n)	7,513
8,300	5.085%, 02/15/27 (n)	6,924
6,675	5.092%, 08/15/27 (n)	5,497
8,860	5.095%, 02/15/28 (n)	7,185
100	5.101%, 08/15/35 (n)	66
1,200	5.250%, 02/15/35 (n)	807
23,600	5.346%, 02/15/30 (n)	18,234
1,700	5.404%, 11/15/24 (n)	1,495
3,050	5.460%, 08/15/33 (n)	2,147
1,500	5.989%, 05/15/26 (n)	1,271
2,500	6.043%, 11/15/28 (n)	1,995
2,550	6.083%, 05/15/27 (n)	2,112
200	6.123%, 05/15/24 (n)	178
11,839	7.161%, 11/15/17 (n)	11,734
5,857	7.830%, 11/15/16 (n)	5,853
	U.S. Treasury Inflation Indexed Bonds,
300	1.750%, 01/15/28	401
300	2.500%, 01/15/29	426
799	3.625%, 04/15/28	1,638
	U.S. Treasury Inflation Indexed Notes,
2,453	0.125%, 01/15/22	2,634
630	1.375%, 07/15/18	729
607	1.375%, 01/15/20	713
	U.S. Treasury Notes,
5,000	0.750%, 02/15/19	4,984
4,510	1.000%, 11/30/19	4,512
31,250	1.250%, 10/31/18	31,512
8,635	1.250%, 11/30/18	8,710
1,500	1.250%, 02/29/20	1,511
15,000	1.375%, 12/31/18	15,174
2,000	1.375%, 02/28/19	2,024
7,400	1.500%, 08/31/18	7,497

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
3,770	1.500%, 05/31/19	3,830
4,000	1.750%, 10/31/20	4,097
1,100	2.000%, 10/31/21	1,141
1,000	2.125%, 01/31/21	1,041
36,000	2.125%, 08/15/21	37,531
2,000	2.125%, 12/31/21	2,087
10,000	2.250%, 07/31/18	10,272
1,700	2.375%, 08/15/24	1,809
700	2.625%, 08/15/20	740
2,300	2.625%, 11/15/20	2,438
2,000	2.750%, 12/31/17	2,052
3,638	3.125%, 05/15/19	3,853
7,250	3.125%, 05/15/21	7,882
5,700	3.250%, 12/31/16	5,754
2,600	3.500%, 02/15/18	2,702
18,450	3.500%, 05/15/20	20,066
7,000	3.625%, 02/15/21	7,739

	Total U.S. Treasury Obligations (Cost $748,266)	817,408

Loan Assignment — 0.2%
	Consumer Discretionary — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
6,472	Lila Mexican Holdings LLC, Tranche B, VAR, 3.508%, 08/11/22 (Cost $6,275)	6,320

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.2%
	Investment Company — 0.2%
5,825	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $5,825)	5,825

	Total Investments — 99.5% (Cost $3,519,681)	3,729,221
	Other Assets in Excess of Liabilities — 0.5%	19,086

	NET ASSETS — 100.0%	$3,748,307

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.0%
		Consumer Discretionary — 12.0%
		Auto Components — 0.3%
3		BorgWarner, Inc.	114
4		Delphi Automotive plc, (United Kingdom)	293
4		Goodyear Tire & Rubber Co. (The)	119
10		Johnson Controls, Inc.	438

			964

		Automobiles — 0.5%
59		Ford Motor Co.	747
21		General Motors Co.	680
3		Harley-Davidson, Inc.	145

			1,572

		Distributors — 0.1%
2		Genuine Parts Co.	234
5		LKQ Corp. (a)	168

			402

		Diversified Consumer Services — 0.0% (g)
3		H&R Block, Inc.	74

		Hotels, Restaurants & Leisure — 1.7%
7		Carnival Corp.	319
—	(h)	Chipotle Mexican Grill, Inc. (a)	184
2		Darden Restaurants, Inc.	107
3		Marriott International, Inc., Class A	207
13		McDonald’s Corp.	1,543
3		Royal Caribbean Cruises Ltd.	181
22		Starbucks Corp.	1,252
3		Starwood Hotels & Resorts Worldwide, Inc.	198
2		Wyndham Worldwide Corp.	120
1		Wynn Resorts Ltd.	111
6		Yum! Brands, Inc.	562

			4,784

		Household Durables — 0.5%
5		D.R. Horton, Inc.	161
2		Garmin Ltd., (Switzerland)	88
1		Harman International Industries, Inc.	91
2		Leggett & Platt, Inc.	107
3		Lennar Corp., Class A	132
1		Mohawk Industries, Inc. (a)	206
7		Newell Brands, Inc.	389
5		PulteGroup, Inc.	102
1		Whirlpool Corp.	206

			1,482

SHARES		SECURITY DESCRIPTION	VALUE($)

		Internet & Direct Marketing Retail — 2.2%
6		Amazon.com, Inc. (a)	4,523
2		Expedia, Inc.	195
7		Netflix, Inc. (a)	634
1		Priceline Group, Inc. (The) (a)	1,068
2		TripAdvisor, Inc. (a)	106

			6,526

		Leisure Products — 0.1%
2		Hasbro, Inc.	140
5		Mattel, Inc.	171

			311

		Media — 2.6%
6		CBS Corp. (Non-Voting), Class B	322
37		Comcast Corp., Class A	2,398
2		Discovery Communications, Inc., Class A (a)	58
4		Discovery Communications, Inc., Class C (a)	90
6		Interpublic Group of Cos., Inc. (The)	142
6		News Corp., Class A	81
2		News Corp., Class B	24
4		Omnicom Group, Inc.	311
1		Scripps Networks Interactive, Inc., Class A	92
3		TEGNA, Inc.	67
12		Time Warner, Inc.	937
17		Twenty-First Century Fox, Inc., Class A	409
7		Twenty-First Century Fox, Inc., Class B	163
5		Viacom, Inc., Class B	213
23		Walt Disney Co. (The)	2,143

			7,450

		Multiline Retail — 0.6%
4		Dollar General Corp.	317
4		Dollar Tree, Inc. (a)	296
3		Kohl’s Corp.	124
5		Macy’s, Inc.	169
2		Nordstrom, Inc.	98
9		Target Corp.	629

			1,633

		Specialty Retail — 2.6%
1		Advance Auto Parts, Inc.	176
1		AutoNation, Inc. (a)	51
—	(h)	AutoZone, Inc. (a)	337
2		Bed Bath & Beyond, Inc.	109
4		Best Buy Co., Inc.	165
3		CarMax, Inc. (a)	174
2		Foot Locker, Inc.	136

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
3	Gap, Inc. (The)	86
19	Home Depot, Inc. (The)	2,536
4	L Brands, Inc.	293
13	Lowe’s Cos., Inc.	1,031
1	O’Reilly Automotive, Inc. (a)	410
6	Ross Stores, Inc.	380
1	Signet Jewelers Ltd.	97
10	Staples, Inc.	84
2	Tiffany & Co.	119
10	TJX Cos., Inc. (The)	778
2	Tractor Supply Co.	170
1	Ulta Salon Cosmetics & Fragrance, Inc. (a)	235
1	Urban Outfitters, Inc. (a)	47

		7,414

	Textiles, Apparel & Luxury Goods — 0.8%
4	Coach, Inc.	161
6	Hanesbrands, Inc.	152
3	Michael Kors Holdings Ltd., (United Kingdom) (a)	131
20	NIKE, Inc., Class B	1,167
1	PVH Corp.	133
1	Ralph Lauren Corp.	90
3	Under Armour, Inc., Class A (a)	110
3	Under Armour, Inc., Class C (a)	100
5	VF Corp.	315

		2,359

	Total Consumer Discretionary	34,971

	Consumer Staples — 9.8%
	Beverages — 2.2%
3	Brown-Forman Corp., Class B	148
59	Coca-Cola Co. (The)	2,570
3	Constellation Brands, Inc., Class A	440
3	Dr. Pepper Snapple Group, Inc.	265
3	Molson Coors Brewing Co., Class B	287
2	Monster Beverage Corp. (a)	329
22	PepsiCo, Inc.	2,344

		6,383

	Food & Staples Retailing — 2.2%
7	Costco Wholesale Corp.	1,080
16	CVS Health Corp.	1,525
14	Kroger Co. (The)	464
8	Sysco Corp.	413
13	Walgreens Boots Alliance, Inc.	1,060
23	Wal-Mart Stores, Inc.	1,658

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — continued
5	Whole Foods Market, Inc.	148

		6,348

	Food Products — 1.7%
9	Archer-Daniels-Midland Co.	391
3	Campbell Soup Co.	166
7	ConAgra Foods, Inc.	309
9	General Mills, Inc.	640
2	Hershey Co. (The)	213
4	Hormel Foods Corp.	157
2	JM Smucker Co. (The)	258
4	Kellogg Co.	315
9	Kraft Heinz Co. (The)	811
2	McCormick & Co., Inc. (Non-Voting)	179
3	Mead Johnson Nutrition Co.	241
24	Mondelez International, Inc., Class A	1,062
5	Tyson Foods, Inc., Class A	345

		5,087

	Household Products — 1.9%
2	Church & Dwight Co., Inc.	194
2	Clorox Co. (The)	257
14	Colgate-Palmolive Co.	1,009
5	Kimberly-Clark Corp.	701
40	Procter & Gamble Co. (The)	3,533

		5,694

	Personal Products — 0.1%
3	Estee Lauder Cos., Inc. (The), Class A	302

	Tobacco — 1.7%
30	Altria Group, Inc.	1,965
24	Philip Morris International, Inc.	2,356
13	Reynolds American, Inc.	624

		4,945

	Total Consumer Staples	28,759

	Energy — 6.9%
	Energy Equipment & Services — 1.0%
7	Baker Hughes, Inc.	327
1	Diamond Offshore Drilling, Inc.	18
3	FMC Technologies, Inc. (a)	97
13	Halliburton Co.	562
2	Helmerich & Payne, Inc.	99
6	National Oilwell Varco, Inc.	192
21	Schlumberger Ltd.	1,669
5	Transocean Ltd., (Switzerland) (a)	51

		3,015

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — 5.9%
8	Anadarko Petroleum Corp.	415
6	Apache Corp.	286
7	Cabot Oil & Gas Corp.	174
9	Chesapeake Energy Corp. (a)	56
29	Chevron Corp.	2,881
1	Cimarex Energy Co.	190
2	Concho Resources, Inc. (a)	274
19	ConocoPhillips	773
8	Devon Energy Corp.	345
8	EOG Resources, Inc.	740
3	EQT Corp.	188
63	Exxon Mobil Corp.	5,492
4	Hess Corp.	218
28	Kinder Morgan, Inc.	608
13	Marathon Oil Corp.	194
8	Marathon Petroleum Corp.	342
2	Murphy Oil Corp.	66
3	Newfield Exploration Co. (a)	130
7	Noble Energy, Inc.	225
12	Occidental Petroleum Corp.	892
3	ONEOK, Inc.	150
7	Phillips 66	558
2	Pioneer Natural Resources Co.	445
3	Range Resources Corp.	99
7	Southwestern Energy Co. (a)	100
10	Spectra Energy Corp.	370
2	Tesoro Corp.	138
7	Valero Energy Corp.	395
10	Williams Cos., Inc. (The)	290

		17,034

	Total Energy	20,049

	Financials — 13.0%
	Banks — 5.5%
156	Bank of America Corp.	2,520
12	BB&T Corp.	480
45	Citigroup, Inc.	2,130
8	Citizens Financial Group, Inc.	198
3	Comerica, Inc.	126
12	Fifth Third Bancorp	235
16	Huntington Bancshares, Inc.	165
56	JPMorgan Chase & Co. (q)	3,752
16	KeyCorp	207
2	M&T Bank Corp.	285
5	People’s United Financial, Inc.	77
8	PNC Financial Services Group, Inc. (The)	684

SHARES	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
19	Regions Financial Corp.	192
8	SunTrust Banks, Inc.	336
25	U.S. Bancorp	1,089
70	Wells Fargo & Co.	3,567
3	Zions Bancorp	95

		16,138

	Capital Markets — 2.6%
1	Affiliated Managers Group, Inc. (a)	116
3	Ameriprise Financial, Inc.	255
16	Bank of New York Mellon Corp. (The)	682
2	BlackRock, Inc.	713
18	Charles Schwab Corp. (The)	575
5	CME Group, Inc.	558
4	E*TRADE Financial Corp. (a)	112
6	Franklin Resources, Inc.	204
6	Goldman Sachs Group, Inc. (The)	995
2	Intercontinental Exchange, Inc.	511
6	Invesco Ltd.	198
2	Legg Mason, Inc.	55
3	Moody’s Corp.	279
23	Morgan Stanley	736
2	Nasdaq, Inc.	125
3	Northern Trust Corp.	230
4	S&P Global, Inc.	497
6	State Street Corp.	423
4	T. Rowe Price Group, Inc.	262

		7,526

	Consumer Finance — 0.8%
12	American Express Co.	806
8	Capital One Financial Corp.	557
6	Discover Financial Services	376
5	Navient Corp.	72
13	Synchrony Financial	353

		2,164

	Diversified Financial Services — 1.5%
28	Berkshire Hathaway, Inc., Class B (a)	4,287
5	Leucadia National Corp.	97

		4,384

	Insurance — 2.6%
6	Aflac, Inc.	467
6	Allstate Corp. (The)	392
17	American International Group, Inc.	1,018
4	Aon plc, (United Kingdom)	448
3	Arthur J. Gallagher & Co.	133

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
1	Assurant, Inc.	84
7	Chubb Ltd., (Switzerland)	896
2	Cincinnati Financial Corp.	173
6	Hartford Financial Services Group, Inc. (The)	246
4	Lincoln National Corp.	175
4	Loews Corp.	170
8	Marsh & McLennan Cos., Inc.	536
17	MetLife, Inc.	725
4	Principal Financial Group, Inc.	201
9	Progressive Corp. (The)	289
7	Prudential Financial, Inc.	533
2	Torchmark Corp.	110
4	Travelers Cos., Inc. (The)	528
4	Unum Group	129
2	Willis Towers Watson plc, (United Kingdom)	261
4	XL Group Ltd., (Bermuda) (a)	148

		7,662

	Total Financials	37,874

	Health Care — 14.3%
	Biotechnology — 2.4%
3	Alexion Pharmaceuticals, Inc. (a)	428
11	Amgen, Inc.	1,942
3	Biogen, Inc. (a)	1,018
12	Celgene Corp. (a)	1,257
20	Gilead Sciences, Inc.	1,587
1	Regeneron Pharmaceuticals, Inc. (a)	466
4	Vertex Pharmaceuticals, Inc. (a)	355

		7,053

	Health Care Equipment & Supplies — 2.7%
22	Abbott Laboratories	938
8	Baxter International, Inc.	392
3	Becton, Dickinson and Co.	572
21	Boston Scientific Corp. (a)	491
1	C.R. Bard, Inc.	246
9	Danaher Corp.	741
4	Dentsply Sirona, Inc.	219
3	Edwards Lifesciences Corp. (a)	371
4	Hologic, Inc. (a)	142
1	Intuitive Surgical, Inc. (a)	397
21	Medtronic plc, (Ireland)	1,860
4	St. Jude Medical, Inc.	337
5	Stryker Corp.	552
1	Varian Medical Systems, Inc. (a)	139
3	Zimmer Biomet Holdings, Inc.	393

		7,790

SHARES	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — 2.5%
5	Aetna, Inc.	624
3	AmerisourceBergen Corp.	243
4	Anthem, Inc.	500
5	Cardinal Health, Inc.	395
3	Centene Corp. (a)	177
4	Cigna Corp.	500
2	DaVita, Inc. (a)	160
10	Express Scripts Holding Co. (a)	699
5	HCA Holdings, Inc. (a)	346
1	Henry Schein, Inc. (a)	204
2	Humana, Inc.	405
2	Laboratory Corp. of America Holdings (a)	213
3	McKesson Corp.	631
1	Patterson Cos., Inc.	58
2	Quest Diagnostics, Inc.	178
14	UnitedHealth Group, Inc.	1,966
1	Universal Health Services, Inc., Class B	165

		7,464

	Health Care Technology — 0.1%
5	Cerner Corp. (a)	295

	Life Sciences Tools & Services — 0.6%
5	Agilent Technologies, Inc.	234
2	Illumina, Inc. (a)	377
2	PerkinElmer, Inc.	88
6	Thermo Fisher Scientific, Inc.	910
1	Waters Corp. (a)	194

		1,803

	Pharmaceuticals — 6.0%
25	AbbVie, Inc.	1,576
6	Allergan plc (a)	1,410
25	Bristol-Myers Squibb Co.	1,456
15	Eli Lilly & Co.	1,148
3	Endo International plc, (Ireland) (a)	64
42	Johnson & Johnson	4,990
2	Mallinckrodt plc (a)	124
42	Merck & Co., Inc.	2,642
7	Mylan N.V. (a)	290
2	Perrigo Co. plc, (Ireland)	198
92	Pfizer, Inc.	3,208
7	Zoetis, Inc.	355

		17,461

	Total Health Care	41,866

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Industrials — 9.7%
	Aerospace & Defense — 2.1%
9	Boeing Co. (The)	1,178
4	General Dynamics Corp.	665
1	L-3 Communications Holdings, Inc.	174
4	Lockheed Martin Corp.	967
3	Northrop Grumman Corp.	582
5	Raytheon Co.	632
2	Rockwell Collins, Inc.	166
4	Textron, Inc.	167
1	TransDigm Group, Inc. (a)	230
12	United Technologies Corp.	1,259

		6,020

	Air Freight & Logistics — 0.7%
2	C.H. Robinson Worldwide, Inc.	151
3	Expeditors International of Washington, Inc.	140
4	FedEx Corp.	626
10	United Parcel Service, Inc., Class B	1,146

		2,063

	Airlines — 0.5%
2	Alaska Air Group, Inc.	126
8	American Airlines Group, Inc.	293
12	Delta Air Lines, Inc.	431
10	Southwest Airlines Co.	358
5	United Continental Holdings, Inc. (a)	257

		1,465

	Building Products — 0.1%
1	Allegion plc, (Ireland)	104
2	Fortune Brands Home & Security, Inc.	148
5	Masco Corp.	179

		431

	Commercial Services & Supplies — 0.4%
1	Cintas Corp.	155
3	Pitney Bowes, Inc.	54
4	Republic Services, Inc.	182
1	Stericycle, Inc. (a)	111
6	Tyco International plc	282
6	Waste Management, Inc.	402

		1,186

	Construction & Engineering — 0.1%
2	Fluor Corp.	110
2	Jacobs Engineering Group, Inc. (a)	98
2	Quanta Services, Inc. (a)	59

		267

SHARES	SECURITY DESCRIPTION	VALUE($)

	Electrical Equipment — 0.5%
1	Acuity Brands, Inc.	183
4	AMETEK, Inc.	173
7	Eaton Corp. plc	463
10	Emerson Electric Co.	515
2	Rockwell Automation, Inc.	230

		1,564

	Industrial Conglomerates — 2.6%
9	3M Co.	1,652
140	General Electric Co.	4,367
12	Honeywell International, Inc.	1,352
2	Roper Technologies, Inc.	273

		7,644

	Machinery — 1.4%
9	Caterpillar, Inc.	727
2	Cummins, Inc.	302
5	Deere & Co.	384
2	Dover Corp.	171
2	Flowserve Corp.	96
5	Fortive Corp.	240
5	Illinois Tool Works, Inc.	584
4	Ingersoll-Rand plc	266
5	PACCAR, Inc.	319
2	Parker-Hannifin Corp.	251
3	Pentair plc, (United Kingdom)	176
1	Snap-on, Inc.	136
2	Stanley Black & Decker, Inc.	282
3	Xylem, Inc.	138

		4,072

	Professional Services — 0.3%
1	Dun & Bradstreet Corp. (The)	76
2	Equifax, Inc.	239
5	Nielsen Holdings plc	292
2	Robert Half International, Inc.	76
2	Verisk Analytics, Inc. (a)	195

		878

	Road & Rail — 0.8%
15	CSX Corp.	411
1	J.B. Hunt Transport Services, Inc.	107
2	Kansas City Southern	159
4	Norfolk Southern Corp.	422
1	Ryder System, Inc.	54
13	Union Pacific Corp.	1,221

		2,374

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Trading Companies & Distributors — 0.2%
4	Fastenal Co.	189
1	United Rentals, Inc. (a)	111
1	W.W. Grainger, Inc.	198

		498

	Total Industrials	28,462

	Information Technology — 20.6%
	Communications Equipment — 1.0%
76	Cisco Systems, Inc.	2,404
1	F5 Networks, Inc. (a)	125
2	Harris Corp.	176
5	Juniper Networks, Inc.	124
2	Motorola Solutions, Inc.	186

		3,015

	Electronic Equipment, Instruments & Components — 0.4%
5	Amphenol Corp., Class A	292
16	Corning, Inc.	371
2	FLIR Systems, Inc.	64
5	TE Connectivity Ltd., (Switzerland)	346

		1,073

	Internet Software & Services — 4.4%
3	Akamai Technologies, Inc. (a)	146
4	Alphabet, Inc., Class A (a)	3,526
4	Alphabet, Inc., Class C (a)	3,444
16	eBay, Inc. (a)	517
35	Facebook, Inc., Class A (a)	4,432
1	VeriSign, Inc. (a)	108
13	Yahoo!, Inc. (a)	568

		12,741

	IT Services — 3.6%
9	Accenture plc, (Ireland), Class A	1,090
1	Alliance Data Systems Corp. (a)	183
7	Automatic Data Processing, Inc.	622
9	Cognizant Technology Solutions Corp., Class A (a)	529
2	CSRA, Inc.	53
4	Fidelity National Information Services, Inc.	335
3	Fiserv, Inc. (a)	348
2	Global Payments, Inc.	178
13	International Business Machines Corp.	2,133
15	MasterCard, Inc., Class A	1,426
5	Paychex, Inc.	296
17	PayPal Holdings, Inc. (a)	623
2	Teradata Corp. (a)	63
3	Total System Services, Inc.	126

SHARES	SECURITY DESCRIPTION	VALUE($)

	IT Services — continued
29	Visa, Inc., Class A	2,342
7	Western Union Co. (The)	161
14	Xerox Corp.	142

		10,650

	Semiconductors & Semiconductor Equipment — 3.1%
5	Analog Devices, Inc.	292
17	Applied Materials, Inc.	494
6	Broadcom Ltd., (Singapore)	995
1	First Solar, Inc. (a)	44
72	Intel Corp.	2,576
2	KLA-Tencor Corp.	164
2	Lam Research Corp.	226
4	Linear Technology Corp.	212
3	Microchip Technology, Inc.	202
16	Micron Technology, Inc. (a)	260
8	NVIDIA Corp.	473
2	Qorvo, Inc. (a)	111
22	QUALCOMM, Inc.	1,408
3	Skyworks Solutions, Inc.	217
15	Texas Instruments, Inc.	1,062
4	Xilinx, Inc.	209

		8,945

	Software — 4.3%
8	Activision Blizzard, Inc.	320
8	Adobe Systems, Inc. (a)	778
3	Autodesk, Inc. (a)	230
4	CA, Inc.	153
2	Citrix Systems, Inc. (a)	206
5	Electronic Arts, Inc. (a)	372
4	Intuit, Inc.	433
119	Microsoft Corp.	6,865
47	Oracle Corp.	1,950
3	Red Hat, Inc. (a)	201
10	salesforce.com, Inc. (a)	769
9	Symantec Corp.	225

		12,502

	Technology Hardware, Storage & Peripherals — 3.8%
83	Apple, Inc.	8,834
30	EMC Corp.	861
25	Hewlett Packard Enterprise Co.	542
26	HP, Inc.	373
4	NetApp, Inc.	152
5	Seagate Technology plc	153

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Technology Hardware, Storage & Peripherals — continued
4	Western Digital Corp.	200

		11,115

	Total Information Technology	60,041

	Materials — 2.9%
	Chemicals — 2.1%
3	Air Products & Chemicals, Inc.	460
2	Albemarle Corp.	137
4	CF Industries Holdings, Inc.	92
17	Dow Chemical Co. (The)	916
13	E.I. du Pont de Nemours & Co.	924
2	Eastman Chemical Co.	154
4	Ecolab, Inc.	494
2	FMC Corp.	95
1	International Flavors & Fragrances, Inc.	168
5	LyondellBasell Industries N.V., Class A	409
7	Monsanto Co.	707
5	Mosaic Co. (The)	160
4	PPG Industries, Inc.	428
4	Praxair, Inc.	529
1	Sherwin-Williams Co. (The)	339

		6,012

	Construction Materials — 0.2%
1	Martin Marietta Materials, Inc.	177
2	Vulcan Materials Co.	230

		407

	Containers & Packaging — 0.3%
1	Avery Dennison Corp.	105
3	Ball Corp.	210
6	International Paper Co.	303
2	Owens-Illinois, Inc. (a)	44
3	Sealed Air Corp.	141
4	WestRock Co.	184

		987

	Metals & Mining — 0.3%
20	Alcoa, Inc.	202
20	Freeport-McMoRan, Inc.	208
8	Newmont Mining Corp.	308
5	Nucor Corp.	234

		952

	Total Materials	8,358

SHARES	SECURITY DESCRIPTION	VALUE($)

	Real Estate — 3.0%
	Equity Real Estate Investment Trusts (REITs) — 3.0%
6	American Tower Corp.	732
2	Apartment Investment & Management Co., Class A	108
2	AvalonBay Communities, Inc.	365
2	Boston Properties, Inc.	327
5	Crown Castle International Corp.	485
2	Digital Realty Trust, Inc.	221
1	Equinix, Inc.	389
6	Equity Residential	360
1	Essex Property Trust, Inc.	226
2	Extra Space Storage, Inc.	153
1	Federal Realty Investment Trust	171
9	General Growth Properties, Inc.	258
7	HCP, Inc.	279
11	Host Hotels & Resorts, Inc.	202
4	Iron Mountain, Inc.	140
6	Kimco Realty Corp.	192
2	Macerich Co. (The)	157
8	Prologis, Inc.	424
2	Public Storage	502
4	Realty Income Corp.	257
5	Simon Property Group, Inc.	1,013
2	SL Green Realty Corp.	179
4	UDR, Inc.	147
5	Ventas, Inc.	374
3	Vornado Realty Trust	279
5	Welltower, Inc.	417
11	Weyerhaeuser Co.	362

		8,719

	Real Estate Management & Development — 0.0% (g)
4	CBRE Group, Inc., Class A (a)	133

	Total Real Estate	8,852

	Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 2.6%
94	AT&T, Inc.	3,825
8	CenturyLink, Inc.	231
18	Frontier Communications Corp.	82
4	Level 3 Communications, Inc. (a)	219
62	Verizon Communications, Inc.	3,242

	Total Telecommunication Services	7,599

	Utilities — 3.2%
	Electric Utilities — 2.0%
3	Alliant Energy Corp.	131
7	American Electric Power Co., Inc.	482

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electric Utilities — continued
10	Duke Energy Corp.	834
5	Edison International	360
3	Entergy Corp.	213
5	Eversource Energy	260
14	Exelon Corp.	477
6	FirstEnergy Corp.	211
7	NextEra Energy, Inc.	848
8	PG&E Corp.	467
2	Pinnacle West Capital Corp.	127
10	PPL Corp.	358
14	Southern Co. (The)	732
8	Xcel Energy, Inc.	319

		5,819

	Independent Power & Renewable Electricity Producers — 0.1%
10	AES Corp.	121
5	NRG Energy, Inc.	58

		179

	Multi-Utilities — 1.0%
4	Ameren Corp.	182
7	CenterPoint Energy, Inc.	147
4	CMS Energy Corp.	178
5	Consolidated Edison, Inc.	348
9	Dominion Resources, Inc.	695
3	DTE Energy Co.	253
5	NiSource, Inc.	117
8	Public Service Enterprise Group, Inc.	329
2	SCANA Corp.	154
4	Sempra Energy	377
5	WEC Energy Group, Inc.	287

		3,067

	Water Utilities — 0.1%
3	American Water Works Co., Inc.	200

	Total Utilities	9,265

	Total Common Stocks (Cost $128,929)	286,096

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 0.1%
	U.S. Equity — 0.1%
2	SPDR S&P 500 ETF Trust (Cost $272)	326

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
5	Safeway, Inc., Casa Ley CVR, expiring 01/30/18 (a)	—	(h)

5	Safeway, Inc., PDC CVR, expiring 01/30/17 (a)	—	(h)

	Total Rights (Cost $–)	—	(h)

PRINCIPAL AMOUNT($)
Short-Term Investments — 1.7%
	U.S. Treasury Obligation — 0.1%
240	U.S. Treasury Bill, 0.254%, 11/03/16 (k) (n)	240

SHARES
	Investment Company — 1.6%
4,537	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.310% (b) (l)	4,537

	Total Short-Term Investments (Cost $4,777)	4,777

	Total Investments — 99.8% (Cost $133,978)	291,199
	Other Assets in Excess of Liabilities — 0.2%	646

	NET ASSETS — 100.0%	$291,845

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT AUGUST 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
44	E-mini S&P 500	09/16/16	USD	$4,773	$43

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 14.0%
68	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.288%, 12/27/22 (e)	68
	Ally Auto Receivables Trust,
31	Series 2013-2, Class A3, 0.790%, 01/15/18	31
120	Series 2013-2, Class A4, 1.240%, 11/15/18	120
123	Series 2014-SN2, Class A3, 1.030%, 09/20/17	123
60	Series 2015-SN1, Class A2A, 0.930%, 06/20/17	60
305	Series 2015-SN1, Class A3, 1.210%, 12/20/17	305
170	Series 2016-1, Class A3, 1.470%, 04/15/20	171
500	Series 2016-2, Class A3, 1.350%, 05/15/20	500
	American Credit Acceptance Receivables Trust,
39	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	39
106	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	106
245	Series 2015-2, Class C, 4.320%, 05/12/21 (e)	245
976	American Homes 4 Rent Trust, Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	1,041
	AmeriCredit Automobile Receivables Trust,
18	Series 2013-5, Class A3, 0.900%, 09/10/18	18
58	Series 2015-2, Class A2A, 0.830%, 09/10/18	58
650	Series 2015-2, Class A3, 1.270%, 01/08/20	649
150	Series 2015-4, Class A3, 1.700%, 07/08/20	150
750	Anchor Assets IX LLC, Series 2016-1, Class A, 5.125%, 02/15/20 (e)	750
346	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	338
136	AXIS Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	135
	B2R Mortgage Trust,
124	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	124
248	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	254
250	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	251
239	BCC Funding Corp. X, Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	238
25	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.894%, 04/25/36	24
	BMW Vehicle Owner Trust,
15	Series 2013-A, Class A3, 0.670%, 11/27/17	15

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

106	Series 2014-A, Class A3, 0.970%, 11/26/18	106
100	Cabela’s Credit Card Master Note Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	100
152	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	152
	CarFinance Capital Auto Trust,
50	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	50
125	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	125
103	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	103
93	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	93
122	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.528%, 10/15/21 (e)	100
	CarMax Auto Owner Trust,
41	Series 2013-4, Class A3, 0.800%, 07/16/18	41
137	Series 2013-4, Class A4, 1.280%, 05/15/19	137
195	Series 2014-2, Class A3, 0.980%, 01/15/19	195
413	Series 2015-2, Class A2A, 0.820%, 06/15/18	412
105	Series 2016-1, Class A3, 1.610%, 11/16/20	106
150	Carnow Auto Receivables Trust, Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	150
18	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 5.180%, 06/25/32	18
	Citi Held For Asset Issuance,
121	Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	120
522	Series 2016-MF1, Class A, 4.480%, 08/15/22 (e)	527
400	Series 2016-MF1, Class B, 6.640%, 08/15/22 (e)	397
287	Series 2016-PM1, Class A, 4.650%, 04/15/25 (e)	291
588	Colony American Homes, Series 2014-2A, Class A, VAR, 1.472%, 07/17/31 (e)	583
300	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	300
49	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	49
	CPS Auto Receivables Trust,
46	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	46

SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
48	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	48
68	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	67
94	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	94
130	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	130
118	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	118
549	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	548
425	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	409
310	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	306
253	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	254
	Credit Acceptance Auto Loan Trust,
140	Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	140
363	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	364
250	Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	250
400	Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.450%, 03/15/21	401
	Drive Auto Receivables Trust,
177	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	181
387	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	387
320	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	323
220	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	228
	DT Auto Owner Trust,
67	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	67
301	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	300
267	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	268
	Exeter Automobile Receivables Trust,
194	Series 2014-1A, Class B, 2.420%, 01/15/19 (e)	194
5	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	5
86	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	86

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

56	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	56
93	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	93
500	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	499
205	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	204
167	Series 2016-1A, Class A, 2.350%, 07/15/20 (e)	167
310	Series 2016-1A, Class C, 5.520%, 10/15/21 (e)	312
370	Series 2016-2A, Class B, 3.640%, 02/15/22 (e)	369
	Fifth Third Auto Trust,
57	Series 2014-3, Class A3, 0.960%, 03/15/19	57
318	Series 2015-1, Class A3, 1.420%, 03/16/20	319
	First Investors Auto Owner Trust,
8	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	7
138	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	138
66	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	66
148	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	148
100	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	98
	FirstKey Lending Trust,
292	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	291
144	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	144
	Flagship Credit Auto Trust,
25	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	25
119	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	118
89	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	89
44	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	44
157	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	156
534	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	537
114	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	117

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
113	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	116
400	Series 2016-1, Class C, 6.220%, 06/15/22 (e)	425
	Ford Credit Auto Lease Trust,
11	Series 2014-B, Class A3, 0.890%, 09/15/17	11
33	Series 2014-B, Class A4, 1.100%, 11/15/17	33
	Ford Credit Auto Owner Trust,
26	Series 2015-A, Class A2A, 0.810%, 01/15/18	25
471	Series 2015-A, Class A3, 1.280%, 09/15/19	472
235	Series 2015-B, Class A2A, 0.720%, 03/15/18	235
554	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	551
44	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	37
	GLS Auto Receivables Trust,
224	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	224
607	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	610
	GM Financial Automobile Leasing Trust,
534	Series 2015-1, Class A2, 1.100%, 12/20/17	534
428	Series 2015-1, Class A3, 1.530%, 09/20/18	430
134	Series 2015-1, Class A4, 1.730%, 06/20/19	134
99	Series 2016-2, Class A3, 1.620%, 09/20/19	99
113	GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	113
	GO Financial Auto Securitization Trust,
85	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	85
249	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	248
210	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	211
267	Series 2015-2, Class B, 4.800%, 08/17/20 (e)	271
119	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	120
531	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class DT1, 4.669%, 10/15/48 (e)	534
	Honda Auto Receivables Owner Trust,
48	Series 2013-4, Class A3, 0.690%, 09/18/17	48
140	Series 2013-4, Class A4, 1.040%, 02/18/20	140
88	Series 2014-2, Class A3, 0.770%, 03/19/18	87
8	Series 2015-1, Class A2, 0.700%, 06/15/17	8
207	Series 2016-1, Class A3, 1.220%, 12/18/19	207

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

17	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.712%, 11/20/36	17
	Hyundai Auto Receivables Trust,
147	Series 2014-B, Class A3, 0.900%, 12/17/18	147
94	Series 2015-B, Class A2A, 0.690%, 04/16/18	94
233	Series 2015-B, Class A3, 1.120%, 11/15/19	233
586	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.507%, 06/17/31 (e)	583
342	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	339
811	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 07/15/19 (e)	791
	MarketPlace Loan Trust,
39	Series 2015-OD3, Class A, 3.250%, 09/17/17 (e)	38
95	Series 2015-OD4, Class A, 3.250%, 12/18/17 (e)	95
222	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	222
	Nationstar HECM Loan Trust,
171	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	171
296	Series 2015-2A, Class M1, 4.115%, 11/25/25 (e)	296
280	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	280
105	Nissan Auto Receivables Owner Trust, Series 2014-B, Class A3, 1.110%, 05/15/19	105
	NRPL Trust,
292	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	291
568	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	555
200	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	189
	NRZ Advance Receivables Trust Advance Receivables Backed Notes,
201	Series 2015-T2, Class DT2, 4.679%, 08/17/48 (e)	200
900	Series 2015-T4, Class AT4, 3.196%, 11/15/47 (e)	898
300	Series 2015-T4, Class DT4, 4.671%, 11/15/47 (e)	300
358	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	355
	Ocwen Master Advance Receivables Trust,
661	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	661

SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
295	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	295
	OneMain Financial Issuance Trust,
813	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	815
403	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	407
875	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	876
233	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	228
484	Oportun Funding II LLC, Series 2016-A, Class A, 4.700%, 03/08/21 (e)	484
476	Oportun Funding III LLC, Series 2016-B, Class A, 3.690%, 07/08/21 (e)	475
411	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	411
500	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/08/20 (e)	500
321	Progreso Receivables Funding IV LLC, Series 2015-B, Class A, 3.000%, 07/28/20 (e)	320
	Progress Residential Trust,
864	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	875
351	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	355
787	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	808
200	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	209
850	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	852
36	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.824%, 03/25/36	35
203	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	201
	Santander Drive Auto Receivables Trust,
103	Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	103
8	Series 2015-S2, Class R1, 1.840%, 11/18/19 (e)	8
75	Series 2015-S7, Class R1, 1.970%, 03/16/21 (e)	74
36	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.392%, 01/25/36	27

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

41	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	40
72	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	72
	SpringCastle America Funding LLC,
503	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	503
175	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	175
	Springleaf Funding Trust,
481	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	482
461	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	465
	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes,
258	Series 2015-T2, Class DT2, 4.230%, 01/15/47 (e)	258
285	Series 2015-T3, Class DT3, 4.430%, 07/15/47 (e)	285
227	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	226
	Toyota Auto Receivables Owner Trust,
94	Series 2014-C, Class A3, 0.930%, 07/16/18	94
375	Series 2016-A, Class A3, 1.250%, 03/16/20	375
266	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.458%, 10/15/18 (e)	262
127	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.757%, 05/17/32 (e)	126
61	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	61
72	Volkswagen Auto Lease Trust, Series 2015-A, Class A2A, 0.870%, 06/20/17	72
83	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	83
274	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	276
94	VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	95
742	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	741
	VOLT XXVI LLC,
272	Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	272
115	Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	111

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
312		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	312
225		VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	227
266		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	266
		Westlake Automobile Receivables Trust,
200		Series 2015-3A, Class D, 4.400%, 05/17/21 (e)	201
420		Series 2016-1A, Class A2A, 1.820%, 01/15/19 (e)	420
		World Omni Auto Receivables Trust,
98		Series 2013-B, Class A3, 0.830%, 08/15/18	98
127		Series 2013-B, Class A4, 1.320%, 01/15/20	127
35		Series 2015-A, Class A2A, 0.790%, 07/16/18	35
77		Series 2015-A, Class A3, 1.340%, 05/15/20	77

		Total Asset-Backed Securities (Cost $47,202)	47,299

Collateralized Mortgage Obligations — 22.5%
		Agency CMO — 20.0%
30		Federal Home Loan Mortgage Corp. — Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	33
		Federal Home Loan Mortgage Corp. REMIC,
—	(h)	Series 46, Class B, 7.800%, 09/15/20	—	(h)
—	(h)	Series 47, Class F, 10.000%, 06/15/20	—	(h)
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
1		Series 99, Class Z, 9.500%, 01/15/21	1
5		Series 114, Class H, 6.950%, 01/15/21	5
—	(h)	Series 1079, Class S, HB, IF, 32.274%, 05/15/21	—	(h)
—	(h)	Series 1084, Class F, VAR, 1.458%, 05/15/21	—	(h)
—	(h)	Series 1084, Class S, HB, IF, 42.941%, 05/15/21	—	(h)
4		Series 1144, Class KB, 8.500%, 09/15/21	5
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,137.063%, 01/15/22	—	(h)
3		Series 1206, Class IA, 7.000%, 03/15/22	3
2		Series 1250, Class J, 7.000%, 05/15/22	2
9		Series 1343, Class LA, 8.000%, 08/15/22	10
39		Series 1466, Class PZ, 7.500%, 02/15/23	43
—	(h)	Series 1470, Class F, VAR, 1.690%, 02/15/23	1
15		Series 1491, Class I, 7.500%, 04/15/23	16
14		Series 1518, Class G, IF, 8.591%, 05/15/23	16

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
12		Series 1541, Class O, VAR, 0.840%, 07/15/23	12
3		Series 1602, Class SA, HB, IF, 21.100%, 10/15/23	4
44		Series 1608, Class L, 6.500%, 09/15/23	51
4		Series 1671, Class L, 7.000%, 02/15/24	5
7		Series 1700, Class GA, PO, 02/15/24	7
73		Series 1706, Class K, 7.000%, 03/15/24	81
259		Series 1720, Class PL, 7.500%, 04/15/24	290
9		Series 1745, Class D, 7.500%, 08/15/24	10
15		Series 1798, Class F, 5.000%, 05/15/23	16
1		Series 1807, Class G, 9.000%, 10/15/20	1
83		Series 1927, Class PH, 7.500%, 01/15/27	95
36		Series 1981, Class Z, 6.000%, 05/15/27	39
11		Series 1987, Class PE, 7.500%, 09/15/27	12
5		Series 2033, Class SN, HB, IF, 28.332%, 03/15/24	2
14		Series 2038, Class PN, IO, 7.000%, 03/15/28	3
74		Series 2040, Class PE, 7.500%, 03/15/28	84
5		Series 2056, Class TD, 6.500%, 05/15/18	5
77		Series 2063, Class PG, 6.500%, 06/15/28	89
10		Series 2064, Class TE, 7.000%, 06/15/28	11
55		Series 2075, Class PH, 6.500%, 08/15/28	61
54		Series 2075, Class PM, 6.250%, 08/15/28	60
17		Series 2089, Class PJ, IO, 7.000%, 10/15/28	2
32		Series 2125, Class JZ, 6.000%, 02/15/29	36
8		Series 2163, Class PC, IO, 7.500%, 06/15/29	1
155		Series 2169, Class TB, 7.000%, 06/15/29	177
55		Series 2172, Class QC, 7.000%, 07/15/29	62
—	(h)	Series 2196, Class TL, 7.500%, 11/15/29	1
26		Series 2201, Class C, 8.000%, 11/15/29	30
70		Series 2210, Class Z, 8.000%, 01/15/30	81
17		Series 2224, Class CB, 8.000%, 03/15/30	21
35		Series 2256, Class MC, 7.250%, 09/15/30	41
38		Series 2259, Class ZM, 7.000%, 10/15/30	43
38		Series 2271, Class PC, 7.250%, 12/15/30	43
26		Series 2283, Class K, 6.500%, 12/15/23	29
17		Series 2296, Class PD, 7.000%, 03/15/31	20
8		Series 2306, Class K, PO, 05/15/24	8
20		Series 2306, Class SE, IF, IO, 9.020%, 05/15/24	4
28		Series 2333, Class HC, 6.000%, 07/15/31	27
334		Series 2344, Class ZD, 6.500%, 08/15/31	396
40		Series 2344, Class ZJ, 6.500%, 08/15/31	46
31		Series 2345, Class NE, 6.500%, 08/15/31	36

SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
13		Series 2347, Class VP, 6.500%, 03/15/20	13
34		Series 2351, Class PZ, 6.500%, 08/15/31	39
—	(h)	Series 2360, Class PG, 6.000%, 09/15/16	—	(h)
—	(h)	Series 2366, Class MD, 6.000%, 10/15/16	—	(h)
—	(h)	Series 2391, Class QR, 5.500%, 12/15/16	—	(h)
28		Series 2410, Class NG, 6.500%, 02/15/32	32
43		Series 2410, Class OE, 6.375%, 02/15/32	47
19		Series 2410, Class QX, IF, IO, 8.142%, 02/15/32	6
71		Series 2412, Class SP, IF, 15.085%, 02/15/32	96
21		Series 2423, Class MC, 7.000%, 03/15/32	25
45		Series 2423, Class MT, 7.000%, 03/15/32	52
156		Series 2435, Class CJ, 6.500%, 04/15/32	180
46		Series 2441, Class GF, 6.500%, 04/15/32	55
46		Series 2444, Class ES, IF, IO, 7.442%, 03/15/32	13
58		Series 2450, Class GZ, 7.000%, 05/15/32	66
18		Series 2450, Class SW, IF, IO, 7.492%, 03/15/32	5
70		Series 2455, Class GK, 6.500%, 05/15/32	81
95		Series 2466, Class DH, 6.500%, 06/15/32	110
59		Series 2474, Class NR, 6.500%, 07/15/32	67
93		Series 2484, Class LZ, 6.500%, 07/15/32	109
93		Series 2500, Class MC, 6.000%, 09/15/32	106
150		Series 2512, Class PG, 5.500%, 10/15/22	164
26		Series 2535, Class BK, 5.500%, 12/15/22	29
16		Series 2537, Class TE, 5.500%, 12/15/17	16
172		Series 2543, Class YX, 6.000%, 12/15/32	194
221		Series 2568, Class KG, 5.500%, 02/15/23	243
316		Series 2575, Class ME, 6.000%, 02/15/33	348
27		Series 2586, Class WI, IO, 6.500%, 03/15/33	5
22		Series 2622, Class PE, 4.500%, 05/15/18	23
13		Series 2631, Class LC, 4.500%, 06/15/18	14
21		Series 2651, Class VZ, 4.500%, 07/15/18	22
23		Series 2744, Class TU, 5.500%, 05/15/32	23
47		Series 2934, Class EC, PO, 02/15/20	46
76		Series 2990, Class SL, HB, IF, 22.632%, 06/15/34	105
900		Series 2990, Class UZ, 5.750%, 06/15/35	1,033
132		Series 2999, Class ND, 4.500%, 07/15/20	136
5		Series 3068, Class AO, PO, 01/15/35	5
96		Series 3117, Class EO, PO, 02/15/36	88
10		Series 3117, Class OK, PO, 02/15/36	9
138		Series 3122, Class OH, PO, 03/15/36	130

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
155	Series 3137, Class XP, 6.000%, 04/15/36	180
6	Series 3149, Class SO, PO, 05/15/36	6
222	Series 3152, Class MO, PO, 03/15/36	212
86	Series 3171, Class MO, PO, 06/15/36	82
37	Series 3179, Class OA, PO, 07/15/36	34
316	Series 3202, Class HI, IF, IO, 6.142%, 08/15/36	61
48	Series 3232, Class ST, IF, IO, 6.192%, 10/15/36	9
26	Series 3253, Class PO, PO, 12/15/21	25
24	Series 3316, Class JO, PO, 05/15/37	23
630	Series 3417, Class EO, PO, 11/15/36	611
173	Series 3481, Class SJ, IF, IO, 5.342%, 08/15/38	21
68	Series 3607, Class AO, PO, 04/15/36	65
253	Series 3607, Class OP, PO, 07/15/37	231
43	Series 3611, Class PO, PO, 07/15/34	42
439	Series 3680, Class MA, 4.500%, 07/15/39	474
109	Series 3804, Class FN, VAR, 0.958%, 03/15/39	109
421	Series 3819, Class ZQ, 6.000%, 04/15/36	480
166	Series 3997, Class PF, VAR, 0.958%, 11/15/39	166
737	Series 4219, Class JA, 3.500%, 08/15/39	775
1,084	Series 4374, Class NC, SUB, 2.750%, 02/15/46	1,122
	Federal Home Loan Mortgage Corp. STRIPS,
17	Series 243, Class 16, IO, 4.500%, 11/15/20	1
740	Series 262, Class 35, 3.500%, 07/15/42	787
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
33	Series T-41, Class 3A, VAR, 5.853%, 07/25/32	35
28	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	34
284	Series T-54, Class 2A, 6.500%, 02/25/43	343
96	Series T-54, Class 3A, 7.000%, 02/25/43	116
733	Series T-56, Class A5, 5.231%, 05/25/43	820
23	Series T-58, Class APO, PO, 09/25/43	20
195	Series T-76, Class 2A, VAR, 1.665%, 10/25/37	205
	Federal National Mortgage Association — ACES,
458	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	493
1,000	Series 2012-M9, Class A2, 2.482%, 04/25/22	1,040

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
158		Series 2012-M11, Class FA, VAR, 0.980%, 08/25/19	158
444		Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	488
2,000		Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	2,174
1,000		Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	1,044
636		Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	680
1,000		Series 2015-M3, Class A2, 2.723%, 10/25/24	1,046
820		Series 2015-M7, Class A2, 2.590%, 12/25/24	850
942		Series 2015-M17, Class FA, VAR, 1.378%, 11/25/22	945
		Federal National Mortgage Association REMIC,
—	(h)	Series 1988-7, Class Z, 9.250%, 04/25/18	—	(h)
2		Series 1989-70, Class G, 8.000%, 10/25/19	3
1		Series 1989-78, Class H, 9.400%, 11/25/19	1
1		Series 1989-83, Class H, 8.500%, 11/25/19	1
1		Series 1989-89, Class H, 9.000%, 11/25/19	1
—	(h)	Series 1990-1, Class D, 8.800%, 01/25/20	—	(h)
1		Series 1990-7, Class B, 8.500%, 01/25/20	1
—	(h)	Series 1990-60, Class K, 5.500%, 06/25/20	1
1		Series 1990-63, Class H, 9.500%, 06/25/20	1
—	(h)	Series 1990-93, Class G, 5.500%, 08/25/20	—	(h)
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
4		Series 1990-102, Class J, 6.500%, 08/25/20	5
1		Series 1990-120, Class H, 9.000%, 10/25/20	1
—	(h)	Series 1990-134, Class SC, HB, IF, 20.813%, 11/25/20	—	(h)
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	—	(h)
1		Series 1991-42, Class S, IF, 16.757%, 05/25/21	1
22		Series 1992-107, Class SB, HB, IF, 28.520%, 06/25/22	34
1		Series 1992-143, Class MA, 5.500%, 09/25/22	1
13		Series 1993-25, Class J, 7.500%, 03/25/23	14
80		Series 1993-37, Class PX, 7.000%, 03/25/23	88
29		Series 1993-54, Class Z, 7.000%, 04/25/23	32

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
6		Series 1993-62, Class SA, IF, 18.923%, 04/25/23	8
8		Series 1993-122, Class M, 6.500%, 07/25/23	8
3		Series 1993-165, Class SD, IF, 13.393%, 09/25/23	4
13		Series 1993-178, Class PK, 6.500%, 09/25/23	14
200		Series 1993-183, Class KA, 6.500%, 10/25/23	229
88		Series 1993-189, Class PL, 6.500%, 10/25/23	97
20		Series 1993-247, Class SA, HB, IF, 27.956%, 12/25/23	32
1		Series 1994-9, Class E, PO, 11/25/23	1
54		Series 1996-14, Class SE, IF, IO, 9.170%, 08/25/23	12
—	(h)	Series 1996-27, Class FC, VAR, 1.024%, 03/25/17	—	(h)
6		Series 1996-59, Class J, 6.500%, 08/25/22	6
24		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	1
23		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	1
15		Series 1997-27, Class J, 7.500%, 04/18/27	17
19		Series 1997-29, Class J, 7.500%, 04/20/27	22
43		Series 1997-39, Class PD, 7.500%, 05/20/27	50
11		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	1
2		Series 1998-4, Class C, PO, 04/25/23	1
10		Series 1998-36, Class ZB, 6.000%, 07/18/28	12
124		Series 1998-43, Class EA, PO, 04/25/23	120
82		Series 2000-2, Class ZE, 7.500%, 02/25/30	94
21		Series 2001-4, Class PC, 7.000%, 03/25/21	22
53		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	10
64		Series 2001-36, Class DE, 7.000%, 08/25/31	75
13		Series 2001-44, Class PD, 7.000%, 09/25/31	15
79		Series 2001-48, Class Z, 6.500%, 09/25/21	87
11		Series 2001-49, Class Z, 6.500%, 09/25/31	13
1		Series 2001-71, Class MB, 6.000%, 12/25/16	1
—	(h)	Series 2001-71, Class QE, 6.000%, 12/25/16	—	(h)
5		Series 2001-74, Class MB, 6.000%, 12/25/16	5
10		Series 2001-81, Class LO, PO, 01/25/32	9
27		Series 2002-1, Class HC, 6.500%, 02/25/22	30

SEE NOTES TO FINANCIAL STATEMENTS.

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
12		Series 2002-1, Class SA, HB, IF, 23.483%, 02/25/32	20
1		Series 2002-2, Class UC, 6.000%, 02/25/17	1
—	(h)	Series 2002-3, Class OG, 6.000%, 02/25/17	—	(h)
38		Series 2002-21, Class PE, 6.500%, 04/25/32	43
8		Series 2002-24, Class AJ, 6.000%, 04/25/17	8
39		Series 2002-28, Class PK, 6.500%, 05/25/32	43
43		Series 2002-37, Class Z, 6.500%, 06/25/32	50
8		Series 2002-94, Class BK, 5.500%, 01/25/18	8
164		Series 2003-22, Class UD, 4.000%, 04/25/33	176
162		Series 2003-34, Class GB, 6.000%, 03/25/33	171
304		Series 2003-34, Class GE, 6.000%, 05/25/33	358
9		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	2
154		Series 2003-47, Class PE, 5.750%, 06/25/33	176
18		Series 2003-52, Class SX, HB, IF, 21.377%, 10/25/31	26
20		Series 2003-64, Class SX, IF, 12.515%, 07/25/33	26
103		Series 2003-71, Class DS, IF, 6.808%, 08/25/33	116
19		Series 2003-80, Class SY, IF, IO, 7.126%, 06/25/23	1
43		Series 2003-83, Class PG, 5.000%, 06/25/23	45
14		Series 2003-91, Class SD, IF, 11.626%, 09/25/33	17
135		Series 2003-116, Class SB, IF, IO, 7.076%, 11/25/33	30
12		Series 2003-130, Class SX, IF, 10.733%, 01/25/34	14
86		Series 2004-25, Class PC, 5.500%, 01/25/34	89
84		Series 2004-25, Class SA, IF, 18.083%, 04/25/34	125
58		Series 2004-36, Class PC, 5.500%, 02/25/34	60
93		Series 2004-36, Class SA, IF, 18.083%, 05/25/34	143
57		Series 2004-46, Class SK, IF, 15.058%, 05/25/34	75
611		Series 2004-50, Class VZ, 5.500%, 07/25/34	681
50		Series 2004-61, Class SH, HB, IF, 21.891%, 11/25/32	75
43		Series 2004-74, Class SW, IF, 14.485%, 11/25/31	61
28		Series 2004-76, Class CL, 4.000%, 10/25/19	28
90		Series 2005-45, Class DC, HB, IF, 22.387%, 06/25/35	143

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
9	Series 2005-52, Class PA, 6.500%, 06/25/35	10
67	Series 2005-56, Class S, IF, IO, 6.186%, 07/25/35	13
121	Series 2005-56, Class TP, IF, 16.577%, 08/25/33	163
401	Series 2005-68, Class PG, 5.500%, 08/25/35	454
175	Series 2005-73, Class PS, IF, 15.389%, 08/25/35	246
72	Series 2005-74, Class CS, IF, 18.578%, 05/25/35	102
137	Series 2005-106, Class US, HB, IF, 22.644%, 11/25/35	211
461	Series 2005-121, Class DX, 5.500%, 01/25/26	504
133	Series 2006-27, Class OH, PO, 04/25/36	125
47	Series 2006-44, Class P, PO, 12/25/33	45
299	Series 2006-56, Class FC, VAR, 0.814%, 07/25/36	298
39	Series 2006-59, Class QO, PO, 01/25/33	38
47	Series 2006-65, Class QO, PO, 07/25/36	43
69	Series 2006-72, Class GO, PO, 08/25/36	66
140	Series 2006-77, Class PC, 6.500%, 08/25/36	162
56	Series 2006-79, Class DO, PO, 08/25/36	53
92	Series 2006-110, Class PO, PO, 11/25/36	88
135	Series 2006-124, Class HB, VAR, 5.358%, 11/25/36	143
73	Series 2007-14, Class ES, IF, IO, 5.916%, 03/25/37	13
58	Series 2007-79, Class SB, HB, IF, 22.094%, 08/25/37	89
353	Series 2007-81, Class GE, 6.000%, 08/25/37	387
156	Series 2007-88, Class VI, IF, IO, 6.016%, 09/25/37	32
431	Series 2007-91, Class ES, IF, IO, 5.936%, 10/25/37	64
79	Series 2007-106, Class A7, VAR, 6.150%, 10/25/37	88
125	Series 2007-116, Class HI, IO, VAR, 1.641%, 01/25/38	9
35	Series 2008-10, Class XI, IF, IO, 5.706%, 03/25/38	5
27	Series 2008-16, Class IS, IF, IO, 5.676%, 03/25/38	4
53	Series 2008-28, Class QS, HB, IF, 19.127%, 04/25/38	77
118	Series 2008-46, Class HI, IO, VAR, 1.891%, 06/25/38	8
82	Series 2009-69, Class PO, PO, 09/25/39	78

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
758		Series 2009-71, Class BC, 4.500%, 09/25/24	836
209		Series 2009-103, Class MB, VAR, 2.800%, 12/25/39	220
1,000		Series 2010-47, Class MB, 5.000%, 09/25/39	1,124
272		Series 2010-71, Class HJ, 5.500%, 07/25/40	305
1,000		Series 2011-44, Class EB, 3.000%, 05/25/26	1,056
372		Series 2011-118, Class MT, 7.000%, 11/25/41	442
339		Series 2011-118, Class NT, 7.000%, 11/25/41	401
219		Series 2012-47, Class HF, VAR, 0.924%, 05/25/27	219
409		Series 2013-101, Class DO, PO, 10/25/43	353
399		Series 2013-128, Class PO, PO, 12/25/43	342
1		Series G-14, Class L, 8.500%, 06/25/21	1
5		Series G-18, Class Z, 8.750%, 06/25/21	6
—	(h)	Series G-22, Class G, 6.000%, 12/25/16	—	(h)
5		Series G-35, Class M, 8.750%, 10/25/21	5
21		Series G92-35, Class E, 7.500%, 07/25/22	23
1		Series G92-42, Class Z, 7.000%, 07/25/22	1
3		Series G92-44, Class ZQ, 8.000%, 07/25/22	3
17		Series G92-54, Class ZQ, 7.500%, 09/25/22	19
5		Series G93-5, Class Z, 6.500%, 02/25/23	6
9		Series G95-1, Class C, 8.800%, 01/25/25	10
		Federal National Mortgage Association REMIC Trust,
119		Series 2003-W1, Class 1A1, VAR, 5.632%, 12/25/42	135
25		Series 2003-W4, Class 2A, VAR, 6.264%, 10/25/42	28
19		Series 2007-W7, Class 1A4, HB, IF, 36.034%, 07/25/37	29
		Federal National Mortgage Association STRIPS,
—	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
1		Series 218, Class 2, IO, 7.500%, 04/25/23	—	(h)
50		Series 300, Class 1, PO, 09/25/24	45
9		Series 329, Class 1, PO, 01/25/33	8
		Federal National Mortgage Association Trust,
54		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	63
175		Series 2005-W3, Class 2AF, VAR, 0.744%, 03/25/45	170
		Government National Mortgage Association,
121		Series 1994-7, Class PQ, 6.500%, 10/16/24	136
15		Series 1999-30, Class S, IF, IO, 8.093%, 08/16/29	4

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
9	Series 2000-9, Class Z, 8.000%, 06/20/30	11
174	Series 2000-9, Class ZJ, 8.500%, 02/16/30	206
24	Series 2002-31, Class S, IF, IO, 8.193%, 01/16/31	6
73	Series 2002-40, Class UK, 6.500%, 06/20/32	86
68	Series 2002-47, Class PG, 6.500%, 07/16/32	80
83	Series 2002-47, Class PY, 6.000%, 07/20/32	94
84	Series 2002-47, Class ZA, 6.500%, 07/20/32	100
14	Series 2003-24, Class PO, PO, 03/16/33	13
304	Series 2003-40, Class TJ, 6.500%, 03/20/33	349
74	Series 2003-52, Class AP, PO, 06/16/33	65
20	Series 2004-28, Class S, IF, 18.269%, 04/16/34	30
42	Series 2004-71, Class SB, HB, IF, 26.948%, 09/20/34	72
28	Series 2004-73, Class AE, IF, 13.810%, 08/17/34	35
228	Series 2004-90, Class SI, IF, IO, 5.588%, 10/20/34	35
63	Series 2005-68, Class DP, IF, 15.213%, 06/17/35	90
437	Series 2005-68, Class KI, IF, IO, 5.788%, 09/20/35	76
704	Series 2006-38, Class ZK, 6.500%, 08/20/36	827
49	Series 2006-59, Class SD, IF, IO, 6.188%, 10/20/36	8
183	Series 2007-17, Class JI, IF, IO, 6.303%, 04/16/37	37
209	Series 2007-27, Class SA, IF, IO, 5.688%, 05/20/37	41
318	Series 2007-40, Class SB, IF, IO, 6.238%, 07/20/37	57
192	Series 2007-45, Class QA, IF, IO, 6.128%, 07/20/37	39
175	Series 2007-50, Class AI, IF, IO, 6.263%, 08/20/37	25
47	Series 2007-53, Class ES, IF, IO, 6.038%, 09/20/37	9
44	Series 2007-53, Class SW, IF, 18.668%, 09/20/37	62
30	Series 2007-71, Class SB, IF, IO, 6.188%, 07/20/36	1
99	Series 2007-72, Class US, IF, IO, 6.038%, 11/20/37	17
99	Series 2007-76, Class SA, IF, IO, 6.018%, 11/20/37	18
64	Series 2008-33, Class XS, IF, IO, 7.193%, 04/16/38	15

SEE NOTES TO FINANCIAL STATEMENTS.

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
184	Series 2008-40, Class SA, IF, IO, 5.893%, 05/16/38	36
251	Series 2008-50, Class KB, 6.000%, 06/20/38	288
128	Series 2008-55, Class SA, IF, IO, 5.688%, 06/20/38	23
138	Series 2008-93, Class AS, IF, IO, 5.188%, 12/20/38	20
39	Series 2009-6, Class SA, IF, IO, 5.593%, 02/16/39	6
62	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	13
198	Series 2009-22, Class SA, IF, IO, 5.758%, 04/20/39	31
174	Series 2009-31, Class TS, IF, IO, 5.788%, 03/20/39	19
170	Series 2009-79, Class OK, PO, 11/16/37	162
984	Series 2009-92, Class ZC, 5.000%, 10/20/39	1,150
331	Series 2009-106, Class ST, IF, IO, 5.488%, 02/20/38	58
76	Series 2010-14, Class AO, PO, 12/20/32	74
1,000	Series 2010-105, Class B, 5.000%, 08/20/40	1,149
111	Series 2010-130, Class CP, 7.000%, 10/16/40	131
397	Series 2011-137, Class WA, VAR, 5.537%, 07/20/40	450
1,427	Series 2011-H19, Class FA, VAR, 0.938%, 08/20/61	1,420
370	Series 2012-H21, Class DF, VAR, 1.118%, 05/20/61	370
167	Series 2012-H24, Class FA, VAR, 0.918%, 03/20/60	167
372	Series 2012-H26, Class MA, VAR, 1.018%, 07/20/62	371
709	Series 2012-H29, Class FA, VAR, 0.983%, 10/20/62	707
665	Series 2013-91, Class WA, VAR, 4.498%, 04/20/43	714
132	Series 2013-H03, Class FA, VAR, 0.768%, 08/20/60	132
462	Series 2013-H07, Class JA, 1.750%, 03/20/63	464
840	Series 2014-H15, Class FA, VAR, 0.968%, 07/20/64	836
756	Series 2014-H17, Class FC, VAR, 0.968%, 07/20/64	752
903	Series 2014-H19, Class FE, VAR, 0.938%, 09/20/64	897

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
2,625	Series 2015-H04, Class FL, VAR, 0.938%, 02/20/65	2,609
2,833	Series 2015-H12, Class FA, VAR, 0.948%, 05/20/65	2,814
736	Series 2015-H15, Class FJ, VAR, 0.908%, 06/20/65	729
1,993	Series 2015-H16, Class FL, VAR, 0.908%, 07/20/65	1,974
694	Series 2015-H18, Class FA, VAR, 0.918%, 06/20/65	689
748	Series 2015-H20, Class FA, VAR, 0.938%, 08/20/65	742
808	Series 2015-H26, Class FG, VAR, 0.988%, 10/20/65	804
4,425	Series 2015-H29, Class FL, VAR, 1.068%, 11/20/65	4,425
2,444	Series 2015-H30, Class FE, VAR, 1.068%, 11/20/65	2,444
71	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	71
	Vendee Mortgage Trust,
341	Series 1993-1, Class ZB, 7.250%, 02/15/23	382
173	Series 1994-1, Class 1, VAR, 5.512%, 02/15/24	189
257	Series 1996-1, Class 1Z, 6.750%, 02/15/26	297
83	Series 1996-2, Class 1Z, 6.750%, 06/15/26	96
335	Series 1997-1, Class 2Z, 7.500%, 02/15/27	393
83	Series 1998-1, Class 2E, 7.000%, 03/15/28	100

		67,222

	Non-Agency CMO — 2.5%
432	Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	432
	Ajax Mortgage Loan Trust,
371	Series 2014-A, Class A, SUB, 4.000%, 10/25/57 (e)	370
192	Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	189
	Alternative Loan Trust,
1,409	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,400
221	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	207
199	Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	200
	ASG Resecuritization Trust,
30	Series 2009-1, Class A60, VAR, 2.535%, 06/26/37 (e)	30

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
135	Series 2009-3, Class A65, VAR, 2.379%, 03/26/37 (e)	134
26	Banc of America Alternative Loan Trust, Series 2003-11, Class PO, PO, 01/25/34	20
24	Banc of America Funding Trust, Series 2004-1, Class PO, PO, 03/25/34	19
	Banc of America Mortgage Trust,
3	Series 2004-1, Class APO, PO, 02/25/34	3
6	Series 2004-3, Class 1A26, 5.500%, 04/25/34	6
	BCAP LLC Trust,
227	Series 2010-RR7, Class 2A1, VAR, 2.623%, 07/26/45 (e)	226
195	Series 2011-RR10, Class 2A1, VAR, 1.352%, 09/26/37 (e)	188
71	Bear Stearns ARM Trust, Series 2005-5, Class A1, VAR, 2.580%, 08/25/35	72
	CHL Mortgage Pass-Through Trust,
47	Series 2004-5, Class 1A4, 5.500%, 06/25/34	48
22	Series 2004-HYB3, Class 2A, VAR, 2.761%, 06/20/34	21
216	Series 2005-22, Class 2A1, VAR, 2.755%, 11/25/35	177
	Citigroup Global Markets Mortgage Securities VII, Inc.,
39	Series 2003-HYB1, Class A, VAR, 2.740%, 09/25/33	39
1	Series 2003-UP2, Class PO1, PO, 12/25/18	1
	Citigroup Mortgage Loan Trust,
74	Series 2008-AR4, Class 1A1A, VAR, 2.993%, 11/25/38 (e)	73
58	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	58
44	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	44
	Citigroup Mortgage Loan Trust, Inc.,
9	Series 2003-UP3, Class A3, 7.000%, 09/25/33	9
12	Series 2003-UST1, Class A1, 5.500%, 12/25/18	12
2	Series 2003-UST1, Class PO1, PO, 12/25/18	1
1	Series 2003-UST1, Class PO3, PO, 12/25/18	1
12	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	12
	CSMC,
337	Series 2010-11R, Class A6, VAR, 1.492%, 06/28/47 (e)	324

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
31	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	31
89	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 1A1, VAR, 4.979%, 06/25/20	89
4	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	4
	First Horizon Mortgage Pass-Through Trust,
88	Series 2004-AR7, Class 2A2, VAR, 2.709%, 02/25/35	88
85	Series 2005-AR1, Class 2A2, VAR, 2.935%, 04/25/35	85
170	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	161
43	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	26
	JP Morgan Mortgage Trust,
454	Series 2003-A1, Class 1A1, VAR, 2.583%, 10/25/33	442
42	Series 2006-A2, Class 4A1, VAR, 3.185%, 08/25/34	42
147	Series 2006-A2, Class 5A3, VAR, 2.783%, 11/25/33	149
	MASTR Adjustable Rate Mortgages Trust,
35	Series 2004-3, Class 4A2, VAR, 2.690%, 04/25/34	33
125	Series 2004-13, Class 2A1, VAR, 2.882%, 04/21/34	127
	MASTR Alternative Loan Trust,
120	Series 2003-9, Class 8A1, 6.000%, 01/25/34	120
251	Series 2004-4, Class 10A1, 5.000%, 05/25/24	261
19	Series 2004-7, Class 30PO, PO, 08/25/34	15
13	Series 2004-10, Class 1A1, 4.500%, 09/25/19	13
65	Series 2005-6, Class 3A1, 5.500%, 11/25/20	63
	MASTR Asset Securitization Trust,
13	Series 2003-2, Class 1A1, 5.000%, 03/25/18	13
3	Series 2004-8, Class PO, PO, 08/25/19	3
27	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	21
	Merrill Lynch Mortgage Investors Trust,
224	Series 2003-E, Class A1, VAR, 1.144%, 10/25/28	213

SEE NOTES TO FINANCIAL STATEMENTS.

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
77	Series 2004-A, Class A1, VAR, 0.984%, 04/25/29	72
34	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.164%, 02/25/35	33
52	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	53
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
29	Series 2003-A1, Class A1, 5.500%, 05/25/33	29
20	Series 2003-A1, Class A2, 6.000%, 05/25/33	20
7	Series 2003-A1, Class A5, 7.000%, 04/25/33	7
	RALI Trust,
20	Series 2002-QS8, Class A5, 6.250%, 06/25/17	19
6	Series 2002-QS16, Class A3, IF, 15.526%, 10/25/17	6
10	Series 2003-QS3, Class A2, IF, 15.346%, 02/25/18	11
44	Series 2003-QS9, Class A3, IF, IO, 7.026%, 05/25/18	1
62	Series 2004-QS3, Class CB, 5.000%, 03/25/19	62
90	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	74
5	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	5
	Springleaf Mortgage Loan Trust,
40	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	40
137	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	136
125	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	126
124	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	124
306	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	306
79	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	81
33	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	34
	WaMu Mortgage Pass-Through Certificates Trust,
9	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	9

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
103	Series 2003-AR5, Class A7, VAR, 2.821%, 06/25/33	104
50	Series 2004-AR3, Class A2, VAR, 2.783%, 06/25/34	50
205	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	189
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
27	Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	28
4	Series 2003-MS7, Class P, PO, 03/25/33	4
	Wells Fargo Mortgage-Backed Securities Trust,
37	Series 2003-K, Class 1A1, VAR, 2.638%, 11/25/33	36
64	Series 2004-EE, Class 3A1, VAR, 3.028%, 12/25/34	66
187	Series 2004-P, Class 2A1, VAR, 2.988%, 09/25/34	193
304	Series 2005-AR3, Class 1A1, VAR, 3.041%, 03/25/35	311

		8,544

	Total Collateralized Mortgage Obligations (Cost $72,928)	75,766

Commercial Mortgage-Backed Securities — 2.1%
202	A10 Securitization LLC, Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	200
	A10 Term Asset Financing LLC,
218	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	218
123	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	122
251	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 02/10/51	258
22	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	22
8,571	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.573%, 12/11/49 (e)	7
	COMM Mortgage Trust,
500	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	501
132	Series 2014-PAT, Class A, VAR, 1.308%, 08/13/27 (e)	131
400	Series 2014-TWC, Class A, VAR, 1.358%, 02/13/32 (e)	400

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
281	Series 2015-CR25, Class A4, 3.759%, 08/10/48	310
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
1,000	Series K037, Class A2, 3.490%, 01/25/24	1,107
739	Series KF12, Class A, VAR, 1.224%, 09/25/22	741
500	Series KSMC, Class A2, 2.615%, 01/25/23	523
88	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	88
161	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.524%, 08/25/29 (e)	163
	PFP Ltd., (Cayman Islands),
345	Series 2015-2, Class A, VAR, 1.958%, 07/14/34 (e)	343
100	Series 2015-2, Class C, VAR, 3.758%, 07/14/34 (e)	97
100	Series 2015-2, Class D, VAR, 4.508%, 07/14/34 (e)	97
	RAIT Trust,
250	Series 2014-FL2, Class B, VAR, 2.658%, 05/13/31 (e)	249
68	Series 2014-FL3, Class A, VAR, 1.758%, 12/15/31 (e)	67
246	Series 2015-FL4, Class A, VAR, 1.857%, 12/15/31 (e)	246
250	Series 2015-FL5, Class B, VAR, 4.408%, 01/15/31 (e)	250
	Resource Capital Corp., Ltd., (Cayman Islands),
118	Series 2015-CRE4, Class A, VAR, 1.907%, 08/15/32 (e)	116
153	Series 2015-CRE4, Class B, VAR, 3.507%, 08/15/32 (e)	144
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	123
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	113
500	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	537
1	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	1

	Total Commercial Mortgage-Backed Securities (Cost $7,057)	7,174

Corporate Bonds — 23.5%
	Consumer Discretionary — 1.0%
	Auto Components — 0.0% (g)
99	Johnson Controls, Inc., 3.750%, 12/01/21	105

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Automobiles — 0.1%
	Daimler Finance North America LLC,
150	1.875%, 01/11/18 (e)	151
150	2.625%, 09/15/16 (e)	150

		301

	Internet & Direct Marketing Retail — 0.1%
197	Amazon.com, Inc., 3.800%, 12/05/24	220

	Media — 0.7%
	21st Century Fox America, Inc.,
100	7.250%, 05/18/18	110
100	7.700%, 10/30/25	137
	CBS Corp.,
144	3.700%, 08/15/24	152
208	4.000%, 01/15/26	224
80	Comcast Corp., 3.375%, 08/15/25	86
78	Discovery Communications LLC, 4.375%, 06/15/21	85
550	NBCUniversal Media LLC, 2.875%, 01/15/23	576
	Time Warner Cable, Inc.,
57	5.850%, 05/01/17	59
50	6.750%, 07/01/18	54
150	8.250%, 04/01/19	173
35	8.750%, 02/14/19	41
100	Time Warner Cos., Inc., 7.570%, 02/01/24	130
300	Time Warner, Inc., 3.600%, 07/15/25	321
	Viacom, Inc.,
37	2.750%, 12/15/19	38
100	3.125%, 06/15/22	100
11	3.250%, 03/15/23	11
43	4.250%, 09/01/23	45

		2,342

	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
37	2.875%, 02/15/23	36
49	4.375%, 09/01/23	52
25	7.450%, 07/15/17	26
35	Nordstrom, Inc., 4.000%, 10/15/21	38

		152

	Specialty Retail — 0.1%
32	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	32
67	Home Depot, Inc. (The), 2.625%, 06/01/22	70
119	Lowe’s Cos., Inc., 3.375%, 09/15/25	129

		231

	Total Consumer Discretionary	3,351

SEE NOTES TO FINANCIAL STATEMENTS.

80	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Staples — 1.3%
	Beverages — 0.4%
75	Anheuser-Busch Cos. LLC, 5.500%, 01/15/18	79
	Anheuser-Busch InBev Finance, Inc.,
136	1.900%, 02/01/19	137
398	3.300%, 02/01/23	418
150	3.700%, 02/01/24	163
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	78
30	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	30
	PepsiCo, Inc.,
180	1.250%, 08/13/17	180
142	3.100%, 07/17/22	151
6	7.900%, 11/01/18	7
200	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	218

		1,461

	Food & Staples Retailing — 0.5%
86	Costco Wholesale Corp., 2.250%, 02/15/22	88
741	CVS Health Corp., 4.000%, 12/05/23	820
49	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	59
	Kroger Co. (The),
50	2.200%, 01/15/17	50
90	4.000%, 02/01/24	99
30	6.150%, 01/15/20	34
75	6.400%, 08/15/17	79
100	Sysco Corp., 3.750%, 10/01/25	108
185	Walgreens Boots Alliance, Inc., 3.100%, 06/01/23	191

		1,528

	Food Products — 0.4%
135	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	158
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	14
	Cargill, Inc.,
100	3.300%, 03/01/22 (e)	104
106	4.307%, 05/14/21 (e)	117
24	ConAgra Foods, Inc., 2.100%, 03/15/18	24
	Kraft Heinz Foods Co.,
30	3.500%, 06/06/22	32
22	5.375%, 02/10/20	25
332	6.125%, 08/23/18	362
66	5.000%, 07/15/35	77
92	Mead Johnson Nutrition Co., Class C, 4.125%, 11/15/25	101
150	Mondelez International, Inc., 4.000%, 02/01/24	166

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — continued
73	Tyson Foods, Inc., 3.950%, 08/15/24	79

		1,259

	Household Products — 0.0% (g)
20	Kimberly-Clark Corp., 2.400%, 03/01/22	21
46	Procter & Gamble — ESOP, Series A, 9.360%, 01/01/21	54

		75

	Total Consumer Staples	4,323

	Energy — 2.2%
	Energy Equipment & Services — 0.1%
107	Halliburton Co., 3.500%, 08/01/23	111
	Nabors Industries, Inc.,
30	4.625%, 09/15/21	28
30	5.000%, 09/15/20	30
15	National Oilwell Varco, Inc., 1.350%, 12/01/17	15
47	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	50

		234

	Oil, Gas & Consumable Fuels — 2.1%
	Apache Corp.,
42	3.250%, 04/15/22	43
25	6.900%, 09/15/18	27
29	Boardwalk Pipelines LP, 4.950%, 12/15/24	30
	BP Capital Markets plc, (United Kingdom),
20	1.375%, 11/06/17	20
233	2.237%, 05/10/19	238
256	2.750%, 05/10/23	261
60	3.506%, 03/17/25	64
166	3.814%, 02/10/24	181
	Buckeye Partners LP,
30	4.350%, 10/15/24	30
40	4.875%, 02/01/21	43
25	5.850%, 11/15/43	26
	Canadian Natural Resources Ltd., (Canada),
25	3.900%, 02/01/25	25
150	5.900%, 02/01/18	158
21	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22	20
40	Chevron Corp., 2.355%, 12/05/22	41
200	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	218
150	ConocoPhillips, 5.750%, 02/01/19	164
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	191

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	81

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
41	ConocoPhillips Co., 2.200%, 05/15/20	41
58	Ecopetrol S.A., (Colombia), 4.125%, 01/16/25	56
80	Encana Corp., (Canada), 6.500%, 05/15/19	86
	Energy Transfer Partners LP,
89	3.600%, 02/01/23	87
91	4.050%, 03/15/25	91
200	Eni S.p.A., (Italy), 4.150%, 10/01/20 (e)	211
74	EnLink Midstream Partners LP, 4.150%, 06/01/25	70
	Enterprise Products Operating LLC,
500	1.650%, 05/07/18	501
37	3.750%, 02/15/25	38
49	3.900%, 02/15/24	52
	EOG Resources, Inc.,
23	2.625%, 03/15/23	23
100	4.100%, 02/01/21	108
300	4.150%, 01/15/26	330
250	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	242
50	Magellan Midstream Partners LP, 6.550%, 07/15/19	56
	Marathon Oil Corp.,
228	5.900%, 03/15/18	237
175	6.000%, 10/01/17	181
67	Marathon Petroleum Corp., 3.625%, 09/15/24	68
36	Noble Energy, Inc., 5.625%, 05/01/21	38
91	Occidental Petroleum Corp., 3.500%, 06/15/25	97
	ONEOK Partners LP,
40	3.200%, 09/15/18	41
12	3.375%, 10/01/22	12
200	4.900%, 03/15/25	217
28	5.000%, 09/15/23	30
97	Petro-Canada, (Canada), 6.050%, 05/15/18	104
	Petroleos Mexicanos, (Mexico),
59	4.250%, 01/15/25	59
69	4.875%, 01/18/24	72
149	6.375%, 02/04/21 (e)	165
43	Phillips 66, 2.950%, 05/01/17	43
	Plains All American Pipeline LP/PAA Finance Corp.,
59	2.600%, 12/15/19	60
100	3.600%, 11/01/24	97
250	4.650%, 10/15/25	259
200	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	223
	Spectra Energy Capital LLC,
150	5.650%, 03/01/20	162

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
140	6.200%, 04/15/18	149
50	8.000%, 10/01/19	57
	Spectra Energy Partners LP,
79	2.950%, 09/25/18	80
63	3.500%, 03/15/25	65
	Statoil ASA, (Norway),
67	1.150%, 05/15/18	67
143	2.650%, 01/15/24	146
125	3.150%, 01/23/22	133
180	Sunoco Logistics Partners Operations LP, 4.650%, 02/15/22	194
	Total Capital International S.A., (France),
44	1.500%, 02/17/17	44
75	1.550%, 06/28/17	75
	TransCanada PipeLines Ltd., (Canada),
172	3.750%, 10/16/23	184
100	6.500%, 08/15/18	109
30	7.125%, 01/15/19	33

		7,273

	Total Energy	7,507

	Financials — 11.1%
	Banks — 4.8%
	ABN AMRO Bank N.V., (Netherlands),
200	1.800%, 06/04/18 (e)	201
200	2.500%, 10/30/18 (e)	204
200	ANZ New Zealand International Ltd., (New Zealand), 2.600%, 09/23/19 (e)	205
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	251
	Bank of America Corp.,
300	2.000%, 01/11/18	302
150	3.300%, 01/11/23	156
485	3.875%, 08/01/25	519
42	4.125%, 01/22/24	46
100	5.000%, 05/13/21	112
130	5.625%, 07/01/20	147
300	5.650%, 05/01/18	319
170	5.750%, 12/01/17	179
50	5.875%, 01/05/21	58
814	6.400%, 08/28/17	853
266	6.875%, 04/25/18	288
208	Series L, 1.950%, 05/12/18	209
200	Series L, 2.250%, 04/21/20	202
154	Series L, 3.950%, 04/21/25	160

SEE NOTES TO FINANCIAL STATEMENTS.

82	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Bank of Nova Scotia (The), (Canada),
175	1.450%, 04/25/18	176
200	1.700%, 06/11/18	201
200	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	200
250	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)	262
317	Barclays plc, (United Kingdom), 3.200%, 08/10/21	319
	BB&T Corp.,
225	2.625%, 06/29/20	232
100	5.250%, 11/01/19	110
234	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	239
300	Capital One Bank USA N.A., 3.375%, 02/15/23	308
250	Capital One N.A., 2.350%, 08/17/18	253
	Citigroup, Inc.,
650	1.700%, 04/27/18	651
106	1.800%, 02/05/18	106
82	2.150%, 07/30/18	83
350	2.400%, 02/18/20	355
115	5.500%, 09/13/25	130
16	Comerica, Inc., 3.800%, 07/22/26	17
	Commonwealth Bank of Australia, (Australia),
250	2.250%, 03/16/17 (e)	252
201	4.500%, 12/09/25 (e)	215
	Cooperatieve Rabobank UA, (Netherlands),
34	3.375%, 01/19/17	34
118	3.875%, 02/08/22	129
250	4.375%, 08/04/25	265
250	Discover Bank, 3.100%, 06/04/20	257
	Fifth Third Bancorp,
146	2.875%, 07/27/20	151
350	5.450%, 01/15/17	355
	HSBC Holdings plc, (United Kingdom),
196	4.000%, 03/30/22	210
200	4.250%, 08/18/25	208
300	4.875%, 01/14/22	333
	Huntington National Bank (The),
250	2.000%, 06/30/18	252
250	2.875%, 08/20/20	257
	KeyCorp,
56	2.900%, 09/15/20	58
50	5.100%, 03/24/21	57

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
200	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	200
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	319
200	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	204
36	MUFG Americas Holdings Corp., 2.250%, 02/10/20	36
300	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	303
265	PNC Financial Services Group Inc. (The), 5.125%, 02/08/20	294
	PNC Financial Services Group, Inc. (The),
133	4.375%, 08/11/20	146
115	5.625%, 02/01/17	117
107	Regions Financial Corp., 3.200%, 02/08/21	111
	Royal Bank of Canada, (Canada),
150	1.875%, 02/05/20	151
105	2.000%, 12/10/18	106
125	2.200%, 07/27/18	127
77	Santander UK Group Holdings plc, (United Kingdom), 3.125%, 01/08/21	78
233	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	236
250	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	252
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	215
	Toronto-Dominion Bank (The), (Canada),
200	1.500%, 03/13/17 (e)	201
104	2.250%, 11/05/19	106
250	U.S. Bank N.A., 2.800%, 01/27/25	258
	Wells Fargo & Co.,
130	2.600%, 07/22/20	134
99	3.000%, 02/19/25	102
51	4.300%, 07/22/27	56
237	4.480%, 01/16/24	263
415	5.625%, 12/11/17	437
250	Wells Fargo Bank N.A., 6.000%, 11/15/17	263
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	312

		16,113

	Capital Markets — 2.8%
120	Ameriprise Financial, Inc., 4.000%, 10/15/23	131
	Bank of New York Mellon Corp. (The),
150	3.250%, 09/11/24	160

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	83

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
75	4.600%, 01/15/20	82
100	Series 0012, 3.650%, 02/04/24	110
	BlackRock, Inc.,
160	4.250%, 05/24/21	178
166	Series 2, 5.000%, 12/10/19	185
150	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	174
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	43
397	CME Group, Inc., 3.000%, 03/15/25	418
250	Credit Suisse AG, (Switzerland), 1.700%, 04/27/18	250
	Deutsche Bank AG, (Germany),
319	1.875%, 02/13/18	317
38	2.950%, 08/20/20	38
62	3.375%, 05/12/21	62
	Goldman Sachs Group, Inc. (The),
48	2.600%, 04/23/20	49
68	2.625%, 01/31/19	70
117	2.750%, 09/15/20	120
440	2.875%, 02/25/21	452
137	3.750%, 05/22/25	145
120	4.000%, 03/03/24	129
68	5.375%, 03/15/20	76
80	5.750%, 01/24/22	93
660	5.950%, 01/18/18	699
250	7.500%, 02/15/19	285
200	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	202
	Intercontinental Exchange, Inc.,
47	2.500%, 10/15/18	48
88	4.000%, 10/15/23	97
	Invesco Finance plc, (United Kingdom),
125	3.750%, 01/15/26	134
71	4.000%, 01/30/24	78
	Jefferies Group LLC,
150	5.125%, 04/13/18	157
125	6.875%, 04/15/21	143
111	Legg Mason, Inc., 4.750%, 03/15/26	121
	Macquarie Bank Ltd., (Australia),
291	1.600%, 10/27/17 (e)	292
65	2.600%, 06/24/19 (e)	66
100	2.850%, 07/29/20 (e)	102
300	3.900%, 01/15/26 (e)	318
100	4.000%, 07/29/25 (e)	107

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
	Macquarie Group Ltd., (Australia),
150	6.000%, 01/14/20 (e)	166
40	6.250%, 01/14/21 (e)	46
	Morgan Stanley,
40	2.650%, 01/27/20	41
284	2.800%, 06/16/20	292
83	3.700%, 10/23/24	88
330	4.000%, 07/23/25	356
155	5.000%, 11/24/25	173
166	5.500%, 07/24/20	187
100	5.500%, 07/28/21	115
450	5.625%, 09/23/19	500
100	5.750%, 01/25/21	115
100	6.625%, 04/01/18	108
100	7.300%, 05/13/19	114
84	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	97
	State Street Corp.,
36	3.100%, 05/15/23	38
294	3.550%, 08/18/25	321
192	3.700%, 11/20/23	212
34	TD Ameritrade Holding Corp., 2.950%, 04/01/22	35
	Thomson Reuters Corp., (Canada),
51	3.850%, 09/29/24	55
105	3.950%, 09/30/21	112
60	4.700%, 10/15/19	65

		9,367

	Consumer Finance — 1.6%
250	American Express Co., 7.000%, 03/19/18	271
	American Express Credit Corp.,
261	1.800%, 07/31/18	263
139	1.875%, 11/05/18	140
95	2.250%, 05/05/21	97
200	American Honda Finance Corp., 2.125%, 02/28/17 (e)	201
	Capital One Financial Corp.,
125	3.200%, 02/05/25	127
110	3.500%, 06/15/23	115
	Caterpillar Financial Services Corp.,
250	1.000%, 11/25/16	250
206	2.250%, 12/01/19	211
58	2.850%, 06/01/22	60
65	7.050%, 10/01/18	73
100	7.150%, 02/15/19	114

SEE NOTES TO FINANCIAL STATEMENTS.

84	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
	Ford Motor Credit Co. LLC,
200	2.240%, 06/15/18	202
550	2.375%, 03/12/19	557
200	3.000%, 06/12/17	203
250	3.157%, 08/04/20	258
200	4.250%, 09/20/22	216
130	General Motors Financial Co., Inc., 3.100%, 01/15/19	133
	HSBC USA, Inc.,
200	1.700%, 03/05/18	200
180	2.350%, 03/05/20	181
296	2.750%, 08/07/20	303
	John Deere Capital Corp.,
400	2.375%, 07/14/20	412
50	2.450%, 09/11/20	51
33	3.150%, 10/15/21	35
73	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	73
66	PACCAR Financial Corp., 1.600%, 03/15/17	66
	Toyota Motor Credit Corp.,
100	1.375%, 01/10/18	101
225	1.750%, 05/22/17	226
105	2.100%, 01/17/19	107
200	2.125%, 07/18/19	204

		5,450

	Diversified Financial Services — 1.1%
425	Bank of America N.A., 5.300%, 03/15/17	434
	Berkshire Hathaway, Inc.,
98	2.750%, 03/15/23	102
638	3.400%, 01/31/22	688
649	GE Capital International Funding Co. Unlimited Co., (Ireland), 2.342%, 11/15/20	668
	Private Export Funding Corp.,
500	Series EE, 2.800%, 05/15/22	530
200	Series KK, 3.550%, 01/15/24	222
	Shell International Finance B.V., (Netherlands),
42	1.125%, 08/21/17	42
367	2.125%, 05/11/20	374
100	3.250%, 05/11/25	106
195	4.375%, 03/25/20	214
	Siemens Financieringsmaatschappij N.V., (Netherlands),
250	2.900%, 05/27/22 (e)	264
100	5.750%, 10/17/16 (e)	101

		3,745

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — 0.8%
61	Allstate Corp. (The), 3.150%, 06/15/23	65
	American International Group, Inc.,
161	3.750%, 07/10/25	170
259	4.125%, 02/15/24	278
143	Aon plc, (United Kingdom), 3.875%, 12/15/25	154
	Berkshire Hathaway Finance Corp.,
65	1.300%, 05/15/18	65
150	5.400%, 05/15/18	161
	Chubb INA Holdings, Inc.,
200	2.700%, 03/13/23	207
130	2.875%, 11/03/22	137
	CNA Financial Corp.,
52	3.950%, 05/15/24	55
38	4.500%, 03/01/26	41
80	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	84
41	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	45
35	Lincoln National Corp., 4.200%, 03/15/22	38
300	Manulife Financial Corp., (Canada), 4.150%, 03/04/26	327
50	Marsh & McLennan Cos., Inc., 3.300%, 03/14/23	52
	Metropolitan Life Global Funding I,
207	1.500%, 01/10/18 (e)	208
175	3.650%, 06/14/18 (e)	182
100	3.875%, 04/11/22 (e)	109
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	153
16	Principal Financial Group, Inc., 1.850%, 11/15/17	16
106	Principal Life Global Funding II, 2.250%, 10/15/18 (e)	108
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	203
90	Reliance Standard Life Global Funding II, 3.050%, 01/20/21 (e)	92

		2,950

	Total Financials	37,625

	Health Care — 1.0%
	Biotechnology — 0.4%
	Amgen, Inc.,
44	2.125%, 05/01/20	45
400	3.875%, 11/15/21	435
40	5.700%, 02/01/19	44

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	85

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Biotechnology — continued
75	Baxalta, Inc., 3.600%, 06/23/22	77
184	Biogen, Inc., 3.625%, 09/15/22	197
	Celgene Corp.,
98	3.250%, 08/15/22	102
161	3.625%, 05/15/24	171
	Gilead Sciences, Inc.,
59	3.250%, 09/01/22	63
57	3.650%, 03/01/26	61

		1,195

	Health Care Equipment & Supplies — 0.0% (g)
40	Becton, Dickinson & Co., 5.000%, 05/15/19	43
84	Danaher Corp., 2.400%, 09/15/20	87

		130

	Health Care Providers & Services — 0.3%
	Anthem, Inc.,
93	2.300%, 07/15/18	94
115	3.125%, 05/15/22	120
	Cardinal Health, Inc.,
45	2.400%, 11/15/19	46
49	3.750%, 09/15/25	53
72	Express Scripts Holding Co., 3.500%, 06/15/24	75
214	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	222
	UnitedHealth Group, Inc.,
91	1.700%, 02/15/19	92
112	3.375%, 11/15/21	120

		822

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
35	3.150%, 01/15/23	36
22	3.600%, 08/15/21	24
34	4.150%, 02/01/24	37

		97

	Pharmaceuticals — 0.3%
	AbbVie, Inc.,
119	1.750%, 11/06/17	119
127	2.500%, 05/14/20	130
87	2.900%, 11/06/22	90
35	3.200%, 11/06/22	37
100	Allergan, Inc., 2.800%, 03/15/23	100
	Forest Laboratories LLC,
250	4.375%, 02/01/19 (e)	264
69	5.000%, 12/15/21 (e)	77

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — continued
	Merck & Co., Inc.,
75	1.300%, 05/18/18	75
64	2.350%, 02/10/22	66
62	2.400%, 09/15/22	64
30	3.700%, 02/10/45	32

		1,054

	Total Health Care	3,298

	Industrials — 1.5%
	Aerospace & Defense — 0.1%
43	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	44
	BAE Systems Holdings, Inc.,
68	3.800%, 10/07/24 (e)	72
70	6.375%, 06/01/19 (e)	78
	Lockheed Martin Corp.,
47	2.125%, 09/15/16	47
74	3.100%, 01/15/23	78
140	Precision Castparts Corp., 3.250%, 06/15/25	151

		470

	Air Freight & Logistics — 0.2%
473	Federal Express Corp. 1998 Pass-Through Trust, Series 981A, 6.720%, 01/15/22	531
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	142

		673

	Airlines — 0.1%
160	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	175
20	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, Series 992A, 7.256%, 03/15/20	22
43	Delta Air Lines 2010-2 Class A Pass-Through Trust, Series 2A, 4.950%, 05/23/19	45

		242

	Commercial Services & Supplies — 0.0% (g)
50	Pitney Bowes, Inc., 5.600%, 03/15/18	53

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
32	1.625%, 05/08/17	32
41	2.875%, 05/08/22	43
70	Fluor Corp., 3.375%, 09/15/21	75

		150

SEE NOTES TO FINANCIAL STATEMENTS.

86	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
27	1.500%, 11/02/17	27
50	5.600%, 05/15/18	53

		80

	Industrial Conglomerates — 0.4%
	General Electric Co.,
200	3.100%, 01/09/23	213
175	3.375%, 03/11/24	192
500	5.400%, 02/15/17	508
100	Honeywell International, Inc., 5.300%, 03/01/18	106
34	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	37
152	Koninklijke Philips N.V., (Netherlands), 3.750%, 03/15/22	163
98	Pentair Finance S.A., (Luxembourg), 2.900%, 09/15/18	99
62	Roper Technologies, Inc., 3.000%, 12/15/20	65
32	Tyco International Finance S.A., (Luxembourg), 3.900%, 02/14/26	35

		1,418

	Machinery — 0.1%
	Caterpillar, Inc.,
74	1.500%, 06/26/17	74
31	2.600%, 06/26/22	32
89	Deere & Co., 2.600%, 06/08/22	92
25	Parker-Hannifin Corp., 5.500%, 05/15/18	27

		225

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
43	3.050%, 03/15/22	46
32	3.450%, 09/15/21	34
19	3.600%, 09/01/20	20
100	3.750%, 04/01/24	111
100	5.650%, 05/01/17	103
55	Canadian Pacific Railway Co., (Canada), 4.500%, 01/15/22	60
	CSX Corp.,
100	3.400%, 08/01/24	107
30	7.375%, 02/01/19	34
50	7.900%, 05/01/17	52
	ERAC USA Finance LLC,
27	4.500%, 08/16/21 (e)	30
48	5.250%, 10/01/20 (e)	54

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — continued
	Norfolk Southern Corp.,
138	3.250%, 12/01/21	146
50	7.700%, 05/15/17	52
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
53	2.875%, 07/17/18 (e)	54
141	3.375%, 02/01/22 (e)	146
	Ryder System, Inc.,
23	2.500%, 03/01/17	23
25	2.500%, 03/01/18	25
28	2.500%, 05/11/20	28
86	2.875%, 09/01/20	88
	Union Pacific Corp.,
21	2.950%, 01/15/23	22
75	3.646%, 02/15/24	82
233	4.163%, 07/15/22	263

		1,580

	Trading Companies & Distributors — 0.0% (g)
55	WW Grainger, Inc., 4.600%, 06/15/45	66

	Total Industrials	4,957

	Information Technology — 1.2%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
44	2.950%, 02/28/26	47
194	3.000%, 06/15/22	207

		254

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
32	3.000%, 03/01/18	32
16	4.500%, 03/01/23	17
100	6.875%, 06/01/18	107
63	7.500%, 01/15/27	78

		234

	Internet Software & Services — 0.1%
410	eBay, Inc., 2.600%, 07/15/22	415

	IT Services — 0.3%
	International Business Machines Corp.,
126	1.800%, 05/17/19	128
309	2.250%, 02/19/21	318
350	7.625%, 10/15/18	396
90	Total System Services, Inc., 4.800%, 04/01/26	99
236	Xerox Corp., 5.625%, 12/15/19	256

		1,197

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	87

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — 0.1%
130	Intel Corp., 3.700%, 07/29/25	145
30	National Semiconductor Corp., 6.600%, 06/15/17	31
73	Texas Instruments, Inc., 1.650%, 08/03/19	74

		250

	Software — 0.1%
25	Intuit, Inc., 5.750%, 03/15/17	26
	Microsoft Corp.,
23	0.875%, 11/15/17	23
34	2.125%, 11/15/22	34
50	2.375%, 02/12/22	52
	Oracle Corp.,
200	3.625%, 07/15/23	218
100	5.750%, 04/15/18	107

		460

	Technology Hardware, Storage & Peripherals — 0.4%
	Apple, Inc.,
273	2.150%, 02/09/22	278
182	2.250%, 02/23/21	187
199	2.400%, 05/03/23	204
250	2.700%, 05/13/22	261
207	VAR, 1.009%, 05/03/18	208
	HP, Inc.,
118	4.375%, 09/15/21	127
45	4.650%, 12/09/21	49

		1,314

	Total Information Technology	4,124

	Materials — 0.6%
	Chemicals — 0.3%
	Agrium, Inc., (Canada),
45	3.375%, 03/15/25	46
100	4.125%, 03/15/35	99
125	CF Industries, Inc., 7.125%, 05/01/20	144
	Dow Chemical Co. (The),
59	3.000%, 11/15/22	61
100	3.500%, 10/01/24	106
60	4.125%, 11/15/21	66
20	8.550%, 05/15/19	23
88	Ecolab, Inc., 3.250%, 01/14/23	92
	Mosaic Co. (The),
34	3.750%, 11/15/21	36
212	4.250%, 11/15/23	226

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
25	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	26
41	Praxair, Inc., 2.650%, 02/05/25	42
150	Union Carbide Corp., 7.500%, 06/01/25	189

		1,156

	Construction Materials — 0.1%
200	CRH America, Inc., 3.875%, 05/18/25 (e)	214

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
95	3.850%, 09/30/23	104
100	5.400%, 03/29/17	102
100	6.500%, 04/01/19	113
	Freeport-McMoRan, Inc.,
128	2.150%, 03/01/17	127
107	3.875%, 03/15/23	92
27	Nucor Corp., 4.000%, 08/01/23	29

		567

	Total Materials	1,937

	Real Estate — 0.6%
	Equity Real Estate Investment Trusts (REITs) — 0.6%
	American Tower Corp.,
80	3.500%, 01/31/23	84
38	5.000%, 02/15/24	43
	American Tower Trust I,
45	1.551%, 03/15/18 (e)	45
200	3.070%, 03/15/23 (e)	208
	Equity Commonwealth,
125	5.875%, 09/15/20	138
150	6.650%, 01/15/18	156
255	ERP Operating LP, 4.625%, 12/15/21	286
	HCP, Inc.,
38	3.400%, 02/01/25	37
115	3.875%, 08/15/24	117
17	4.200%, 03/01/24	18
90	4.250%, 11/15/23	95
	Prologis LP,
38	3.750%, 11/01/25	41
53	4.250%, 08/15/23	59
50	Realty Income Corp., 3.875%, 07/15/24	53
	Simon Property Group LP,
100	2.500%, 09/01/20	103
62	3.375%, 10/01/24	66
38	3.750%, 02/01/24	41

SEE NOTES TO FINANCIAL STATEMENTS.

88	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
81	4.125%, 12/01/21	90
90	4.375%, 03/01/21	100
	Ventas Realty LP,
27	3.500%, 02/01/25	28
44	3.750%, 05/01/24	46
62	4.125%, 01/15/26	67
73	Welltower, Inc., 4.500%, 01/15/24	80

	Total Real Estate	2,001

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.3%
	AT&T, Inc.,
600	3.000%, 06/30/22	618
28	3.400%, 05/15/25	29
50	3.600%, 02/17/23	53
353	3.800%, 03/15/22	378
25	3.875%, 08/15/21	27
26	3.950%, 01/15/25	28
150	4.600%, 02/15/21	165
180	5.500%, 02/01/18	190
350	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	482
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	106
	GTP Acquisition Partners I LLC,
174	2.350%, 06/15/20 (e)	173
202	3.482%, 06/16/25 (e)	211
27	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	27
61	Orange S.A., (France), 2.750%, 09/14/16	61
148	Qwest Corp., 6.750%, 12/01/21	165
31	Telefonica Emisiones S.A.U., (Spain), 5.134%, 04/27/20	34
	Verizon Communications, Inc.,
115	2.625%, 02/21/20	119
295	3.500%, 11/01/24	316
156	4.150%, 03/15/24	173
353	4.500%, 09/15/20	390
401	5.150%, 09/15/23	469

		4,214

	Wireless Telecommunication Services — 0.1%
160	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	178
	Vodafone Group plc, (United Kingdom),
151	1.500%, 02/19/18	151

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — continued
49	1.625%, 03/20/17	49

		378

	Total Telecommunication Services	4,592

	Utilities — 1.6%
	Electric Utilities — 1.2%
27	American Electric Power Co., Inc., 1.650%, 12/15/17	27
27	Arizona Public Service Co., 2.200%, 01/15/20	27
43	Baltimore Gas & Electric Co., 2.800%, 08/15/22	45
50	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	53
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	32
20	DTE Electric Co., 2.650%, 06/15/22	21
285	Duke Energy Corp., 3.550%, 09/15/21	306
60	Duke Energy Indiana LLC, 3.750%, 07/15/20	65
	Duke Energy Progress LLC,
40	2.800%, 05/15/22	42
106	3.250%, 08/15/25	114
150	5.300%, 01/15/19	163
60	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	61
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	110
186	Entergy Mississippi, Inc., 2.850%, 06/01/28	190
400	Florida Power & Light Co., 3.125%, 12/01/25	427
	Indiana Michigan Power Co.,
135	7.000%, 03/15/19	152
100	Series J, 3.200%, 03/15/23	104
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	28
47	Kansas City Power & Light Co., 3.150%, 03/15/23	48
60	Nevada Power Co., 7.125%, 03/15/19	68
27	NextEra Energy Capital Holdings, Inc., 2.400%, 09/15/19	27
	Niagara Mohawk Power Corp.,
28	3.508%, 10/01/24 (e)	30
40	4.881%, 08/15/19 (e)	44
25	Ohio Power Co., 6.050%, 05/01/18	27
50	Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	55
	Pacific Gas & Electric Co.,
68	2.450%, 08/15/22	69
50	3.250%, 06/15/23	53
125	5.625%, 11/30/17	132

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	89

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	PacifiCorp,
140	3.600%, 04/01/24	153
100	3.850%, 06/15/21	109
60	5.650%, 07/15/18	65
75	PECO Energy Co., 5.350%, 03/01/18	79
51	Public Service Co. of Colorado, 3.200%, 11/15/20	54
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	81
375	Public Service Electric & Gas Co., 3.000%, 05/15/25	397
	Southern California Edison Co.,
46	1.845%, 02/01/22	46
212	Series C, 3.500%, 10/01/23	231
45	Southern Co. (The), 1.950%, 09/01/16	45
30	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	35
	Virginia Electric & Power Co.,
21	3.450%, 02/15/24	23
100	5.400%, 04/30/18	107
40	Series A, 6.000%, 05/15/37	54

		3,999

	Gas Utilities — 0.0% (g)
30	Atmos Energy Corp., 8.500%, 03/15/19	35
50	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	54

		89

	Independent Power & Renewable Electricity Producers — 0.2%
	Exelon Generation Co. LLC,
45	2.950%, 01/15/20	46
72	4.000%, 10/01/20	77
37	PSEG Power LLC, 4.300%, 11/15/23	40
317	Southern Power Co., 4.150%, 12/01/25	343

		506

	Multi-Utilities — 0.2%
50	Consumers Energy Co., 5.650%, 04/15/20	57
79	DTE Energy Co., 3.300%, 06/15/22	84
200	NiSource Finance Corp., 3.850%, 02/15/23	215
	Sempra Energy,
48	4.050%, 12/01/23	53
150	9.800%, 02/15/19	178
94	Southern Co. Gas Capital Corp., 3.500%, 09/15/21	99

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — continued
87	WEC Energy Group, Inc., 3.550%, 06/15/25	94

		780

	Water Utilities — 0.0% (g)
122	American Water Capital Corp., 3.400%, 03/01/25	132

	Total Utilities	5,506

	Total Corporate Bonds (Cost $75,469)	79,221

Foreign Government Securities — 1.3%
	Israel Government AID Bond, (Israel),
1,000	Zero Coupon, 02/15/24	856
1,000	Series 7-Z, Zero Coupon, 08/15/25	817
1,000	Series 8-Z, Zero Coupon, 08/15/24	843
1,000	Series 8-Z, Zero Coupon, 02/15/25	830
	Republic of Poland, (Poland),
125	3.250%, 04/06/26	133
92	4.000%, 01/22/24	102
	United Mexican States, (Mexico),
244	3.500%, 01/21/21	261
250	3.600%, 01/30/25	264
116	4.000%, 10/02/23	126

	Total Foreign Government Securities (Cost $3,976)	4,232

Mortgage Pass-Through Securities — 10.8%
	Federal Home Loan Mortgage Corp.,
41	ARM, 2.540%, 01/01/37	43
22	ARM, 2.572%, 01/01/27	23
52	ARM, 2.617%, 11/01/36	55
11	ARM, 2.625%, 07/01/26	11
168	ARM, 2.631%, 08/01/36	176
184	ARM, 2.662%, 12/01/34	196
154	ARM, 2.842%, 03/01/37	162
97	ARM, 2.912%, 09/01/36	103
101	ARM, 2.995%, 09/01/36	106
179	ARM, 3.063%, 06/01/36	189
134	ARM, 3.101%, 04/01/38	142
85	ARM, 3.255%, 02/01/37	91
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
35	4.000%, 06/01/19	36
6	4.500%, 10/01/18	6
1	5.500%, 06/01/17	1
3	6.000%, 04/01/18	3
40	6.500%, 01/01/17 - 03/01/22	42

SEE NOTES TO FINANCIAL STATEMENTS.

90	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
5		6.000%, 12/01/22	6
19		6.500%, 08/01/26	22
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
45		6.000%, 01/01/34	53
43		7.000%, 04/01/26 - 02/01/37	52
4		7.500%, 08/01/25	5
4		8.000%, 07/01/20 - 11/01/24	5
13		8.500%, 07/01/28	16
128		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	140
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,268		3.500%, 05/01/33 - 05/01/43	2,419
377		4.000%, 06/01/42	407
72		6.000%, 02/01/33	81
		Federal National Mortgage Association,
1		ARM, 2.242%, 03/01/19	1
176		ARM, 2.320%, 01/01/35	187
66		ARM, 2.364%, 11/01/33	70
94		ARM, 2.376%, 09/01/36	99
157		ARM, 2.382%, 09/01/34	166
45		ARM, 2.386%, 02/01/37	47
101		ARM, 2.395%, 01/01/35	106
125		ARM, 2.403%, 09/01/35	131
135		ARM, 2.416%, 09/01/35	140
146		ARM, 2.470%, 02/01/35	152
62		ARM, 2.483%, 02/01/35	66
75		ARM, 2.500%, 08/01/35	79
6		ARM, 2.585%, 09/01/27	7
61		ARM, 2.603%, 08/01/36	64
112		ARM, 2.606%, 08/01/34	119
—	(h)	ARM, 2.625%, 08/01/19	—	(h)
122		ARM, 2.685%, 09/01/33	131
98		ARM, 2.735%, 04/01/33	104
77		ARM, 2.762%, 04/01/35	81
104		ARM, 2.791%, 10/01/34	110
177		ARM, 2.882%, 02/01/37	187
95		ARM, 3.066%, 07/01/46	101
178		ARM, 3.375%, 02/01/36	188
4		ARM, 3.824%, 03/01/29	4
		Federal National Mortgage Association, 15 Year, Single Family,
18		4.000%, 05/01/19	18
83		4.500%, 05/01/18 - 05/01/19	85

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

111	5.000%, 06/01/18 - 04/01/19	115
59	5.500%, 01/01/20 - 06/01/20	61
144	6.000%, 03/01/21 - 01/01/24	156
13	6.500%, 03/01/17 - 08/01/20	13
57	Federal National Mortgage Association, 20 Year, Single Family, 6.500%, 05/01/22	65
	Federal National Mortgage Association, 30 Year, FHA/VA,
12	6.000%, 09/01/33	13
18	6.500%, 03/01/29	21
4	8.500%, 02/01/30	4
3	9.000%, 12/01/30	3
2	9.500%, 12/01/18	2
	Federal National Mortgage Association, 30 Year, Single Family,
1,463	3.500%, 06/01/43	1,547
42	4.500%, 08/01/33	46
692	5.000%, 07/01/33 - 08/01/40	777
73	5.500%, 12/01/33	84
318	6.000%, 12/01/32 - 09/01/37	369
29	6.500%, 08/01/31	34
4	7.000%, 09/01/27 - 08/01/32	4
7	7.500%, 11/01/22 - 10/01/24	8
277	8.000%, 03/01/21 - 11/01/32	344
4	8.500%, 07/01/24 - 05/01/25	5
2	10.000%, 02/01/24	2
	Federal National Mortgage Association, Other,
977	ARM, 1.255%, 12/01/25	976
466	1.940%, 01/01/17	466
969	2.220%, 12/01/22	995
485	2.240%, 12/01/22	498
642	2.395%, 01/01/22	665
1,000	2.760%, 05/01/21	1,048
1,781	2.766%, 06/01/23	1,874
1,000	2.790%, 05/01/27	1,047
1,000	3.030%, 04/01/27	1,072
1,500	3.100%, 09/01/25	1,617
1,000	3.110%, 12/01/24	1,076
1,000	3.240%, 12/01/26	1,086
1,000	3.290%, 08/01/26	1,092
500	3.340%, 02/01/27	547
1,000	3.380%, 12/01/23	1,095
1,000	3.540%, 10/01/20	1,074
2,259	3.590%, 12/01/20	2,431
1,488	3.760%, 10/01/23 - 11/01/23	1,661
707	4.000%, 07/01/42	765

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	91

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,008		4.160%, 03/01/21	1,108
334		4.263%, 06/01/21	367
763		4.300%, 04/01/21	846
481		4.390%, 05/01/21	534
41		5.500%, 04/01/38	44
73		6.000%, 03/01/37	82
		Government National Mortgage Association II, 30 Year, Single Family,
183		6.000%, 03/20/28 - 09/20/38	210
8		7.500%, 02/20/28 - 09/20/28	10
23		8.000%, 12/20/25 - 08/20/28	27
13		8.500%, 03/20/25 - 05/20/25	15
1		Government National Mortgage Association, 15 Year, Single Family, 6.000%, 10/15/17	1
		Government National Mortgage Association, 30 Year, Single Family,
223		6.000%, 11/15/28 - 12/15/38	256
203		6.500%, 01/15/24 - 12/15/35	238
196		7.000%, 08/15/23 - 06/15/35	228
15		7.500%, 11/15/22 - 09/15/28	16
2		8.000%, 07/15/22 - 08/15/28	2
—	(h)	8.500%, 11/15/17	—	(h)
4		9.000%, 02/15/20 - 11/15/24	4
46		9.500%, 09/15/18 - 12/15/25	50
572		Government National Mortgage Association, Other, 3.500%, 11/20/33	610

		Total Mortgage Pass-Through Securities (Cost $34,522)	36,440

Supranational — 0.0% (g)
150		African Development Bank, 8.800%, 09/01/19 (Cost $174)	181

U.S. Government Agency Securities — 2.3%
		Federal National Mortgage Association,
1,000		Zero Coupon, 06/01/17	995
800		5.000%, 05/11/17	825
		Financing Corp. STRIPS,
1,440		1.559%, 05/11/18 (n)	1,419
584		3.473%, 09/26/19 (n)	564
		Residual Funding Corp. STRIPS,
500		1.199%, 01/15/21 (n)	470
250		1.561%, 10/15/19 (n)	241
1,950		1.871%, 07/15/20 (n)	1,849
1,000		Tennessee Valley Authority, 5.500%, 07/18/17	1,042
333		Tennessee Valley Authority STRIPS, 4.322%, 05/01/19 (n)	321

		Total U.S. Government Agency Securities (Cost $7,584)	7,726

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 22.5%
	U.S. Treasury Coupon STRIPS,
2,650	1.638%, 11/15/19 (n)	2,562
3,825	2.046%, 08/15/23 (n)	3,443
200	2.080%, 05/15/24 (n)	177
2,150	2.165%, 11/15/23 (n)	1,924
2,985	2.178%, 02/15/20 (n)	2,878
200	2.197%, 05/15/26 (n)	170
3,000	2.303%, 02/15/24 (n)	2,674
10	2.312%, 05/15/28 (n)	8
3,275	2.361%, 02/15/21 (n)	3,100
750	2.481%, 05/15/23 (n)	678
300	2.505%, 02/15/27 (n)	250
8,275	2.555%, 08/15/21 (n)	7,761
2,400	2.590%, 02/15/22 (n)	2,231
1,300	2.611%, 11/15/22 (n)	1,189
1,495	2.677%, 05/15/19 (n)	1,457
200	2.695%, 05/15/25 (n)	174
5,495	2.736%, 02/15/23 (n)	4,999
53	2.825%, 02/15/28 (n)	43
1,000	2.875%, 08/15/22 (n)	920
200	2.976%, 08/15/28 (n)	161
1,224	3.085%, 02/15/17 (n)	1,221
47	3.217%, 08/15/26 (n)	40
300	3.338%, 11/15/26 (n)	252
4,848	3.506%, 05/15/20 (n)	4,654
100	3.540%, 08/15/27 (n)	82
140	3.571%, 11/15/27 (n)	114
1,525	3.632%, 11/15/21 (n)	1,424
400	5.542%, 11/15/16 (n)	400
	U.S. Treasury Notes,
15,000	2.000%, 02/15/25	15,543
14,000	2.000%, 08/15/25	14,501
700	2.375%, 08/15/24	745

	Total U.S. Treasury Obligations (Cost $72,786)	75,775

SHARES
Short-Term Investment — 2.9%
	Investment Company — 2.9%
9,876	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $9,876)	9,876

	Total Investments — 101.9% (Cost $331,574)	343,690
	Liabilities in Excess of Other Assets — (1.9)%	(6,557)

	NET ASSETS — 100.0%	$337,133

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

92	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

JPMorgan Institutional Trust Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2016.
CMBS	— Commercial Mortgage-Backed Security
CMO	— Collateralized Mortgage Obligation
CSMC	— Credit Suisse Mortgage Trust
CVR	— Contingent Value Rights
ESOP	— Employee Stock Ownership Program
ETF	— Exchange Traded Fund
FHA	— Federal Housing Administration
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2016. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SPDR	— Standard & Poor’s Depositary Receipts

STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2016.
USD	— United States Dollar
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2016.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%
(h)	— Amount rounds to less than 500.
(k)	— All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	— The rate shown is the current yield as of August 31, 2016.
(n)	— The rate shown is the effective yield at the date of purchase.
(q)	— Investment in affiliate which is a security in the Fund’s index.
(t)	— The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2016.

[1]	— Security matures in 2110.
[2]	— Security matures in 2115.
[3]	— Security matures in 2105.
[4]	— Security matures in 2111.
[5]	— Security matures in 2114.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	93

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in thousands, except per share amounts)

	Core Bond Trust		Equity Index Trust		Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$3,723,396		$282,910		$333,814
Investments in affiliates, at value	5,825		8,289		9,876

Total investment securities, at value	3,729,221		291,199		343,690
Cash	—		—	(a)	—
Receivables:
Investment securities sold	1,385		49		32,741
Fund shares sold	5,139		—		—
Interest and dividends from non-affiliates	16,049		659		1,116
Dividends from affiliates	8		—	(a)	1
Prepaid expenses and other assets	96		1		6

Total Assets	3,751,898		291,908		377,554

LIABILITIES:
Payables:
Due to custodian	13		—		5
Investment securities purchased	2,603		—		319
Fund shares redeemed	361		—		40,000
Variation margin on futures contracts	—		13		—
Accrued liabilities:
Investment advisory fees	431		12		24
Custodian and accounting fees	76		7		35
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)	1
Audit fees	56		28		35
Other	51		3		2

Total Liabilities	3,591		63		40,421

Net Assets	$3,748,307		$291,845		$337,133

Paid-in-Capital	$3,510,860		$137,168		$321,172
Accumulated undistributed (distributions in excess of) net investment income	292		1,330		18
Accumulated net realized gains (losses)	27,615		(3,917)		3,827
Net unrealized appreciation (depreciation)	209,540		157,264		12,116

Total Net Assets	$3,748,307		$291,845		$337,133

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	347,573		12,577		32,210

Net asset value, offering and redemption price per share (b)	$10.78		$23.21		$10.47

Cost of investments in non-affiliates	$3,513,856		$127,519		$321,698
Cost of investments in affiliates	5,825		6,459		9,876

(a)	Amount rounds to less than 500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

94	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2016 (Unaudited)

(Amounts in thousands)

	Core Bond Trust	Equity Index Trust		Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$68,264	$—	(a)	$5,849
Dividend income from non-affiliates	—	3,146		—
Dividend income from affiliates	205	57		13

Total investment income	68,469	3,203		5,862

EXPENSES:
Investment advisory fees	6,314	364		592
Administration fees	2,105	145		197
Custodian and accounting fees	156	13		76
Professional fees	77	25		32
Trustees’ and Chief Compliance Officer’s fees	14	10		12
Printing and mailing costs	15	1		3
Transfer agency fees	18	1		2
Other	66	8		9

Total expenses	8,765	567		923

Less fees waived	(5,717)	(423)		(635)

Net expenses	3,048	144		288

Net investment income (loss)	65,421	3,059		5,574

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	24,517	10,513		3,382
Investments in affiliates	—	101		—
Futures	—	252		—

Net realized gain (loss)	24,517	10,866		3,382

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	59,884	21,937		604
Investments in affiliates	—	551		—
Futures	—	18		—
Unfunded commitments	1	—		—

Change in net unrealized appreciation/depreciation	59,885	22,506		604

Net realized/unrealized gains (losses)	84,402	33,372		3,986

Change in net assets resulting from operations	$149,823	$36,431		$9,560

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	95

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Equity Index Trust
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$65,421	$131,867	$3,059	$6,632
Net realized gain (loss)	24,517	12,075	10,866	35,301
Change in net unrealized appreciation/depreciation	59,885	(46,534)	22,506	(60,840)

Change in net assets resulting from operations	149,823	97,408	36,431	(18,907)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(66,344)	(135,958)	(2,691)	(6,719)
From net realized gains	—	(10,096)	(2,904)	(31,146)

Total distributions to shareholders	(66,344)	(146,054)	(5,595)	(37,865)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	352,751	810,370	436	9,366
Distributions reinvested	61,646	138,032	5,433	37,865
Cost of shares redeemed	(960,175)	(670,162)	(20,812)	(81,120)

Change in net assets resulting from capital transactions	(545,778)	278,240	(14,943)	(33,889)

NET ASSETS:
Change in net assets	(462,299)	229,594	15,893	(90,661)
Beginning of period	4,210,606	3,981,012	275,952	366,613

End of period	$3,748,307	$4,210,606	$291,845	$275,952

Accumulated undistributed (distributions in excess of) net investment income	$292	$1,215	$1,330	$962

SHARE TRANSACTIONS:
Issued	33,235	76,020	20	384
Reinvested	5,758	13,089	240	1,719
Redeemed	(89,554)	(63,554)	(923)	(3,262)

Change in Shares	(50,561)	25,555	(663)	(1,159)

SEE NOTES TO FINANCIAL STATEMENTS.

96	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

	Intermediate Bond Trust
	Six Months Ended August 31, 2016 (Unaudited)	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,574	$11,279
Net realized gain (loss)	3,382	916
Change in net unrealized appreciation/depreciation	604	(1,454)

Change in net assets resulting from operations	9,560	10,741

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,604)	(11,609)
From net realized gains	—	(628)

Total distributions to shareholders	(5,604)	(12,237)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,107	117,431
Distributions reinvested	5,183	11,334
Cost of shares redeemed	(126,126)	(51,605)

Change in net assets resulting from capital transactions	(119,836)	77,160

NET ASSETS:
Change in net assets	(115,880)	75,664
Beginning of period	453,013	377,349

End of period	$337,133	$453,013

Accumulated undistributed (distributions in excess of) net investment income	$18	$48

SHARE TRANSACTIONS:
Issued	106	11,315
Reinvested	497	1,097
Redeemed	(12,096)	(4,998)

Change in Shares	(11,493)	7,414

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
Core Bond Trust
Six Months Ended August 31, 2016 (Unaudited)	$10.58	$0.17	(f)	$0.20	$0.37	$(0.17)	$—	$—	$(0.17)
Year Ended February 29, 2016	10.69	0.32	(f)	(0.07)	0.25	(0.33)	(0.03)	—	(0.36)
Year Ended February 28, 2015	10.57	0.36		0.15	0.51	(0.36)	(0.03)	—	(0.39)
Year Ended February 28, 2014	10.89	0.38		(0.32)	0.06	(0.37)	(0.01)	—	(0.38)
Year Ended February 28, 2013	10.82	0.43		0.08	0.51	(0.43)	(0.01)	—	(0.44)
Year Ended February 29, 2012	10.50	0.50		0.35	0.85	(0.51)	(0.02)	—	(0.53)

Equity Index Trust
Six Months Ended August 31, 2016 (Unaudited)	20.84	0.24	(f)	2.57	2.81	(0.21)	(0.23)	—	(0.44)
Year Ended February 29, 2016	25.46	0.53	(f)	(2.02)	(1.49)	(0.52)	(2.61)	—	(3.13)
Year Ended February 28, 2015	22.49	0.48		2.95	3.43	(0.46)	—	—	(0.46)
Year Ended February 28, 2014	18.32	0.42		4.15	4.57	(0.40)	—	—	(0.40)
Year Ended February 28, 2013	16.53	0.38		1.79	2.17	(0.38)	—	—	(0.38)
Year Ended February 29, 2012	16.10	0.31		0.46	0.77	(0.34)	—	—	(0.34)

Intermediate Bond Trust
Six Months Ended August 31, 2016 (Unaudited)	10.37	0.15	(f)	0.10	0.25	(0.15)	—	—	(0.15)
Year Ended February 29, 2016	10.40	0.26	(f)	(0.01)	0.25	(0.27)	(0.01)	—	(0.28)
Year Ended February 28, 2015	10.41	0.30		0.04	0.34	(0.30)	(0.05)	—	(0.35)
Year Ended February 28, 2014	10.68	0.32		(0.26)	0.06	(0.32)	(0.01)	—	(0.33)
Year Ended February 28, 2013	10.63	0.36		0.04	0.40	(0.35)	—	—	(0.35)
Year Ended February 29, 2012	10.38	0.43		0.38	0.81	(0.47)	(0.06)	(0.03)	(0.56)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

98	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.78	3.52%	$3,748,307	0.14%	3.10%	0.42%	11%
10.58	2.35	4,210,606	0.14	3.03	0.42	22
10.69	4.88	3,981,012	0.14	3.36	0.42	19
10.57	0.58	3,865,134	0.14	3.60	0.42	18
10.89	4.70	3,713,768	0.15	3.97	0.42	16
10.82	8.24	3,458,321	0.15	4.66	0.42	21

$23.21	13.55%	$291,845	0.10%	2.10%	0.39%	2%
20.84	(6.24)	275,952	0.10	2.19	0.39	5
25.46	15.38	366,613	0.10	1.97	0.39	4
22.49	25.21	367,378	0.10	2.01	0.38	5
18.32	13.34	323,335	0.10	2.22	0.38	7
16.53	4.97	301,098	0.10	2.03	0.38	8

$10.47	2.41%	$337,133	0.15%	2.82%	0.47%	10%
10.37	2.47	453,013	0.14	2.53	0.46	27
10.40	3.29	377,349	0.14	2.90	0.47	25
10.41	0.53	348,655	0.14	3.07	0.46	17
10.68	3.76	377,951	0.14	3.33	0.47	15
10.63	7.98	361,305	0.14	4.05	0.48	35

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	99

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited)

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Three separate diversified series of the Trust (collectively, the “Funds”) covered by this report commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust. As of September 1, 2016, Equity Index Trust no longer accepts purchases of fund shares. See Note 8.

The investment objective of Core Bond Trust is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Equity Index Trust is to seek investment results that correspond to the aggregate price and dividend performance of securities in the Standard and Poor’s 500 Composite Stock Price Index.

The investment objective of Intermediate Bond Trust is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds. Prior to April 1, 2016, JPMorgan Funds Management, Inc. (“JPMFM”) served as the Funds’ administrator. Effective April 1, 2016, JPMFM merged into JPMIM and JPMIM became the Funds’ Administrator under the Administration Agreement.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

100	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Core Bond Trust and Intermediate Bond Trust at August 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$268,846	$145,188	$414,034
Collateralized Mortgage Obligations
Agency CMO	—	484,111	—	484,111
Non-Agency CMO	—	121,994	25,989	147,983

Total Collateralized Mortgage Obligations	—	606,105	25,989	632,094

Commercial Mortgage-Backed Securities	—	78,475	12,808	91,283
Corporate Bonds
Consumer Discretionary	—	62,423	—	62,423
Consumer Staples	—	53,185	—	53,185
Energy	—	94,503	—	94,503
Financials	—	369,731	—	369,731
Health Care	—	53,506	—	53,506
Industrials	—	67,783	—	67,783
Information Technology	—	45,779	—	45,779
Materials	—	24,931	—	24,931
Real Estate	—	21,767	—	21,767
Telecommunication Services	—	58,088	—	58,088
Utilities	—	76,586	—	76,586

Total Corporate Bonds	—	928,282	—	928,282

Foreign Government Securities	—	50,352	—	50,352
Mortgage Pass-Through Securities	—	672,137	—	672,137
Municipal Bonds	—	11,718	—	11,718
Preferred Security Financials	—	536	—	536
Supranational	—	3,622	—	3,622
U.S. Government Agency Securities	—	95,610	—	95,610
U.S. Treasury Obligations	—	817,408	—	817,408
Loan Assignment
Consumer Discretionary	—	6,320	—	6,320
Short-Term Investment
Investment Company	5,825	—	—	5,825

Total Investments in Securities	$5,825	$3,539,411	$183,985	$3,729,221

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	101

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

Equity Index Trust
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$34,971	$—	$—		$34,971
Consumer Staples	28,759	—	—		28,759
Energy	20,049	—	—		20,049
Financials	37,874	—	—		37,874
Health Care	41,866	—	—		41,866
Industrials	28,462	—	—		28,462
Information Technology	60,041	—	—		60,041
Materials	8,358	—	—		8,358
Real Estate	8,852	—	—		8,852
Telecommunication Services	7,599	—	—		7,599
Utilities	9,265	—	—		9,265

Total Common Stocks	286,096	—	—		286,096

Exchange Traded Fund	326	—	—		326
Rights
Consumer Staples	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Company	4,537	—	—		4,537
U.S. Treasury Obligation	—	240	—		240

Total Investments in Securities	$290,959	$240	$—	(a)	$291,199

Appreciation in Other Financial Instruments
Futures Contracts	$43	$—	$—		$43

Intermediate Bond Trust
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$35,583	$11,716		$47,299
Collateralized Mortgage Obligations
Agency CMO	—	67,222	—		67,222
Non-Agency CMO	—	7,655	889		8,544

Total Collateralized Mortgage Obligations	—	74,877	889		75,766

Commercial Mortgage-Backed Securities	—	6,167	1,007		7,174
Corporate Bonds
Consumer Discretionary	—	3,351	—		3,351
Consumer Staples	—	4,323	—		4,323
Energy	—	7,507	—		7,507
Financials	—	37,625	—		37,625
Health Care	—	3,298	—		3,298
Industrials	—	4,957	—		4,957
Information Technology	—	4,124	—		4,124
Materials	—	1,937	—		1,937
Real Estate	—	2,001	—		2,001
Telecommunication Services	—	4,592	—		4,592
Utilities	—	5,506	—		5,506

Total Corporate Bonds	—	79,221	—		79,221

102	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

Intermediate Bond Trust (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Foreign Government Securities	$—	$4,232	$—	$4,232
Mortgage Pass-Through Securities	—	36,440	—	36,440
Supranational	—	181	—	181
U.S. Government Agency Securities	—	7,726	—	7,726
U.S. Treasury Obligations	—	75,775	—	75,775
Short-Term Investment
Investment Company	9,876	—	—	9,876

Total Investments in Securities	$9,876	$320,202	$13,612	$343,690

(a)	Amount rounds to less than 500.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

For each of the Funds, there were no transfers between levels 1 and 2 during the six months ended August 31, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2016
Investments in Securities:
Asset-Backed Securities	$44,464	$—	$1,556	$(251)	$17,232	$(22,080)	$107,464	$(3,197)	$145,188
Collateralized Mortgage Obligations — Non-Agency CMO	21,277	—	(792)	184	4,577	(2,636)	6,758	(3,379)	25,989
Commercial Mortgage-Backed Securities	14,849	—	(185)	(665)	—	(1,191)	—	—	12,808
Loan Assignment — Financials	1,143	—	6	— (a)	111	(1,260)	—	—	—

	$81,733	$—	$585	$(732)	$21,920	$(27,167)	$114,222	$(6,576)	$183,985

Intermediate Bond Trust	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2016
Investments in Securities:
Asset-Backed Securities	$1,988	$—	$116	$— (a)	$1,034	$(1,569)	$10,147	$—	$11,716
Collateralized Mortgage Obligations — Non-Agency CMO	559	—	(9)	10	499	(120)	—	(50)	889
Commercial Mortgage-Backed Securities	1,129	—	(6)	(28)	—	(88)	—	—	1,007

	$3,676	$—	$101	$(18)	$1,533	$(1,777)	$10,147	$(50)	$13,612

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended August 31, 2016.

The change in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2016, which were valued using significant unobservable inputs (level 3) were as follows (amounts in thousands):

Value
Core Bond Trust	$998
Intermediate Bond Trust	104

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	103

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Core Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$109,066	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (3.77%)
			Constant Default Rate	0.00% - 50.00% (11.95%)
			Yield (Discount Rate of Cash Flows)	2.06% - 25.00% (4.07%)

Asset-Backed Securities	109,066

	20,985	Discounted Cash Flow	Constant Prepayment Rate	1.00% - 37.14% (11.41%)
			Constant Default Rate	0.00% - 9.64% (3.59%)
			Yield (Discount Rate of Cash Flows)	0.61% - 142.13% (6.34%)

Collateralized Mortgage Obligations	20,985

	7,406	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (11.58%)
			Yield (Discount Rate of Cash Flows)	-47.05% - 6.91% (4.41%)

Commercial Mortgage-Backed Securities	7,406

Total	$137,457

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At August 31, 2016, the value of these investments was approximately $46,528,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

104	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

Intermediate Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$7,782	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (1.73%)
			Constant Default Rate	0.00% - 50.00% (13.94%)
			Yield (Discount Rate of Cash Flows)	2.07% - 7.53% (3.57%)

Asset-Backed Securities	7,782

	869	Discounted Cash Flow	Constant Prepayment Rate	4.00% - 25.00% (12.82%)
			Constant Default Rate	0.00% - 7.51% (1.07%)
			Yield (Discount Rate of Cash Flows)	1.53% - 142.13% (4.64%)

Collateralized Mortgage Obligations	869

	450	Discounted Cash Flow	Constant Prepayment Rate	0.00 - 100.00% (1.52%)
			Yield (Discount Rate of Cash Flows)	0.97% - 6.91% (5.03%)

Commercial Mortgage-Backed Securities	450

Total	$9,100

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At August 31, 2016, the value of these investments was approximately $4,512,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

As of August 31, 2016, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. When Issued, Delayed Delivery Securities and Forward Commitments — Core Bond Trust and Intermediate Bond Trust purchased when issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued, delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued, delayed delivery, or forward commitment basis is not accrued until settlement date.

The Funds did not have forward commitments nor delayed delivery securities outstanding as of August 31, 2016.

D. Loan Assignments — Core Bond Trust and Intermediate Bond Trust may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which it acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	105

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

E. Unfunded Commitments — Core Bond Trust may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At August 31, 2016, the Fund did not have any outstanding unfunded loan commitments.

F. Futures Contracts — Equity Index Trust used index futures contracts to gain or reduce exposure to its index, maintain liquidity or minimize transaction costs. The Fund also bought futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. The use of futures contracts exposes the Fund to equity price risk.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of Equity Index Trust’s futures contracts activity during the six months ended August 31, 2016 (amounts in thousands):

	Equity Index Trust
Futures Contracts:
Average Notional Balance Long	$2,483	(a)
Ending Notional Balance Long	4,773

(a)	For the period March 1, 2016 through August 31, 2016.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

106	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

G. Investment Transactions with Affiliates — An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers (amounts in thousands).

Affiliate	Value at February 29, 2016	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend/ Interest Income		Shares at August 31, 2016	Value at August 31, 2016
Core Bond Trust
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	$124,518	$667,040	$791,558	$—	$200		—	$—
JPMorgan Prime Money Market Fund, Institutional Class Shares	—	112,396	106,571	—	5		5,825	5,825

	$124,518	$779,436	$898,129	$—	$205		5,825	$5,825

Equity Index Trust
JPMorgan Chase & Co. (common stock)*	$3,345	$11	$256	$101	$54		56	$3,752
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	1,641	9,178	10,819	—	3		—	—
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares	—	4,644	107	—	—	(a)	4,537	4,537

	$4,986	$13,833	$11,182	$101	$57		4,593	$8,289

Intermediate Bond Trust
JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares	$26,357	$33,774	$60,131	$—	$12		—	$—
JPMorgan Prime Money Market Fund, Institutional Class Shares	—	9,876	—	—	1		9,876	9,876

	$26,357	$43,650	$60,131	$—	$13		9,876	$9,876

(a)	Amount rounds to less than 500.
*	Investment in affiliate which is a security in the Fund’s index.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

I. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2016, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

K. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly, except for Equity Index Trust, for which distributions are generally declared and paid quarterly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Trust	0.30%
Equity Index Trust	0.25
Intermediate Bond Trust	0.30

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	107

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

Effective September 1, 2016, the investment advisory fee for Equity Index Trust was changed to 0.04%.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Funds’ average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E. Waivers and Reimbursements — The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Equity Index Trust	0.10
Intermediate Bond Trust	0.15

The expense limitation agreements were in effect for the six months ended August 31, 2016, and are in place until at least until June 30, 2017.

For the six months ended August 31, 2016, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total
Core Bond Trust	$3,502	$2,105	$5,607
Equity Index Trust	276	145	421
Intermediate Bond Trust	429	197	626

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). Effective December 29, 2015, the Adviser and Administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund. Prior to December 29, 2015, a portion of the waiver was voluntary.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the six months ended August 31, 2016 were as follows (amounts in thousands):

Core Bond Trust	$110
Equity Index Trust	2
Intermediate Bond Trust	9

F. Other — Certain officers of the Trust are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

108	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2016, Core Bond Trust and Intermediate Bond Trust purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2016, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2016, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$307,600	$510,482	$125,976	$387,684
Equity Index Trust	6,293	26,478	—	—
Intermediate Bond Trust	11,801	41,521	27,639	96,629

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2016 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$3,519,681	$220,119	$10,579	$209,540
Equity Index Trust	133,978	160,126	2,905	157,221
Intermediate Bond Trust	331,574	12,615	499	12,116

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 29, 2016, the Funds did not have any post-enactment net capital loss carryforwards.

At February 29, 2016, the following Fund utilized pre-enactment capital loss carryforwards as follows (amounts in thousands):

Equity Index Trust	$229

6. Borrowings

Effective August 16, 2016, Core Bond Trust and Intermediate Bond Trust along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which and any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the Fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. The initial term of the Credit Facility is 364 days, unless extended.

The Funds did not utilize the Credit Facility during the six months ended August 31, 2016.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	109

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2016, the Equity Index Trust and Intermediate Bond Trust each had two individual shareholder accounts which collectively represented 39.3% and 47.3% of the respective Fund’s net assets. Significant shareholder transactions by these accounts may impact the Funds’ performance.

Risks applicable only to Equity Index Trust:

The Fund may also invest in unaffiliated passively managed ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).

ETFs may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in securities.

Risks applicable only to Core Bond Trust and Intermediate Bond Trust:

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. A significant portion of the Funds’ investments is comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

8. Subsequent Event

At their meeting in August 2016, the Board approved the liquidation of the Equity Index Trust which is expected to occur on or about November 1, 2016.

During the period September 1, 2016 through October 27, 2016, the Intermediate Bond Trust had net redemptions of $81,823,463. This amount represented 24.3% of the Fund’s net assets as of August 31, 2016.

110	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, March 1, 2016, and continued to hold your shares at the end of the reporting period, August 31, 2016.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$1,035.20	$0.72	0.14%
Hypothetical	1,000.00	1,024.50	0.71	0.14

Equity Index Trust
Actual	1,000.00	1,135.50	0.54	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10

Intermediate Bond Trust
Actual	1,000.00	1,024.10	0.77	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	111

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2016, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 17, 2016.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense analyses compiled by Broadridge using data from Lipper Inc. , independent providers of investment company data (together, “Broadridge/Lipper”). The Trustees’ independent consultant also provided additional analyses of the performance of the Funds, as well as a risk/return assessment of certain Funds as compared to the Fund’s objectives and peers, in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed Advisory Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders. With respect to the Equity Index Trust, the Trustees approved the liquidation of the Fund on or about November 1, 2016, and the continuation of the Advisory Agreement until its liquidation.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by J.P. Morgan Investment Management Inc. in its role as administrator (“JPMIM”).

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns

112	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMIM earns fees from the Funds for providing administrative services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

AUGUST 31, 2016	JPMORGAN INSTITUTIONAL TRUST FUNDS	113

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Broadridge/Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge/Lipper investment classification and objective (the “Universe”), as well as a sub-set of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting mutual funds in each Fund’s Peer Group and Universe. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. For Core Bond Trust, the Trustees and Adviser determined that the Peer Group and/or Universe is less meaningful and the independent consultant prepared an analysis of the Fund across various risk and return metrics including tracking error, volatility, total/excess return versus various indices and customized peer groups of funds with similar portfolio objectives (as selected by the independent consultant). The Broadridge/Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance is summarized below:

The Trustees noted that the Core Bond Trust’s performance was in the first, second and third quintiles based upon the Peer Group, and in the first quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2015, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

With respect to the Equity Index Trust, the Trustees approved the liquidation of the Fund on or about November 1, 2016, and the continuation of the Advisory Agreement until its liquidation. The Trustees noted that the Equity Index Trust’s performance was in the first quintiles based upon both the Peer Group and Universe, for each of the one-, three- and five-year periods ended December 31, 2015. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was reasonable.

The Trustees noted that the Intermediate Bond Trust’s performance was in the first quintiles based upon both the Peer Group and Universe, for each of the one-, three-, and five-year periods ended December 31, 2015. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as each Fund. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios are summarized below:

The Trustees noted that the Core Bond Trust’s net advisory fee and actual total expenses were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Equity Index Trust’s net advisory fee was in the third quintile based upon the Peer Group, and in the second quintile based upon the Universe. The Trustees noted that actual total expenses were in the second quintile based upon the Peer Group, and in the first quintile based upon the Universes, respectively. The Trustees further noted that the Equity Index Trust advisory fee would be lowered from 0.25% to 0.04% effective September 1, 2016. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Intermediate Bond Trust’s net advisory fee and actual total expenses were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

114	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2016

FOR MORE INFORMATION:

INVESTMENT ADVISER

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

270 Park Avenue

New York, New York 10017

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016. All rights reserved. August 2016.	SAN-INSTT-816

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable to a semi-annual report.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 4, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 4, 2016